UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 7 of its series: Allspring Managed Account CoreBuilder Shares-Series EM, Allspring Emerging Markets Equity Fund, Allspring Emerging Markets Equity Income Fund, Allspring Global Long/Short Equity Fund, Allspring International Equity Fund, Allspring Special Global Small Cap Fund and Allspring Special International Small Cap Fund.

Date of reporting period: October 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

October 31, 2024

Managed Account CoreBuilder Shares - Series EM

ACBEX

This annual shareholder report contains important information about Managed Account CoreBuilder Shares - Series EM for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder Shares - Series EM	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Managed Account CoreBuilder Shares - Series EM	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
11/16/2022	$10,000	$10,000	$10,000
10/31/2023	$10,066	$9,844	$10,165
10/31/2024	$12,083	$12,336	$12,639

Managed Account CoreBuilder Shares - Series EM

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,256,351
# of portfolio holdings	63
Portfolio turnover rate	107%
Total advisory fees paid	$0
AATR	1 Year	Since Inception (11/16/2022)
Managed Account CoreBuilder Shares - Series EM	20.04	10.15
MSCI EM Index (Net) (USD) (Strategy)	25.32	11.33
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	12.72

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Samsung Electronics Co. Ltd. Korea Exchange	4.4
Embassy Office Parks REIT	3.6
Samsung Electronics Co. Ltd. Preferred Stock	3.3
360 ONE WAM Ltd.	3.0
Power Grid Corp. of India Ltd.	2.9
GAIL India Ltd.	2.6
LIC Housing Finance Ltd.	2.6
Nippon Life India Asset Management Ltd.	2.4
Bajaj Auto Ltd.	2.1
Midea Group Co. Ltd. Class A	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

India	30.4
China	20.3
South Korea	12.7
Taiwan	12.4
Saudi Arabia	4.2
Malaysia	3.2
Thailand	3.1
United Arab Emirates	2.1
Greece	2.0
Indonesia	1.5
Other	8.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.9
Information technology	20.2
Consumer discretionary	13.7
Real estate	10.3
Industrials	9.1
Utilities	8.9
Consumer staples	4.6
Health care	4.0
Communication services	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4904 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Fund

Institutional Class

EMGNX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$123	1.11%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Total return based on a $10,000 investment

	Institutional Class	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,902	$9,894	$10,072
12/31/2014	$9,311	$9,438	$9,709
1/31/2015	$9,320	$9,495	$9,695
2/28/2015	$9,558	$9,789	$10,213
3/31/2015	$9,329	$9,650	$10,048
4/30/2015	$9,877	$10,392	$10,556
5/31/2015	$9,594	$9,976	$10,391
6/30/2015	$9,500	$9,717	$10,101
7/31/2015	$8,925	$9,043	$10,073
8/31/2015	$8,134	$8,225	$9,303
9/30/2015	$7,869	$7,978	$8,872
10/31/2015	$8,534	$8,547	$9,532
11/30/2015	$8,354	$8,213	$9,335
12/31/2015	$8,097	$8,030	$9,159
1/31/2016	$7,679	$7,509	$8,536
2/29/2016	$7,606	$7,497	$8,439
3/31/2016	$8,557	$8,489	$9,125
4/30/2016	$8,743	$8,535	$9,365
5/31/2016	$8,530	$8,217	$9,207
6/30/2016	$8,948	$8,545	$9,066
7/31/2016	$9,389	$8,975	$9,515
8/31/2016	$9,580	$9,198	$9,575
9/30/2016	$9,776	$9,317	$9,693
10/31/2016	$9,762	$9,339	$9,553
11/30/2016	$9,248	$8,909	$9,332
12/31/2016	$9,073	$8,929	$9,571
1/31/2017	$9,620	$9,417	$9,910
2/28/2017	$9,845	$9,705	$10,068
3/31/2017	$10,287	$9,950	$10,324
4/30/2017	$10,563	$10,168	$10,544
5/31/2017	$10,912	$10,469	$10,887
6/30/2017	$10,931	$10,574	$10,920
7/31/2017	$11,492	$11,205	$11,323
8/31/2017	$11,699	$11,455	$11,382
9/30/2017	$11,781	$11,409	$11,593
10/31/2017	$11,952	$11,809	$11,812
11/30/2017	$11,855	$11,833	$11,908
12/31/2017	$12,238	$12,257	$12,174
1/31/2018	$13,104	$13,279	$12,852
2/28/2018	$12,571	$12,667	$12,246
3/31/2018	$12,446	$12,431	$12,030
4/30/2018	$12,270	$12,376	$12,222
5/31/2018	$11,974	$11,938	$11,940
6/30/2018	$11,566	$11,442	$11,715
7/31/2018	$11,719	$11,693	$11,995
8/31/2018	$11,214	$11,377	$11,744
9/30/2018	$11,131	$11,316	$11,798
10/31/2018	$10,237	$10,331	$10,838
11/30/2018	$10,649	$10,757	$10,941
12/31/2018	$10,311	$10,472	$10,446
1/31/2019	$11,353	$11,389	$11,235
2/28/2019	$11,573	$11,414	$11,454
3/31/2019	$11,648	$11,510	$11,523
4/30/2019	$12,031	$11,752	$11,827
5/31/2019	$11,054	$10,900	$11,192
6/30/2019	$11,807	$11,580	$11,866
7/31/2019	$11,722	$11,438	$11,723
8/31/2019	$11,508	$10,881	$11,361
9/30/2019	$11,722	$11,088	$11,653
10/31/2019	$12,325	$11,556	$12,059
11/30/2019	$12,409	$11,540	$12,166
12/31/2019	$13,203	$12,401	$12,693
1/31/2020	$12,632	$11,823	$12,352
2/29/2020	$12,160	$11,199	$11,375
3/31/2020	$10,068	$9,474	$9,728
4/30/2020	$11,050	$10,342	$10,465
5/31/2020	$11,371	$10,421	$10,808
6/30/2020	$12,471	$11,187	$11,296
7/31/2020	$13,354	$12,187	$11,800
8/31/2020	$13,557	$12,457	$12,305
9/30/2020	$13,264	$12,257	$12,003
10/31/2020	$13,486	$12,509	$11,745
11/30/2020	$14,855	$13,666	$13,324
12/31/2020	$16,014	$14,671	$14,045
1/31/2021	$16,322	$15,121	$14,075
2/28/2021	$16,782	$15,236	$14,354
3/31/2021	$16,336	$15,006	$14,535
4/30/2021	$16,777	$15,380	$14,963
5/31/2021	$16,834	$15,737	$15,431
6/30/2021	$17,227	$15,764	$15,331
7/31/2021	$15,536	$14,703	$15,079
8/31/2021	$15,863	$15,088	$15,365
9/30/2021	$14,963	$14,488	$14,873
10/31/2021	$14,887	$14,631	$15,228
11/30/2021	$14,120	$14,035	$14,542
12/31/2021	$14,115	$14,298	$15,143
1/31/2022	$14,077	$14,027	$14,585
2/28/2022	$13,157	$13,608	$14,297
3/31/2022	$12,870	$13,301	$14,320
4/30/2022	$12,051	$12,561	$13,420
5/31/2022	$12,227	$12,616	$13,517
6/30/2022	$11,440	$11,778	$12,354
7/31/2022	$11,374	$11,749	$12,777
8/31/2022	$11,450	$11,798	$12,366
9/30/2022	$10,292	$10,415	$11,130
10/31/2022	$10,034	$10,092	$11,463
11/30/2022	$11,455	$11,588	$12,816
12/31/2022	$11,366	$11,425	$12,720
1/31/2023	$12,350	$12,328	$13,752
2/28/2023	$11,516	$11,528	$13,269
3/31/2023	$11,877	$11,877	$13,593
4/30/2023	$11,689	$11,743	$13,830
5/31/2023	$11,511	$11,546	$13,327
6/30/2023	$12,056	$11,984	$13,925
7/31/2023	$12,625	$12,730	$14,491
8/31/2023	$11,766	$11,946	$13,836
9/30/2023	$11,376	$11,633	$13,399
10/31/2023	$11,038	$11,181	$12,847
11/30/2023	$11,815	$12,076	$14,003
12/31/2023	$12,353	$12,548	$14,706
1/31/2024	$11,713	$11,966	$14,560
2/29/2024	$12,197	$12,535	$14,929
3/31/2024	$12,485	$12,845	$15,396
4/30/2024	$12,348	$12,903	$15,119
5/31/2024	$12,549	$12,976	$15,558
6/30/2024	$12,827	$13,488	$15,543
7/31/2024	$12,793	$13,528	$15,903
8/31/2024	$13,096	$13,746	$16,356
9/30/2024	$13,887	$14,664	$16,797
10/31/2024	$13,399	$14,012	$15,972

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032
AATR	1 Year	5 Years	10 Years
Institutional Class	21.38	1.68	2.97
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4146 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Fund

Class R6

EMGDX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$112	1.01%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Total return based on a $10,000 investment

	Class R6	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,902	$9,894	$10,072
12/31/2014	$9,312	$9,438	$9,709
1/31/2015	$9,321	$9,495	$9,695
2/28/2015	$9,559	$9,789	$10,213
3/31/2015	$9,330	$9,650	$10,048
4/30/2015	$9,878	$10,392	$10,556
5/31/2015	$9,599	$9,976	$10,391
6/30/2015	$9,500	$9,717	$10,101
7/31/2015	$8,930	$9,043	$10,073
8/31/2015	$8,139	$8,225	$9,303
9/30/2015	$7,869	$7,978	$8,872
10/31/2015	$8,539	$8,547	$9,532
11/30/2015	$8,359	$8,213	$9,335
12/31/2015	$8,105	$8,030	$9,159
1/31/2016	$7,681	$7,509	$8,536
2/29/2016	$7,608	$7,497	$8,439
3/31/2016	$8,560	$8,489	$9,125
4/30/2016	$8,747	$8,535	$9,365
5/31/2016	$8,537	$8,217	$9,207
6/30/2016	$8,956	$8,545	$9,066
7/31/2016	$9,398	$8,975	$9,515
8/31/2016	$9,589	$9,198	$9,575
9/30/2016	$9,785	$9,317	$9,693
10/31/2016	$9,771	$9,339	$9,553
11/30/2016	$9,256	$8,909	$9,332
12/31/2016	$9,085	$8,929	$9,571
1/31/2017	$9,628	$9,417	$9,910
2/28/2017	$9,854	$9,705	$10,068
3/31/2017	$10,296	$9,950	$10,324
4/30/2017	$10,577	$10,168	$10,544
5/31/2017	$10,927	$10,469	$10,887
6/30/2017	$10,945	$10,574	$10,920
7/31/2017	$11,507	$11,205	$11,323
8/31/2017	$11,719	$11,455	$11,382
9/30/2017	$11,797	$11,409	$11,593
10/31/2017	$11,972	$11,809	$11,812
11/30/2017	$11,876	$11,833	$11,908
12/31/2017	$12,262	$12,257	$12,174
1/31/2018	$13,125	$13,279	$12,852
2/28/2018	$12,591	$12,667	$12,246
3/31/2018	$12,470	$12,431	$12,030
4/30/2018	$12,299	$12,376	$12,222
5/31/2018	$12,002	$11,938	$11,940
6/30/2018	$11,589	$11,442	$11,715
7/31/2018	$11,746	$11,693	$11,995
8/31/2018	$11,236	$11,377	$11,744
9/30/2018	$11,152	$11,316	$11,798
10/31/2018	$10,257	$10,331	$10,838
11/30/2018	$10,674	$10,757	$10,941
12/31/2018	$10,331	$10,472	$10,446
1/31/2019	$11,376	$11,389	$11,235
2/28/2019	$11,601	$11,414	$11,454
3/31/2019	$11,676	$11,510	$11,523
4/30/2019	$12,055	$11,752	$11,827
5/31/2019	$11,081	$10,900	$11,192
6/30/2019	$11,835	$11,580	$11,866
7/31/2019	$11,755	$11,438	$11,723
8/31/2019	$11,535	$10,881	$11,361
9/30/2019	$11,750	$11,088	$11,653
10/31/2019	$12,359	$11,556	$12,059
11/30/2019	$12,444	$11,540	$12,166
12/31/2019	$13,239	$12,401	$12,693
1/31/2020	$12,666	$11,823	$12,352
2/29/2020	$12,193	$11,199	$11,375
3/31/2020	$10,101	$9,474	$9,728
4/30/2020	$11,085	$10,342	$10,465
5/31/2020	$11,402	$10,421	$10,808
6/30/2020	$12,510	$11,187	$11,296
7/31/2020	$13,395	$12,187	$11,800
8/31/2020	$13,599	$12,457	$12,305
9/30/2020	$13,310	$12,257	$12,003
10/31/2020	$13,532	$12,509	$11,745
11/30/2020	$14,905	$13,666	$13,324
12/31/2020	$16,066	$14,671	$14,045
1/31/2021	$16,379	$15,121	$14,075
2/28/2021	$16,840	$15,236	$14,354
3/31/2021	$16,398	$15,006	$14,535
4/30/2021	$16,840	$15,380	$14,963
5/31/2021	$16,897	$15,737	$15,431
6/30/2021	$17,292	$15,764	$15,331
7/31/2021	$15,600	$14,703	$15,079
8/31/2021	$15,928	$15,088	$15,365
9/30/2021	$15,025	$14,488	$14,873
10/31/2021	$14,949	$14,631	$15,228
11/30/2021	$14,179	$14,035	$14,542
12/31/2021	$14,176	$14,298	$15,143
1/31/2022	$14,138	$14,027	$14,585
2/28/2022	$13,214	$13,608	$14,297
3/31/2022	$12,936	$13,301	$14,320
4/30/2022	$12,107	$12,561	$13,420
5/31/2022	$12,285	$12,616	$13,517
6/30/2022	$11,499	$11,778	$12,354
7/31/2022	$11,432	$11,749	$12,777
8/31/2022	$11,509	$11,798	$12,366
9/30/2022	$10,345	$10,415	$11,130
10/31/2022	$10,086	$10,092	$11,463
11/30/2022	$11,513	$11,588	$12,816
12/31/2022	$11,429	$11,425	$12,720
1/31/2023	$12,419	$12,328	$13,752
2/28/2023	$11,584	$11,528	$13,269
3/31/2023	$11,948	$11,877	$13,593
4/30/2023	$11,759	$11,743	$13,830
5/31/2023	$11,579	$11,546	$13,327
6/30/2023	$12,128	$11,984	$13,925
7/31/2023	$12,705	$12,730	$14,491
8/31/2023	$11,841	$11,946	$13,836
9/30/2023	$11,448	$11,633	$13,399
10/31/2023	$11,104	$11,181	$12,847
11/30/2023	$11,890	$12,076	$14,003
12/31/2023	$12,435	$12,548	$14,706
1/31/2024	$11,790	$11,966	$14,560
2/29/2024	$12,277	$12,535	$14,929
3/31/2024	$12,572	$12,845	$15,396
4/30/2024	$12,435	$12,903	$15,119
5/31/2024	$12,636	$12,976	$15,558
6/30/2024	$12,917	$13,488	$15,543
7/31/2024	$12,882	$13,528	$15,903
8/31/2024	$13,192	$13,746	$16,356
9/30/2024	$13,989	$14,664	$16,797
10/31/2024	$13,497	$14,012	$15,972

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032
AATR	1 Year	5 Years	10 Years
Class R6	21.55	1.78	3.04
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4660 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Fund

Class C

EMGCX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$240	2.18%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Total return based on a $10,000 investment

	Class C with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,895	$9,894	$10,072
12/31/2014	$9,293	$9,438	$9,709
1/31/2015	$9,293	$9,495	$9,695
2/28/2015	$9,520	$9,789	$10,213
3/31/2015	$9,282	$9,650	$10,048
4/30/2015	$9,818	$10,392	$10,556
5/31/2015	$9,531	$9,976	$10,391
6/30/2015	$9,426	$9,717	$10,101
7/31/2015	$8,851	$9,043	$10,073
8/31/2015	$8,056	$8,225	$9,303
9/30/2015	$7,786	$7,978	$8,872
10/31/2015	$8,437	$8,547	$9,532
11/30/2015	$8,250	$8,213	$9,335
12/31/2015	$7,990	$8,030	$9,159
1/31/2016	$7,565	$7,509	$8,536
2/29/2016	$7,488	$7,497	$8,439
3/31/2016	$8,415	$8,489	$9,125
4/30/2016	$8,592	$8,535	$9,365
5/31/2016	$8,377	$8,217	$9,207
6/30/2016	$8,780	$8,545	$9,066
7/31/2016	$9,199	$8,975	$9,515
8/31/2016	$9,382	$9,198	$9,575
9/30/2016	$9,564	$9,317	$9,693
10/31/2016	$9,542	$9,339	$9,553
11/30/2016	$9,028	$8,909	$9,332
12/31/2016	$8,851	$8,929	$9,571
1/31/2017	$9,376	$9,417	$9,910
2/28/2017	$9,586	$9,705	$10,068
3/31/2017	$10,006	$9,950	$10,324
4/30/2017	$10,265	$10,168	$10,544
5/31/2017	$10,596	$10,469	$10,887
6/30/2017	$10,602	$10,574	$10,920
7/31/2017	$11,137	$11,205	$11,323
8/31/2017	$11,331	$11,455	$11,382
9/30/2017	$11,397	$11,409	$11,593
10/31/2017	$11,552	$11,809	$11,812
11/30/2017	$11,447	$11,833	$11,908
12/31/2017	$11,806	$12,257	$12,174
1/31/2018	$12,628	$13,279	$12,852
2/28/2018	$12,104	$12,667	$12,246
3/31/2018	$11,977	$12,431	$12,030
4/30/2018	$11,795	$12,376	$12,222
5/31/2018	$11,496	$11,938	$11,940
6/30/2018	$11,093	$11,442	$11,715
7/31/2018	$11,231	$11,693	$11,995
8/31/2018	$10,734	$11,377	$11,744
9/30/2018	$10,646	$11,316	$11,798
10/31/2018	$9,779	$10,331	$10,838
11/30/2018	$10,166	$10,757	$10,941
12/31/2018	$9,834	$10,472	$10,446
1/31/2019	$10,817	$11,389	$11,235
2/28/2019	$11,016	$11,414	$11,454
3/31/2019	$11,077	$11,510	$11,523
4/30/2019	$11,430	$11,752	$11,827
5/31/2019	$10,491	$10,900	$11,192
6/30/2019	$11,198	$11,580	$11,866
7/31/2019	$11,110	$11,438	$11,723
8/31/2019	$10,889	$10,881	$11,361
9/30/2019	$11,082	$11,088	$11,653
10/31/2019	$11,646	$11,556	$12,059
11/30/2019	$11,712	$11,540	$12,166
12/31/2019	$12,452	$12,401	$12,693
1/31/2020	$11,900	$11,823	$12,352
2/29/2020	$11,441	$11,199	$11,375
3/31/2020	$9,470	$9,474	$9,728
4/30/2020	$10,381	$10,342	$10,465
5/31/2020	$10,674	$10,421	$10,808
6/30/2020	$11,695	$11,187	$11,296
7/31/2020	$12,507	$12,187	$11,800
8/31/2020	$12,706	$12,457	$12,305
9/30/2020	$12,424	$12,257	$12,003
10/31/2020	$12,623	$12,509	$11,745
11/30/2020	$13,887	$13,666	$13,324
12/31/2020	$14,953	$14,671	$14,045
1/31/2021	$15,229	$15,121	$14,075
2/28/2021	$15,649	$15,236	$14,354
3/31/2021	$15,218	$15,006	$14,535
4/30/2021	$15,610	$15,380	$14,963
5/31/2021	$15,649	$15,737	$15,431
6/30/2021	$16,002	$15,764	$15,331
7/31/2021	$14,423	$14,703	$15,079
8/31/2021	$14,710	$15,088	$15,365
9/30/2021	$13,860	$14,488	$14,873
10/31/2021	$13,777	$14,631	$15,228
11/30/2021	$13,059	$14,035	$14,542
12/31/2021	$13,043	$14,298	$15,143
1/31/2022	$12,993	$14,027	$14,585
2/28/2022	$12,131	$13,608	$14,297
3/31/2022	$11,861	$13,301	$14,320
4/30/2022	$11,093	$12,561	$13,420
5/31/2022	$11,242	$12,616	$13,517
6/30/2022	$10,514	$11,778	$12,354
7/31/2022	$10,442	$11,749	$12,777
8/31/2022	$10,502	$11,798	$12,366
9/30/2022	$9,431	$10,415	$11,130
10/31/2022	$9,188	$10,092	$11,463
11/30/2022	$10,486	$11,588	$12,816
12/31/2022	$10,403	$11,425	$12,720
1/31/2023	$11,302	$12,328	$13,752
2/28/2023	$10,536	$11,528	$13,269
3/31/2023	$10,862	$11,877	$13,593
4/30/2023	$10,687	$11,743	$13,830
5/31/2023	$10,522	$11,546	$13,327
6/30/2023	$11,018	$11,984	$13,925
7/31/2023	$11,536	$12,730	$14,491
8/31/2023	$10,747	$11,946	$13,836
9/30/2023	$10,389	$11,633	$13,399
10/31/2023	$10,077	$11,181	$12,847
11/30/2023	$10,784	$12,076	$14,003
12/31/2023	$11,275	$12,548	$14,706
1/31/2024	$10,687	$11,966	$14,560
2/29/2024	$11,123	$12,535	$14,929
3/31/2024	$11,387	$12,845	$15,396
4/30/2024	$11,257	$12,903	$15,119
5/31/2024	$11,438	$12,976	$15,558
6/30/2024	$11,683	$13,488	$15,543
7/31/2024	$11,655	$13,528	$15,903
8/31/2024	$11,924	$13,746	$16,356
9/30/2024	$12,642	$14,664	$16,797
10/31/2024	$12,197	$14,012	$15,972

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032
AATR	1 Year	5 Years	10 Years
Class C	20.17	0.62	2.01
Class C with Load	19.17	0.62	2.01
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0963 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Fund

Class A

EMGAX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$157	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Total return based on a $10,000 investment

	Class A with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$9,424	$10,000	$10,000
11/30/2014	$9,327	$9,894	$10,072
12/31/2014	$8,766	$9,438	$9,709
1/31/2015	$8,770	$9,495	$9,695
2/28/2015	$8,992	$9,789	$10,213
3/31/2015	$8,775	$9,650	$10,048
4/30/2015	$9,288	$10,392	$10,556
5/31/2015	$9,018	$9,976	$10,391
6/30/2015	$8,925	$9,717	$10,101
7/31/2015	$8,385	$9,043	$10,073
8/31/2015	$7,637	$8,225	$9,303
9/30/2015	$7,385	$7,978	$8,872
10/31/2015	$8,009	$8,547	$9,532
11/30/2015	$7,836	$8,213	$9,335
12/31/2015	$7,593	$8,030	$9,159
1/31/2016	$7,197	$7,509	$8,536
2/29/2016	$7,125	$7,497	$8,439
3/31/2016	$8,016	$8,489	$9,125
4/30/2016	$8,185	$8,535	$9,365
5/31/2016	$7,989	$8,217	$9,207
6/30/2016	$8,377	$8,545	$9,066
7/31/2016	$8,786	$8,975	$9,515
8/31/2016	$8,965	$9,198	$9,575
9/30/2016	$9,143	$9,317	$9,693
10/31/2016	$9,125	$9,339	$9,553
11/30/2016	$8,639	$8,909	$9,332
12/31/2016	$8,478	$8,929	$9,571
1/31/2017	$8,984	$9,417	$9,910
2/28/2017	$9,191	$9,705	$10,068
3/31/2017	$9,603	$9,950	$10,324
4/30/2017	$9,859	$10,168	$10,544
5/31/2017	$10,181	$10,469	$10,887
6/30/2017	$10,195	$10,574	$10,920
7/31/2017	$10,715	$11,205	$11,323
8/31/2017	$10,908	$11,455	$11,382
9/30/2017	$10,979	$11,409	$11,593
10/31/2017	$11,132	$11,809	$11,812
11/30/2017	$11,038	$11,833	$11,908
12/31/2017	$11,396	$12,257	$12,174
1/31/2018	$12,195	$13,279	$12,852
2/28/2018	$11,696	$12,667	$12,246
3/31/2018	$11,580	$12,431	$12,030
4/30/2018	$11,413	$12,376	$12,222
5/31/2018	$11,131	$11,938	$11,940
6/30/2018	$10,744	$11,442	$11,715
7/31/2018	$10,888	$11,693	$11,995
8/31/2018	$10,412	$11,377	$11,744
9/30/2018	$10,331	$11,316	$11,798
10/31/2018	$9,501	$10,331	$10,838
11/30/2018	$9,882	$10,757	$10,941
12/31/2018	$9,562	$10,472	$10,446
1/31/2019	$10,522	$11,389	$11,235
2/28/2019	$10,729	$11,414	$11,454
3/31/2019	$10,793	$11,510	$11,523
4/30/2019	$11,139	$11,752	$11,827
5/31/2019	$10,238	$10,900	$11,192
6/30/2019	$10,928	$11,580	$11,866
7/31/2019	$10,851	$11,438	$11,723
8/31/2019	$10,644	$10,881	$11,361
9/30/2019	$10,838	$11,088	$11,653
10/31/2019	$11,396	$11,556	$12,059
11/30/2019	$11,468	$11,540	$12,166
12/31/2019	$12,199	$12,401	$12,693
1/31/2020	$11,668	$11,823	$12,352
2/29/2020	$11,228	$11,199	$11,375
3/31/2020	$9,295	$9,474	$9,728
4/30/2020	$10,198	$10,342	$10,465
5/31/2020	$10,488	$10,421	$10,808
6/30/2020	$11,500	$11,187	$11,296
7/31/2020	$12,312	$12,187	$11,800
8/31/2020	$12,494	$12,457	$12,305
9/30/2020	$12,226	$12,257	$12,003
10/31/2020	$12,426	$12,509	$11,745
11/30/2020	$13,682	$13,666	$13,324
12/31/2020	$14,744	$14,671	$14,045
1/31/2021	$15,025	$15,121	$14,075
2/28/2021	$15,443	$15,236	$14,354
3/31/2021	$15,030	$15,006	$14,535
4/30/2021	$15,429	$15,380	$14,963
5/31/2021	$15,475	$15,737	$15,431
6/30/2021	$15,833	$15,764	$15,331
7/31/2021	$14,281	$14,703	$15,079
8/31/2021	$14,571	$15,088	$15,365
9/30/2021	$13,741	$14,488	$14,873
10/31/2021	$13,668	$14,631	$15,228
11/30/2021	$12,960	$14,035	$14,542
12/31/2021	$12,955	$14,298	$15,143
1/31/2022	$12,914	$14,027	$14,585
2/28/2022	$12,068	$13,608	$14,297
3/31/2022	$11,804	$13,301	$14,320
4/30/2022	$11,048	$12,561	$13,420
5/31/2022	$11,203	$12,616	$13,517
6/30/2022	$10,484	$11,778	$12,354
7/31/2022	$10,420	$11,749	$12,777
8/31/2022	$10,484	$11,798	$12,366
9/30/2022	$9,424	$10,415	$11,130
10/31/2022	$9,183	$10,092	$11,463
11/30/2022	$10,479	$11,588	$12,816
12/31/2022	$10,397	$11,425	$12,720
1/31/2023	$11,295	$12,328	$13,752
2/28/2023	$10,530	$11,528	$13,269
3/31/2023	$10,855	$11,877	$13,593
4/30/2023	$10,681	$11,743	$13,830
5/31/2023	$10,516	$11,546	$13,327
6/30/2023	$11,011	$11,984	$13,925
7/31/2023	$11,529	$12,730	$14,491
8/31/2023	$10,740	$11,946	$13,836
9/30/2023	$10,383	$11,633	$13,399
10/31/2023	$10,071	$11,181	$12,847
11/30/2023	$10,777	$12,076	$14,003
12/31/2023	$11,268	$12,548	$14,706
1/31/2024	$10,680	$11,966	$14,560
2/29/2024	$11,116	$12,535	$14,929
3/31/2024	$11,380	$12,845	$15,396
4/30/2024	$11,250	$12,903	$15,119
5/31/2024	$11,430	$12,976	$15,558
6/30/2024	$11,676	$13,488	$15,543
7/31/2024	$11,648	$13,528	$15,903
8/31/2024	$11,917	$13,746	$16,356
9/30/2024	$12,634	$14,664	$16,797
10/31/2024	$12,190	$14,012	$15,972

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032
AATR	1 Year	5 Years	10 Years
Class A	21.04	1.36	2.61
Class A with Load	14.08	0.16	2.00
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0663 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Fund

Administrator Class

EMGYX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$150	1.36%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Improving company fundamentals and macro tailwinds supported emerging market equities during the period. Key drivers included growing corporate focus on return on capital, momentum factor performance, China’s efforts to resuscitate its economy, resilient Indian economic growth, monetary easing, and demand for technology related to artificial intelligence. All sectors and 22 out of 24 countries rose. The top sectors were information technology (IT), financials, and consumer discretionary. Leading countries were Taiwan, India, and China. The portfolio benefited from strong stock selection in Taiwan, Poland, Chile, IT, and consumer discretionary. Taiwan Semiconductor Manufacturing Company Limited and Bharti Airtel Limited, the Indian telecom provider, were leading contributors. The portfolio was hurt by stock selection in India, Mexico, and financials and by being underweight to the strong Mexico market. Samsung Electronics Company, Limited, and AIA Group Limited, a pan-Asia insurance firm, were the largest detractors. During the period, the portfolio added exposure to Poland, materials, and industrials and reduced exposure to Mexico and consumer staples.

Total return based on a $10,000 investment

	Administrator Class	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,902	$9,894	$10,072
12/31/2014	$9,302	$9,438	$9,709
1/31/2015	$9,311	$9,495	$9,695
2/28/2015	$9,549	$9,789	$10,213
3/31/2015	$9,316	$9,650	$10,048
4/30/2015	$9,862	$10,392	$10,556
5/31/2015	$9,580	$9,976	$10,391
6/30/2015	$9,481	$9,717	$10,101
7/31/2015	$8,908	$9,043	$10,073
8/31/2015	$8,115	$8,225	$9,303
9/30/2015	$7,846	$7,978	$8,872
10/31/2015	$8,509	$8,547	$9,532
11/30/2015	$8,330	$8,213	$9,335
12/31/2015	$8,070	$8,030	$9,159
1/31/2016	$7,651	$7,509	$8,536
2/29/2016	$7,574	$7,497	$8,439
3/31/2016	$8,521	$8,489	$9,125
4/30/2016	$8,706	$8,535	$9,365
5/31/2016	$8,494	$8,217	$9,207
6/30/2016	$8,909	$8,545	$9,066
7/31/2016	$9,341	$8,975	$9,515
8/31/2016	$9,531	$9,198	$9,575
9/30/2016	$9,725	$9,317	$9,693
10/31/2016	$9,707	$9,339	$9,553
11/30/2016	$9,193	$8,909	$9,332
12/31/2016	$9,020	$8,929	$9,571
1/31/2017	$9,561	$9,417	$9,910
2/28/2017	$9,779	$9,705	$10,068
3/31/2017	$10,216	$9,950	$10,324
4/30/2017	$10,493	$10,168	$10,544
5/31/2017	$10,838	$10,469	$10,887
6/30/2017	$10,847	$10,574	$10,920
7/31/2017	$11,406	$11,205	$11,323
8/31/2017	$11,611	$11,455	$11,382
9/30/2017	$11,688	$11,409	$11,593
10/31/2017	$11,852	$11,809	$11,812
11/30/2017	$11,752	$11,833	$11,908
12/31/2017	$12,134	$12,257	$12,174
1/31/2018	$12,987	$13,279	$12,852
2/28/2018	$12,453	$12,667	$12,246
3/31/2018	$12,334	$12,431	$12,030
4/30/2018	$12,156	$12,376	$12,222
5/31/2018	$11,860	$11,938	$11,940
6/30/2018	$11,449	$11,442	$11,715
7/31/2018	$11,599	$11,693	$11,995
8/31/2018	$11,097	$11,377	$11,744
9/30/2018	$11,011	$11,316	$11,798
10/31/2018	$10,125	$10,331	$10,838
11/30/2018	$10,531	$10,757	$10,941
12/31/2018	$10,191	$10,472	$10,446
1/31/2019	$11,219	$11,389	$11,235
2/28/2019	$11,439	$11,414	$11,454
3/31/2019	$11,508	$11,510	$11,523
4/30/2019	$11,879	$11,752	$11,827
5/31/2019	$10,916	$10,900	$11,192
6/30/2019	$11,655	$11,580	$11,866
7/31/2019	$11,572	$11,438	$11,723
8/31/2019	$11,356	$10,881	$11,361
9/30/2019	$11,563	$11,088	$11,653
10/31/2019	$12,159	$11,556	$12,059
11/30/2019	$12,237	$11,540	$12,166
12/31/2019	$13,018	$12,401	$12,693
1/31/2020	$12,454	$11,823	$12,352
2/29/2020	$11,982	$11,199	$11,375
3/31/2020	$9,921	$9,474	$9,728
4/30/2020	$10,887	$10,342	$10,465
5/31/2020	$11,201	$10,421	$10,808
6/30/2020	$12,283	$11,187	$11,296
7/31/2020	$13,147	$12,187	$11,800
8/31/2020	$13,475	$12,457	$12,305
9/30/2020	$13,184	$12,257	$12,003
10/31/2020	$13,406	$12,509	$11,745
11/30/2020	$14,760	$13,666	$13,324
12/31/2020	$15,906	$14,671	$14,045
1/31/2021	$16,211	$15,121	$14,075
2/28/2021	$16,664	$15,236	$14,354
3/31/2021	$16,220	$15,006	$14,535
4/30/2021	$16,650	$15,380	$14,963
5/31/2021	$16,701	$15,737	$15,431
6/30/2021	$17,090	$15,764	$15,331
7/31/2021	$15,411	$14,703	$15,079
8/31/2021	$15,730	$15,088	$15,365
9/30/2021	$14,832	$14,488	$14,873
10/31/2021	$14,758	$14,631	$15,228
11/30/2021	$13,995	$14,035	$14,542
12/31/2021	$13,984	$14,298	$15,143
1/31/2022	$13,942	$14,027	$14,585
2/28/2022	$13,028	$13,608	$14,297
3/31/2022	$12,749	$13,301	$14,320
4/30/2022	$11,928	$12,561	$13,420
5/31/2022	$12,100	$12,616	$13,517
6/30/2022	$11,324	$11,778	$12,354
7/31/2022	$11,259	$11,749	$12,777
8/31/2022	$11,334	$11,798	$12,366
9/30/2022	$10,183	$10,415	$11,130
10/31/2022	$9,927	$10,092	$11,463
11/30/2022	$11,329	$11,588	$12,816
12/31/2022	$11,237	$11,425	$12,720
1/31/2023	$12,211	$12,328	$13,752
2/28/2023	$11,382	$11,528	$13,269
3/31/2023	$11,738	$11,877	$13,593
4/30/2023	$11,551	$11,743	$13,830
5/31/2023	$11,373	$11,546	$13,327
6/30/2023	$11,907	$11,984	$13,925
7/31/2023	$12,469	$12,730	$14,491
8/31/2023	$11,616	$11,946	$13,836
9/30/2023	$11,228	$11,633	$13,399
10/31/2023	$10,891	$11,181	$12,847
11/30/2023	$11,659	$12,076	$14,003
12/31/2023	$12,187	$12,548	$14,706
1/31/2024	$11,553	$11,966	$14,560
2/29/2024	$12,026	$12,535	$14,929
3/31/2024	$12,310	$12,845	$15,396
4/30/2024	$12,173	$12,903	$15,119
5/31/2024	$12,366	$12,976	$15,558
6/30/2024	$12,636	$13,488	$15,543
7/31/2024	$12,603	$13,528	$15,903
8/31/2024	$12,896	$13,746	$16,356
9/30/2024	$13,672	$14,664	$16,797
10/31/2024	$13,189	$14,012	$15,972

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$3,882,963,501
# of portfolio holdings	122
Portfolio turnover rate	10%
Total advisory fees paid	$36,864,032
AATR	1 Year	5 Years	10 Years
Administrator Class	21.11	1.64	2.81
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
Tencent Holdings Ltd.	5.3
Samsung Electronics Co. Ltd. Korea Exchange	4.8
Reliance Industries Ltd. London Stock Exchange GDR	3.7
Meituan Class B	2.5
Bharti Airtel Ltd.	2.3
HDFC Bank Ltd.	2.2
WH Group Ltd.	2.1
Alibaba Group Holding Ltd. New York Stock Exchange ADR	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.6
India	17.2
Taiwan	15.9
South Korea	12.6
Brazil	5.3
Mexico	4.5
Hong Kong	4.4
Indonesia	4.1
South Africa	3.6
Thailand	2.6
Other	9.2

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	22.5
Communication services	17.1
Consumer staples	15.5
Financials	14.0
Consumer discretionary	13.1
Energy	5.7
Industrials	4.5
Materials	4.2
Real estate	1.7
Health care	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On October 16, 2024, Prashant Paroda was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0763 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Income Fund

Institutional Class

EQIIX

This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$140	1.22%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Institutional Class	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,922	$9,894	$9,753	$10,072
12/31/2014	$9,627	$9,438	$9,281	$9,709
1/31/2015	$9,654	$9,495	$9,231	$9,695
2/28/2015	$9,893	$9,789	$9,634	$10,213
3/31/2015	$9,698	$9,650	$9,407	$10,048
4/30/2015	$10,401	$10,392	$10,438	$10,556
5/31/2015	$10,132	$9,976	$9,873	$10,391
6/30/2015	$9,964	$9,717	$9,749	$10,101
7/31/2015	$9,580	$9,043	$8,991	$10,073
8/31/2015	$8,830	$8,225	$8,140	$9,303
9/30/2015	$8,494	$7,978	$7,635	$8,872
10/31/2015	$9,005	$8,547	$8,119	$9,532
11/30/2015	$8,712	$8,213	$7,617	$9,335
12/31/2015	$8,680	$8,030	$7,326	$9,159
1/31/2016	$8,300	$7,509	$6,928	$8,536
2/29/2016	$8,246	$7,497	$6,983	$8,439
3/31/2016	$8,990	$8,489	$7,840	$9,125
4/30/2016	$9,017	$8,535	$7,939	$9,365
5/31/2016	$8,681	$8,217	$7,507	$9,207
6/30/2016	$9,007	$8,545	$7,926	$9,066
7/31/2016	$9,376	$8,975	$8,242	$9,515
8/31/2016	$9,428	$9,198	$8,359	$9,575
9/30/2016	$9,484	$9,317	$8,514	$9,693
10/31/2016	$9,530	$9,339	$8,555	$9,553
11/30/2016	$9,106	$8,909	$8,333	$9,332
12/31/2016	$9,137	$8,929	$8,511	$9,571
1/31/2017	$9,584	$9,417	$8,758	$9,910
2/28/2017	$9,909	$9,705	$9,077	$10,068
3/31/2017	$10,070	$9,950	$9,132	$10,324
4/30/2017	$10,122	$10,168	$9,256	$10,544
5/31/2017	$10,220	$10,469	$9,375	$10,887
6/30/2017	$10,334	$10,574	$9,410	$10,920
7/31/2017	$10,697	$11,205	$9,828	$11,323
8/31/2017	$10,864	$11,455	$10,150	$11,382
9/30/2017	$10,816	$11,409	$9,887	$11,593
10/31/2017	$11,066	$11,809	$10,086	$11,812
11/30/2017	$10,971	$11,833	$10,055	$11,908
12/31/2017	$11,418	$12,257	$10,517	$12,174
1/31/2018	$12,424	$13,279	$11,433	$12,852
2/28/2018	$11,836	$12,667	$11,143	$12,246
3/31/2018	$11,796	$12,431	$11,041	$12,030
4/30/2018	$11,676	$12,376	$10,792	$12,222
5/31/2018	$11,190	$11,938	$10,355	$11,940
6/30/2018	$10,534	$11,442	$9,905	$11,715
7/31/2018	$10,896	$11,693	$10,382	$11,995
8/31/2018	$10,621	$11,377	$10,169	$11,744
9/30/2018	$10,849	$11,316	$10,352	$11,798
10/31/2018	$10,057	$10,331	$9,615	$10,838
11/30/2018	$10,290	$10,757	$9,860	$10,941
12/31/2018	$10,119	$10,472	$9,727	$10,446
1/31/2019	$11,006	$11,389	$10,474	$11,235
2/28/2019	$11,031	$11,414	$10,402	$11,454
3/31/2019	$10,948	$11,510	$10,367	$11,523
4/30/2019	$11,089	$11,752	$10,534	$11,827
5/31/2019	$10,446	$10,900	$10,054	$11,192
6/30/2019	$11,054	$11,580	$10,649	$11,866
7/31/2019	$10,799	$11,438	$10,427	$11,723
8/31/2019	$10,393	$10,881	$9,876	$11,361
9/30/2019	$10,681	$11,088	$10,132	$11,653
10/31/2019	$11,188	$11,556	$10,547	$12,059
11/30/2019	$10,997	$11,540	$10,467	$12,166
12/31/2019	$11,830	$12,401	$11,281	$12,693
1/31/2020	$11,020	$11,823	$10,497	$12,352
2/29/2020	$10,571	$11,199	$9,841	$11,375
3/31/2020	$8,649	$9,474	$8,289	$9,728
4/30/2020	$9,320	$10,342	$9,010	$10,465
5/31/2020	$9,306	$10,421	$8,916	$10,808
6/30/2020	$9,739	$11,187	$9,073	$11,296
7/31/2020	$10,675	$12,187	$9,319	$11,800
8/31/2020	$10,683	$12,457	$9,373	$12,305
9/30/2020	$10,489	$12,257	$9,012	$12,003
10/31/2020	$10,568	$12,509	$8,947	$11,745
11/30/2020	$11,867	$13,666	$10,188	$13,324
12/31/2020	$12,759	$14,671	$10,761	$14,045
1/31/2021	$13,087	$15,121	$10,729	$14,075
2/28/2021	$13,457	$15,236	$11,136	$14,354
3/31/2021	$13,441	$15,006	$11,591	$14,535
4/30/2021	$13,532	$15,380	$11,715	$14,963
5/31/2021	$13,876	$15,737	$12,087	$15,431
6/30/2021	$13,817	$15,764	$11,858	$15,331
7/31/2021	$13,290	$14,703	$11,441	$15,079
8/31/2021	$13,636	$15,088	$11,760	$15,365
9/30/2021	$13,116	$14,488	$11,465	$14,873
10/31/2021	$13,239	$14,631	$11,381	$15,228
11/30/2021	$12,659	$14,035	$11,077	$14,542
12/31/2021	$13,157	$14,298	$11,662	$15,143
1/31/2022	$13,325	$14,027	$11,733	$14,585
2/28/2022	$12,894	$13,608	$11,484	$14,297
3/31/2022	$12,701	$13,301	$11,103	$14,320
4/30/2022	$11,932	$12,561	$10,482	$13,420
5/31/2022	$12,160	$12,616	$10,550	$13,517
6/30/2022	$11,199	$11,778	$9,556	$12,354
7/31/2022	$11,184	$11,749	$9,479	$12,777
8/31/2022	$11,069	$11,798	$9,405	$12,366
9/30/2022	$9,931	$10,415	$8,624	$11,130
10/31/2022	$9,739	$10,092	$8,480	$11,463
11/30/2022	$11,077	$11,588	$9,712	$12,816
12/31/2022	$10,799	$11,425	$9,503	$12,720
1/31/2023	$11,761	$12,328	$10,062	$13,752
2/28/2023	$11,044	$11,528	$9,732	$13,269
3/31/2023	$11,353	$11,877	$10,026	$13,593
4/30/2023	$11,316	$11,743	$10,141	$13,830
5/31/2023	$11,019	$11,546	$9,882	$13,327
6/30/2023	$11,517	$11,984	$10,216	$13,925
7/31/2023	$12,068	$12,730	$10,906	$14,491
8/31/2023	$11,302	$11,946	$10,357	$13,836
9/30/2023	$11,084	$11,633	$10,302	$13,399
10/31/2023	$10,708	$11,181	$9,910	$12,847
11/30/2023	$11,546	$12,076	$10,648	$14,003
12/31/2023	$12,122	$12,548	$11,278	$14,706
1/31/2024	$11,900	$11,966	$10,921	$14,560
2/29/2024	$12,477	$12,535	$11,354	$14,929
3/31/2024	$12,744	$12,845	$11,523	$15,396
4/30/2024	$12,866	$12,903	$11,462	$15,119
5/31/2024	$13,140	$12,976	$11,840	$15,558
6/30/2024	$13,572	$13,488	$12,226	$15,543
7/31/2024	$13,667	$13,528	$12,125	$15,903
8/31/2024	$13,817	$13,746	$12,515	$16,356
9/30/2024	$14,574	$14,664	$13,040	$16,797
10/31/2024	$13,832	$14,012	$12,661	$15,972

Emerging Markets Equity Income Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734
AATR	1 Year	5 Years	10 Years
Institutional Class	29.17	4.33	3.30
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3166 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Income Fund

Class R6

EQIRX

This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$134	1.17%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Class R6	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,922	$9,894	$9,753	$10,072
12/31/2014	$9,627	$9,438	$9,281	$9,709
1/31/2015	$9,654	$9,495	$9,231	$9,695
2/28/2015	$9,893	$9,789	$9,634	$10,213
3/31/2015	$9,698	$9,650	$9,407	$10,048
4/30/2015	$10,401	$10,392	$10,438	$10,556
5/31/2015	$10,132	$9,976	$9,873	$10,391
6/30/2015	$9,964	$9,717	$9,749	$10,101
7/31/2015	$9,580	$9,043	$8,991	$10,073
8/31/2015	$8,830	$8,225	$8,140	$9,303
9/30/2015	$8,494	$7,978	$7,635	$8,872
10/31/2015	$8,996	$8,547	$8,119	$9,532
11/30/2015	$8,704	$8,213	$7,617	$9,335
12/31/2015	$8,681	$8,030	$7,326	$9,159
1/31/2016	$8,301	$7,509	$6,928	$8,536
2/29/2016	$8,247	$7,497	$6,983	$8,439
3/31/2016	$8,991	$8,489	$7,840	$9,125
4/30/2016	$9,020	$8,535	$7,939	$9,365
5/31/2016	$8,684	$8,217	$7,507	$9,207
6/30/2016	$9,002	$8,545	$7,926	$9,066
7/31/2016	$9,381	$8,975	$8,242	$9,515
8/31/2016	$9,425	$9,198	$8,359	$9,575
9/30/2016	$9,490	$9,317	$8,514	$9,693
10/31/2016	$9,527	$9,339	$8,555	$9,553
11/30/2016	$9,105	$8,909	$8,333	$9,332
12/31/2016	$9,137	$8,929	$8,511	$9,571
1/31/2017	$9,584	$9,417	$8,758	$9,910
2/28/2017	$9,910	$9,705	$9,077	$10,068
3/31/2017	$10,082	$9,950	$9,132	$10,324
4/30/2017	$10,135	$10,168	$9,256	$10,544
5/31/2017	$10,225	$10,469	$9,375	$10,887
6/30/2017	$10,348	$10,574	$9,410	$10,920
7/31/2017	$10,704	$11,205	$9,828	$11,323
8/31/2017	$10,881	$11,455	$10,150	$11,382
9/30/2017	$10,825	$11,409	$9,887	$11,593
10/31/2017	$11,076	$11,809	$10,086	$11,812
11/30/2017	$10,982	$11,833	$10,055	$11,908
12/31/2017	$11,431	$12,257	$10,517	$12,174
1/31/2018	$12,438	$13,279	$11,433	$12,852
2/28/2018	$11,849	$12,667	$11,143	$12,246
3/31/2018	$11,809	$12,431	$11,041	$12,030
4/30/2018	$11,690	$12,376	$10,792	$12,222
5/31/2018	$11,204	$11,938	$10,355	$11,940
6/30/2018	$10,547	$11,442	$9,905	$11,715
7/31/2018	$10,911	$11,693	$10,382	$11,995
8/31/2018	$10,636	$11,377	$10,169	$11,744
9/30/2018	$10,866	$11,316	$10,352	$11,798
10/31/2018	$10,073	$10,331	$9,615	$10,838
11/30/2018	$10,307	$10,757	$9,860	$10,941
12/31/2018	$10,137	$10,472	$9,727	$10,446
1/31/2019	$11,026	$11,389	$10,474	$11,235
2/28/2019	$11,050	$11,414	$10,402	$11,454
3/31/2019	$10,968	$11,510	$10,367	$11,523
4/30/2019	$11,111	$11,752	$10,534	$11,827
5/31/2019	$10,467	$10,900	$10,054	$11,192
6/30/2019	$11,077	$11,580	$10,649	$11,866
7/31/2019	$10,822	$11,438	$10,427	$11,723
8/31/2019	$10,416	$10,881	$9,876	$11,361
9/30/2019	$10,695	$11,088	$10,132	$11,653
10/31/2019	$11,215	$11,556	$10,547	$12,059
11/30/2019	$11,024	$11,540	$10,467	$12,166
12/31/2019	$11,852	$12,401	$11,281	$12,693
1/31/2020	$11,049	$11,823	$10,497	$12,352
2/29/2020	$10,590	$11,199	$9,841	$11,375
3/31/2020	$8,671	$9,474	$8,289	$9,728
4/30/2020	$9,344	$10,342	$9,010	$10,465
5/31/2020	$9,334	$10,421	$8,916	$10,808
6/30/2020	$9,760	$11,187	$9,073	$11,296
7/31/2020	$10,701	$12,187	$9,319	$11,800
8/31/2020	$10,710	$12,457	$9,373	$12,305
9/30/2020	$10,516	$12,257	$9,012	$12,003
10/31/2020	$10,597	$12,509	$8,947	$11,745
11/30/2020	$11,913	$13,666	$10,188	$13,324
12/31/2020	$12,800	$14,671	$10,761	$14,045
1/31/2021	$13,129	$15,121	$10,729	$14,075
2/28/2021	$13,503	$15,236	$11,136	$14,354
3/31/2021	$13,488	$15,006	$11,591	$14,535
4/30/2021	$13,581	$15,380	$11,715	$14,963
5/31/2021	$13,927	$15,737	$12,087	$15,431
6/30/2021	$13,870	$15,764	$11,858	$15,331
7/31/2021	$13,341	$14,703	$11,441	$15,079
8/31/2021	$13,679	$15,088	$11,760	$15,365
9/30/2021	$13,168	$14,488	$11,465	$14,873
10/31/2021	$13,293	$14,631	$11,381	$15,228
11/30/2021	$12,700	$14,035	$11,077	$14,542
12/31/2021	$13,202	$14,298	$11,662	$15,143
1/31/2022	$13,382	$14,027	$11,733	$14,585
2/28/2022	$12,948	$13,608	$11,484	$14,297
3/31/2022	$12,757	$13,301	$11,103	$14,320
4/30/2022	$11,985	$12,561	$10,482	$13,420
5/31/2022	$12,215	$12,616	$10,550	$13,517
6/30/2022	$11,238	$11,778	$9,556	$12,354
7/31/2022	$11,234	$11,749	$9,479	$12,777
8/31/2022	$11,120	$11,798	$9,405	$12,366
9/30/2022	$9,975	$10,415	$8,624	$11,130
10/31/2022	$9,772	$10,092	$8,480	$11,463
11/30/2022	$11,120	$11,588	$9,712	$12,816
12/31/2022	$10,842	$11,425	$9,503	$12,720
1/31/2023	$11,810	$12,328	$10,062	$13,752
2/28/2023	$11,089	$11,528	$9,732	$13,269
3/31/2023	$11,401	$11,877	$10,026	$13,593
4/30/2023	$11,365	$11,743	$10,141	$13,830
5/31/2023	$11,067	$11,546	$9,882	$13,327
6/30/2023	$11,570	$11,984	$10,216	$13,925
7/31/2023	$12,126	$12,730	$10,906	$14,491
8/31/2023	$11,345	$11,946	$10,357	$13,836
9/30/2023	$11,137	$11,633	$10,302	$13,399
10/31/2023	$10,759	$11,181	$9,910	$12,847
11/30/2023	$11,593	$12,076	$10,648	$14,003
12/31/2023	$12,186	$12,548	$11,278	$14,706
1/31/2024	$11,963	$11,966	$10,921	$14,560
2/29/2024	$12,544	$12,535	$11,354	$14,929
3/31/2024	$12,805	$12,845	$11,523	$15,396
4/30/2024	$12,929	$12,903	$11,462	$15,119
5/31/2024	$13,217	$12,976	$11,840	$15,558
6/30/2024	$13,643	$13,488	$12,226	$15,543
7/31/2024	$13,740	$13,528	$12,125	$15,903
8/31/2024	$13,893	$13,746	$12,515	$16,356
9/30/2024	$14,657	$14,664	$13,040	$16,797
10/31/2024	$13,898	$14,012	$12,661	$15,972

Emerging Markets Equity Income Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	29.17	4.38	3.35
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4682 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Income Fund

Class C

EQICX

This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$262	2.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Class C with Load	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,913	$9,894	$9,753	$10,072
12/31/2014	$9,612	$9,438	$9,281	$9,709
1/31/2015	$9,629	$9,495	$9,231	$9,695
2/28/2015	$9,859	$9,789	$9,634	$10,213
3/31/2015	$9,656	$9,650	$9,407	$10,048
4/30/2015	$10,346	$10,392	$10,438	$10,556
5/31/2015	$10,070	$9,976	$9,873	$10,391
6/30/2015	$9,893	$9,717	$9,749	$10,101
7/31/2015	$9,493	$9,043	$8,991	$10,073
8/31/2015	$8,755	$8,225	$8,140	$9,303
9/30/2015	$8,412	$7,978	$7,635	$8,872
10/31/2015	$8,905	$8,547	$8,119	$9,532
11/30/2015	$8,603	$8,213	$7,617	$9,335
12/31/2015	$8,564	$8,030	$7,326	$9,159
1/31/2016	$8,178	$7,509	$6,928	$8,536
2/29/2016	$8,125	$7,497	$6,983	$8,439
3/31/2016	$8,851	$8,489	$7,840	$9,125
4/30/2016	$8,863	$8,535	$7,939	$9,365
5/31/2016	$8,522	$8,217	$7,507	$9,207
6/30/2016	$8,836	$8,545	$7,926	$9,066
7/31/2016	$9,193	$8,975	$8,242	$9,515
8/31/2016	$9,225	$9,198	$8,359	$9,575
9/30/2016	$9,281	$9,317	$8,514	$9,693
10/31/2016	$9,308	$9,339	$8,555	$9,553
11/30/2016	$8,890	$8,909	$8,333	$9,332
12/31/2016	$8,912	$8,929	$8,511	$9,571
1/31/2017	$9,332	$9,417	$8,758	$9,910
2/28/2017	$9,651	$9,705	$9,077	$10,068
3/31/2017	$9,797	$9,950	$9,132	$10,324
4/30/2017	$9,843	$10,168	$9,256	$10,544
5/31/2017	$9,919	$10,469	$9,375	$10,887
6/30/2017	$10,029	$10,574	$9,410	$10,920
7/31/2017	$10,364	$11,205	$9,828	$11,323
8/31/2017	$10,518	$11,455	$10,150	$11,382
9/30/2017	$10,462	$11,409	$9,887	$11,593
10/31/2017	$10,696	$11,809	$10,086	$11,812
11/30/2017	$10,585	$11,833	$10,055	$11,908
12/31/2017	$11,010	$12,257	$10,517	$12,174
1/31/2018	$11,967	$13,279	$11,433	$12,852
2/28/2018	$11,387	$12,667	$11,143	$12,246
3/31/2018	$11,341	$12,431	$11,041	$12,030
4/30/2018	$11,217	$12,376	$10,792	$12,222
5/31/2018	$10,736	$11,938	$10,355	$11,940
6/30/2018	$10,100	$11,442	$9,905	$11,715
7/31/2018	$10,432	$11,693	$10,382	$11,995
8/31/2018	$10,166	$11,377	$10,169	$11,744
9/30/2018	$10,377	$11,316	$10,352	$11,798
10/31/2018	$9,605	$10,331	$9,615	$10,838
11/30/2018	$9,820	$10,757	$9,860	$10,941
12/31/2018	$9,651	$10,472	$9,727	$10,446
1/31/2019	$10,484	$11,389	$10,474	$11,235
2/28/2019	$10,493	$11,414	$10,402	$11,454
3/31/2019	$10,404	$11,510	$10,367	$11,523
4/30/2019	$10,530	$11,752	$10,534	$11,827
5/31/2019	$9,914	$10,900	$10,054	$11,192
6/30/2019	$10,477	$11,580	$10,649	$11,866
7/31/2019	$10,224	$11,438	$10,427	$11,723
8/31/2019	$9,826	$10,881	$9,876	$11,361
9/30/2019	$10,091	$11,088	$10,132	$11,653
10/31/2019	$10,566	$11,556	$10,547	$12,059
11/30/2019	$10,375	$11,540	$10,467	$12,166
12/31/2019	$11,145	$12,401	$11,281	$12,693
1/31/2020	$10,375	$11,823	$10,497	$12,352
2/29/2020	$9,938	$11,199	$9,841	$11,375
3/31/2020	$8,133	$9,474	$8,289	$9,728
4/30/2020	$8,750	$10,342	$9,010	$10,465
5/31/2020	$8,731	$10,421	$8,916	$10,808
6/30/2020	$9,129	$11,187	$9,073	$11,296
7/31/2020	$9,995	$12,187	$9,319	$11,800
8/31/2020	$9,994	$12,457	$9,373	$12,305
9/30/2020	$9,811	$12,257	$9,012	$12,003
10/31/2020	$9,869	$12,509	$8,947	$11,745
11/30/2020	$11,082	$13,666	$10,188	$13,324
12/31/2020	$11,894	$14,671	$10,761	$14,045
1/31/2021	$12,192	$15,121	$10,729	$14,075
2/28/2021	$12,529	$15,236	$11,136	$14,354
3/31/2021	$12,500	$15,006	$11,591	$14,535
4/30/2021	$12,577	$15,380	$11,715	$14,963
5/31/2021	$12,881	$15,737	$12,087	$15,431
6/30/2021	$12,814	$15,764	$11,858	$15,331
7/31/2021	$12,319	$14,703	$11,441	$15,079
8/31/2021	$12,620	$15,088	$11,760	$15,365
9/30/2021	$12,134	$14,488	$11,465	$14,873
10/31/2021	$12,237	$14,631	$11,381	$15,228
11/30/2021	$11,686	$14,035	$11,077	$14,542
12/31/2021	$12,135	$14,298	$11,662	$15,143
1/31/2022	$12,282	$14,027	$11,733	$14,585
2/28/2022	$11,881	$13,608	$11,484	$14,297
3/31/2022	$11,685	$13,301	$11,103	$14,320
4/30/2022	$10,970	$12,561	$10,482	$13,420
5/31/2022	$11,166	$12,616	$10,550	$13,517
6/30/2022	$10,274	$11,778	$9,556	$12,354
7/31/2022	$10,251	$11,749	$9,479	$12,777
8/31/2022	$10,146	$11,798	$9,405	$12,366
9/30/2022	$9,086	$10,415	$8,624	$11,130
10/31/2022	$8,901	$10,092	$8,480	$11,463
11/30/2022	$10,123	$11,588	$9,712	$12,816
12/31/2022	$9,864	$11,425	$9,503	$12,720
1/31/2023	$10,744	$12,328	$10,062	$13,752
2/28/2023	$10,084	$11,528	$9,732	$13,269
3/31/2023	$10,363	$11,877	$10,026	$13,593
4/30/2023	$10,327	$11,743	$10,141	$13,830
5/31/2023	$10,053	$11,546	$9,882	$13,327
6/30/2023	$10,506	$11,984	$10,216	$13,925
7/31/2023	$11,006	$12,730	$10,906	$14,491
8/31/2023	$10,293	$11,946	$10,357	$13,836
9/30/2023	$10,101	$11,633	$10,302	$13,399
10/31/2023	$9,766	$11,181	$9,910	$12,847
11/30/2023	$10,518	$12,076	$10,648	$14,003
12/31/2023	$11,049	$12,548	$11,278	$14,706
1/31/2024	$10,837	$11,966	$10,921	$14,560
2/29/2024	$11,363	$12,535	$11,354	$14,929
3/31/2024	$11,599	$12,845	$11,523	$15,396
4/30/2024	$11,707	$12,903	$11,462	$15,119
5/31/2024	$11,963	$12,976	$11,840	$15,558
6/30/2024	$12,344	$13,488	$12,226	$15,543
7/31/2024	$12,427	$13,528	$12,125	$15,903
8/31/2024	$12,560	$13,746	$12,515	$16,356
9/30/2024	$13,246	$14,664	$13,040	$16,797
10/31/2024	$12,560	$14,012	$12,661	$15,972

Emerging Markets Equity Income Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734
AATR	1 Year	5 Years	10 Years
Class C	27.78	3.21	2.31
Class C with Load	26.78	3.21	2.31
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3553 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Income Fund

Class A

EQIAX

This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$175	1.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Class A with Load	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$9,426	$10,000	$10,000	$10,000
11/30/2014	$9,346	$9,894	$9,753	$10,072
12/31/2014	$9,063	$9,438	$9,281	$9,709
1/31/2015	$9,088	$9,495	$9,231	$9,695
2/28/2015	$9,313	$9,789	$9,634	$10,213
3/31/2015	$9,121	$9,650	$9,407	$10,048
4/30/2015	$9,782	$10,392	$10,438	$10,556
5/31/2015	$9,526	$9,976	$9,873	$10,391
6/30/2015	$9,365	$9,717	$9,749	$10,101
7/31/2015	$9,001	$9,043	$8,991	$10,073
8/31/2015	$8,293	$8,225	$8,140	$9,303
9/30/2015	$7,983	$7,978	$7,635	$8,872
10/31/2015	$8,452	$8,547	$8,119	$9,532
11/30/2015	$8,168	$8,213	$7,617	$9,335
12/31/2015	$8,140	$8,030	$7,326	$9,159
1/31/2016	$7,784	$7,509	$6,928	$8,536
2/29/2016	$7,733	$7,497	$6,983	$8,439
3/31/2016	$8,424	$8,489	$7,840	$9,125
4/30/2016	$8,448	$8,535	$7,939	$9,365
5/31/2016	$8,130	$8,217	$7,507	$9,207
6/30/2016	$8,425	$8,545	$7,926	$9,066
7/31/2016	$8,769	$8,975	$8,242	$9,515
8/31/2016	$8,815	$9,198	$8,359	$9,575
9/30/2016	$8,873	$9,317	$8,514	$9,693
10/31/2016	$8,899	$9,339	$8,555	$9,553
11/30/2016	$8,507	$8,909	$8,333	$9,332
12/31/2016	$8,531	$8,929	$8,511	$9,571
1/31/2017	$8,949	$9,417	$8,758	$9,910
2/28/2017	$9,245	$9,705	$9,077	$10,068
3/31/2017	$9,402	$9,950	$9,132	$10,324
4/30/2017	$9,448	$10,168	$9,256	$10,544
5/31/2017	$9,528	$10,469	$9,375	$10,887
6/30/2017	$9,632	$10,574	$9,410	$10,920
7/31/2017	$9,969	$11,205	$9,828	$11,323
8/31/2017	$10,121	$11,455	$10,150	$11,382
9/30/2017	$10,074	$11,409	$9,887	$11,593
10/31/2017	$10,304	$11,809	$10,086	$11,812
11/30/2017	$10,204	$11,833	$10,055	$11,908
12/31/2017	$10,619	$12,257	$10,517	$12,174
1/31/2018	$11,556	$13,279	$11,433	$12,852
2/28/2018	$10,999	$12,667	$11,143	$12,246
3/31/2018	$10,959	$12,431	$11,041	$12,030
4/30/2018	$10,853	$12,376	$10,792	$12,222
5/31/2018	$10,388	$11,938	$10,355	$11,940
6/30/2018	$9,774	$11,442	$9,905	$11,715
7/31/2018	$10,109	$11,693	$10,382	$11,995
8/31/2018	$9,849	$11,377	$10,169	$11,744
9/30/2018	$10,068	$11,316	$10,352	$11,798
10/31/2018	$9,329	$10,331	$9,615	$10,838
11/30/2018	$9,537	$10,757	$9,860	$10,941
12/31/2018	$9,380	$10,472	$9,727	$10,446
1/31/2019	$10,195	$11,389	$10,474	$11,235
2/28/2019	$10,212	$11,414	$10,402	$11,454
3/31/2019	$10,132	$11,510	$10,367	$11,523
4/30/2019	$10,261	$11,752	$10,534	$11,827
5/31/2019	$9,661	$10,900	$10,054	$11,192
6/30/2019	$10,222	$11,580	$10,649	$11,866
7/31/2019	$9,983	$11,438	$10,427	$11,723
8/31/2019	$9,603	$10,881	$9,876	$11,361
9/30/2019	$9,861	$11,088	$10,132	$11,653
10/31/2019	$10,334	$11,556	$10,547	$12,059
11/30/2019	$10,155	$11,540	$10,467	$12,166
12/31/2019	$10,924	$12,401	$11,281	$12,693
1/31/2020	$10,174	$11,823	$10,497	$12,352
2/29/2020	$9,755	$11,199	$9,841	$11,375
3/31/2020	$7,986	$9,474	$8,289	$9,728
4/30/2020	$8,597	$10,342	$9,010	$10,465
5/31/2020	$8,587	$10,421	$8,916	$10,808
6/30/2020	$8,985	$11,187	$9,073	$11,296
7/31/2020	$9,838	$12,187	$9,319	$11,800
8/31/2020	$9,843	$12,457	$9,373	$12,305
9/30/2020	$9,670	$12,257	$9,012	$12,003
10/31/2020	$9,732	$12,509	$8,947	$11,745
11/30/2020	$10,938	$13,666	$10,188	$13,324
12/31/2020	$11,747	$14,671	$10,761	$14,045
1/31/2021	$12,049	$15,121	$10,729	$14,075
2/28/2021	$12,387	$15,236	$11,136	$14,354
3/31/2021	$12,368	$15,006	$11,591	$14,535
4/30/2021	$12,448	$15,380	$11,715	$14,963
5/31/2021	$12,762	$15,737	$12,087	$15,431
6/30/2021	$12,705	$15,764	$11,858	$15,331
7/31/2021	$12,215	$14,703	$11,441	$15,079
8/31/2021	$12,530	$15,088	$11,760	$15,365
9/30/2021	$12,057	$14,488	$11,465	$14,873
10/31/2021	$12,158	$14,631	$11,381	$15,228
11/30/2021	$11,621	$14,035	$11,077	$14,542
12/31/2021	$12,075	$14,298	$11,662	$15,143
1/31/2022	$12,230	$14,027	$11,733	$14,585
2/28/2022	$11,833	$13,608	$11,484	$14,297
3/31/2022	$11,656	$13,301	$11,103	$14,320
4/30/2022	$10,946	$12,561	$10,482	$13,420
5/31/2022	$11,152	$12,616	$10,550	$13,517
6/30/2022	$10,256	$11,778	$9,556	$12,354
7/31/2022	$10,249	$11,749	$9,479	$12,777
8/31/2022	$10,141	$11,798	$9,405	$12,366
9/30/2022	$9,097	$10,415	$8,624	$11,130
10/31/2022	$8,915	$10,092	$8,480	$11,463
11/30/2022	$10,140	$11,588	$9,712	$12,816
12/31/2022	$9,881	$11,425	$9,503	$12,720
1/31/2023	$10,762	$12,328	$10,062	$13,752
2/28/2023	$10,101	$11,528	$9,732	$13,269
3/31/2023	$10,380	$11,877	$10,026	$13,593
4/30/2023	$10,344	$11,743	$10,141	$13,830
5/31/2023	$10,070	$11,546	$9,882	$13,327
6/30/2023	$10,523	$11,984	$10,216	$13,925
7/31/2023	$11,024	$12,730	$10,906	$14,491
8/31/2023	$10,310	$11,946	$10,357	$13,836
9/30/2023	$10,118	$11,633	$10,302	$13,399
10/31/2023	$9,782	$11,181	$9,910	$12,847
11/30/2023	$10,535	$12,076	$10,648	$14,003
12/31/2023	$11,067	$12,548	$11,278	$14,706
1/31/2024	$10,854	$11,966	$10,921	$14,560
2/29/2024	$11,382	$12,535	$11,354	$14,929
3/31/2024	$11,618	$12,845	$11,523	$15,396
4/30/2024	$11,726	$12,903	$11,462	$15,119
5/31/2024	$11,983	$12,976	$11,840	$15,558
6/30/2024	$12,364	$13,488	$12,226	$15,543
7/31/2024	$12,447	$13,528	$12,125	$15,903
8/31/2024	$12,580	$13,746	$12,515	$16,356
9/30/2024	$13,267	$14,664	$13,040	$16,797
10/31/2024	$12,581	$14,012	$12,661	$15,972

Emerging Markets Equity Income Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734
AATR	1 Year	5 Years	10 Years
Class A	28.62	4.01	2.93
Class A with Load	21.24	2.79	2.32
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3356 10-24

Annual Shareholder Report

October 31, 2024

Emerging Markets Equity Income Fund

Administrator Class

EQIDX

This annual shareholder report contains important information about Emerging Markets Equity Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$166	1.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto, on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer had better-than-expected earnings and an upgrade to investment grade. Samsung Electronics Ltd. Pfd., detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors, as did Arabian Drilling Co., which faltered after three of its offshore drilling rigs were suspended.

We remain optimistic about emerging markets on improved economic momentum, accommodative policies, attractive valuations, a favorable emerging market growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Administrator Class	MSCI EM Index (Net) (USD)	MSCI EM High Dividend Yield Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,909	$9,894	$9,753	$10,072
12/31/2014	$9,619	$9,438	$9,281	$9,709
1/31/2015	$9,646	$9,495	$9,231	$9,695
2/28/2015	$9,884	$9,789	$9,634	$10,213
3/31/2015	$9,690	$9,650	$9,407	$10,048
4/30/2015	$10,394	$10,392	$10,438	$10,556
5/31/2015	$10,115	$9,976	$9,873	$10,391
6/30/2015	$9,954	$9,717	$9,749	$10,101
7/31/2015	$9,560	$9,043	$8,991	$10,073
8/31/2015	$8,820	$8,225	$8,140	$9,303
9/30/2015	$8,481	$7,978	$7,635	$8,872
10/31/2015	$8,988	$8,547	$8,119	$9,532
11/30/2015	$8,687	$8,213	$7,617	$9,335
12/31/2015	$8,662	$8,030	$7,326	$9,159
1/31/2016	$8,274	$7,509	$6,928	$8,536
2/29/2016	$8,220	$7,497	$6,983	$8,439
3/31/2016	$8,966	$8,489	$7,840	$9,125
4/30/2016	$8,988	$8,535	$7,939	$9,365
5/31/2016	$8,652	$8,217	$7,507	$9,207
6/30/2016	$8,974	$8,545	$7,926	$9,066
7/31/2016	$9,339	$8,975	$8,242	$9,515
8/31/2016	$9,389	$9,198	$8,359	$9,575
9/30/2016	$9,451	$9,317	$8,514	$9,693
10/31/2016	$9,488	$9,339	$8,555	$9,553
11/30/2016	$9,074	$8,909	$8,333	$9,332
12/31/2016	$9,103	$8,929	$8,511	$9,571
1/31/2017	$9,546	$9,417	$8,758	$9,910
2/28/2017	$9,869	$9,705	$9,077	$10,068
3/31/2017	$10,034	$9,950	$9,132	$10,324
4/30/2017	$10,083	$10,168	$9,256	$10,544
5/31/2017	$10,169	$10,469	$9,375	$10,887
6/30/2017	$10,288	$10,574	$9,410	$10,920
7/31/2017	$10,647	$11,205	$9,828	$11,323
8/31/2017	$10,809	$11,455	$10,150	$11,382
9/30/2017	$10,760	$11,409	$9,887	$11,593
10/31/2017	$11,005	$11,809	$10,086	$11,812
11/30/2017	$10,899	$11,833	$10,055	$11,908
12/31/2017	$11,349	$12,257	$10,517	$12,174
1/31/2018	$12,344	$13,279	$11,433	$12,852
2/28/2018	$11,753	$12,667	$11,143	$12,246
3/31/2018	$11,716	$12,431	$11,041	$12,030
4/30/2018	$11,605	$12,376	$10,792	$12,222
5/31/2018	$11,112	$11,938	$10,355	$11,940
6/30/2018	$10,459	$11,442	$9,905	$11,715
7/31/2018	$10,816	$11,693	$10,382	$11,995
8/31/2018	$10,543	$11,377	$10,169	$11,744
9/30/2018	$10,776	$11,316	$10,352	$11,798
10/31/2018	$9,982	$10,331	$9,615	$10,838
11/30/2018	$10,212	$10,757	$9,860	$10,941
12/31/2018	$10,038	$10,472	$9,727	$10,446
1/31/2019	$10,922	$11,389	$10,474	$11,235
2/28/2019	$10,934	$11,414	$10,402	$11,454
3/31/2019	$10,861	$11,510	$10,367	$11,523
4/30/2019	$10,998	$11,752	$10,534	$11,827
5/31/2019	$10,352	$10,900	$10,054	$11,192
6/30/2019	$10,958	$11,580	$10,649	$11,866
7/31/2019	$10,695	$11,438	$10,427	$11,723
8/31/2019	$10,292	$10,881	$9,876	$11,361
9/30/2019	$10,576	$11,088	$10,132	$11,653
10/31/2019	$11,081	$11,556	$10,547	$12,059
11/30/2019	$10,891	$11,540	$10,467	$12,166
12/31/2019	$11,708	$12,401	$11,281	$12,693
1/31/2020	$10,901	$11,823	$10,497	$12,352
2/29/2020	$10,456	$11,199	$9,841	$11,375
3/31/2020	$8,556	$9,474	$8,289	$9,728
4/30/2020	$9,216	$10,342	$9,010	$10,465
5/31/2020	$9,208	$10,421	$8,916	$10,808
6/30/2020	$9,631	$11,187	$9,073	$11,296
7/31/2020	$10,549	$12,187	$9,319	$11,800
8/31/2020	$10,556	$12,457	$9,373	$12,305
9/30/2020	$10,362	$12,257	$9,012	$12,003
10/31/2020	$10,439	$12,509	$8,947	$11,745
11/30/2020	$11,732	$13,666	$10,188	$13,324
12/31/2020	$12,604	$14,671	$10,761	$14,045
1/31/2021	$12,925	$15,121	$10,729	$14,075
2/28/2021	$13,285	$15,236	$11,136	$14,354
3/31/2021	$13,267	$15,006	$11,591	$14,535
4/30/2021	$13,353	$15,380	$11,715	$14,963
5/31/2021	$13,688	$15,737	$12,087	$15,431
6/30/2021	$13,628	$15,764	$11,858	$15,331
7/31/2021	$13,108	$14,703	$11,441	$15,079
8/31/2021	$13,445	$15,088	$11,760	$15,365
9/30/2021	$12,932	$14,488	$11,465	$14,873
10/31/2021	$13,051	$14,631	$11,381	$15,228
11/30/2021	$12,470	$14,035	$11,077	$14,542
12/31/2021	$12,965	$14,298	$11,662	$15,143
1/31/2022	$13,130	$14,027	$11,733	$14,585
2/28/2022	$12,708	$13,608	$11,484	$14,297
3/31/2022	$12,512	$13,301	$11,103	$14,320
4/30/2022	$11,751	$12,561	$10,482	$13,420
5/31/2022	$11,971	$12,616	$10,550	$13,517
6/30/2022	$11,018	$11,778	$9,556	$12,354
7/31/2022	$11,012	$11,749	$9,479	$12,777
8/31/2022	$10,898	$11,798	$9,405	$12,366
9/30/2022	$9,775	$10,415	$8,624	$11,130
10/31/2022	$9,573	$10,092	$8,480	$11,463
11/30/2022	$10,889	$11,588	$9,712	$12,816
12/31/2022	$10,614	$11,425	$9,503	$12,720
1/31/2023	$11,564	$12,328	$10,062	$13,752
2/28/2023	$10,850	$11,528	$9,732	$13,269
3/31/2023	$11,160	$11,877	$10,026	$13,593
4/30/2023	$11,112	$11,743	$10,141	$13,830
5/31/2023	$10,820	$11,546	$9,882	$13,327
6/30/2023	$11,305	$11,984	$10,216	$13,925
7/31/2023	$11,851	$12,730	$10,906	$14,491
8/31/2023	$11,090	$11,946	$10,357	$13,836
9/30/2023	$10,886	$11,633	$10,302	$13,399
10/31/2023	$10,507	$11,181	$9,910	$12,847
11/30/2023	$11,322	$12,076	$10,648	$14,003
12/31/2023	$11,891	$12,548	$11,278	$14,706
1/31/2024	$11,675	$11,966	$10,921	$14,560
2/29/2024	$12,237	$12,535	$11,354	$14,929
3/31/2024	$12,491	$12,845	$11,523	$15,396
4/30/2024	$12,608	$12,903	$11,462	$15,119
5/31/2024	$12,882	$12,976	$11,840	$15,558
6/30/2024	$13,290	$13,488	$12,226	$15,543
7/31/2024	$13,379	$13,528	$12,125	$15,903
8/31/2024	$13,534	$13,746	$12,515	$16,356
9/30/2024	$14,268	$14,664	$13,040	$16,797
10/31/2024	$13,535	$14,012	$12,661	$15,972

Emerging Markets Equity Income Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$366,585,468
# of portfolio holdings	101
Portfolio turnover rate	81%
Total advisory fees paid	$3,662,734
AATR	1 Year	5 Years	10 Years
Administrator Class	28.82	4.08	3.07
MSCI EM Index (Net) (USD) (Strategy)	25.32	3.93	3.43
MSCI EM High Dividend Yield Index (Net) (USD)	27.75	3.72	2.39
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Tencent Holdings Ltd.	5.6
Alibaba Group Holding Ltd.	3.8
Infosys Ltd.	2.2
Samsung Electronics Co. Ltd. Korea Exchange	2.2
Embassy Office Parks REIT	1.9
Samsung Electronics Co. Ltd.	1.7
Power Grid Corp. of India Ltd.	1.6
360 ONE WAM Ltd.	1.6
KB Financial Group, Inc.	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.1
India	17.9
Taiwan	17.6
South Korea	8.5
South Africa	5.1
Brazil	5.0
Saudi Arabia	2.2
Hong Kong	2.1
Indonesia	1.9
Malaysia	1.6
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	25.2
Financials	23.0
Consumer discretionary	13.7
Communication services	9.3
Industrials	6.4
Utilities	6.2
Real estate	5.9
Consumer staples	3.7
Health care	3.2
Materials	2.0
Energy	1.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

At a meeting held on August 13-14, 2024, the Board of Trustees of the Fund approved a name change for the Fund to the Allspring Emerging Markets Equity Advantage Fund, effective January 8, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3770 10-24

Annual Shareholder Report

October 31, 2024

Global Long/Short Equity Fund

Institutional Class

AGAZX

This annual shareholder report contains important information about Global Long/Short Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$294	2.71%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The risk-on environment in international equity markets drove strong performance in the 12-month period that ended October 31, 2024. Market returns were fueled by the artificial intelligence secular growth theme, coupled with the decreasing likelihood of a recession, leading major equity markets to realize significant 12-month gains. The Fund slightly underperformed its benchmark in the sharp up-market where we would expect it to underperform. The Fund seeks to produce positive returns through a long book composed of securities with attractive factor footprints and a short book that tilts toward high-beta (more volatile) securities with unfavorable valuations. While the strategy’s core principles have not changed, we have enhanced the way in which we short high-beta securities by placing a larger emphasis on companies with high idiosyncratic beta. The top contributors to Fund performance from a sector/country level were allocations to energy, health care, and the United Kingdom. On the other hand, the main detractors from performance on a sector/country level were information technology, consumer staples, and the United States.

Total return based on a $10,000 investment

	Institutional Class	Global Long/Short Equity Blended Index	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,278	$10,100	$10,167
12/31/2014	$10,359	$10,019	$9,971
1/31/2015	$10,257	$9,928	$9,815
2/28/2015	$10,329	$10,219	$10,362
3/31/2015	$10,380	$10,139	$10,201
4/30/2015	$10,164	$10,258	$10,497
5/31/2015	$10,441	$10,276	$10,483
6/30/2015	$10,431	$10,157	$10,237
7/31/2015	$11,088	$10,247	$10,325
8/31/2015	$10,872	$9,909	$9,618
9/30/2015	$10,964	$9,727	$9,269
10/31/2015	$11,231	$10,112	$9,997
11/30/2015	$11,211	$10,087	$9,914
12/31/2015	$11,297	$10,000	$9,735
1/31/2016	$11,131	$9,701	$9,148
2/29/2016	$11,100	$9,666	$9,085
3/31/2016	$11,576	$9,996	$9,759
4/30/2016	$11,090	$10,076	$9,903
5/31/2016	$11,462	$10,105	$9,915
6/30/2016	$11,142	$10,050	$9,855
7/31/2016	$11,452	$10,264	$10,280
8/31/2016	$11,245	$10,269	$10,314
9/30/2016	$11,338	$10,299	$10,378
10/31/2016	$11,193	$10,201	$10,201
11/30/2016	$11,214	$10,275	$10,279
12/31/2016	$11,272	$10,400	$10,501
1/31/2017	$11,543	$10,528	$10,788
2/28/2017	$11,824	$10,676	$11,091
3/31/2017	$11,782	$10,734	$11,226
4/30/2017	$11,803	$10,817	$11,401
5/31/2017	$11,980	$10,934	$11,653
6/30/2017	$12,095	$10,960	$11,706
7/31/2017	$12,261	$11,096	$12,033
8/31/2017	$12,553	$11,109	$12,079
9/30/2017	$12,668	$11,238	$12,313
10/31/2017	$12,709	$11,349	$12,568
11/30/2017	$12,876	$11,477	$12,812
12/31/2017	$12,990	$11,561	$13,018
1/31/2018	$13,469	$11,873	$13,753
2/28/2018	$13,057	$11,633	$13,175
3/31/2018	$13,012	$11,514	$12,893
4/30/2018	$13,090	$11,588	$13,016
5/31/2018	$13,157	$11,633	$13,032
6/30/2018	$13,023	$11,640	$12,962
7/31/2018	$13,246	$11,831	$13,353
8/31/2018	$13,302	$11,915	$13,458
9/30/2018	$13,257	$11,957	$13,516
10/31/2018	$12,678	$11,528	$12,503
11/30/2018	$12,577	$11,606	$12,686
12/31/2018	$11,915	$11,175	$11,793
1/31/2019	$12,432	$11,621	$12,724
2/28/2019	$12,593	$11,806	$13,064
3/31/2019	$12,720	$11,897	$13,228
4/30/2019	$12,823	$12,119	$13,675
5/31/2019	$12,628	$11,783	$12,864
6/30/2019	$12,927	$12,184	$13,706
7/31/2019	$12,938	$12,225	$13,746
8/31/2019	$12,743	$12,113	$13,420
9/30/2019	$12,720	$12,252	$13,703
10/31/2019	$12,731	$12,420	$14,078
11/30/2019	$12,812	$12,601	$14,421
12/31/2019	$12,930	$12,798	$14,929
1/31/2020	$12,849	$12,768	$14,764
2/29/2020	$12,134	$12,238	$13,572
3/31/2020	$11,430	$11,446	$11,740
4/30/2020	$11,880	$12,072	$12,997
5/31/2020	$12,088	$12,363	$13,562
6/30/2020	$12,388	$12,528	$13,996
7/31/2020	$13,126	$12,829	$14,736
8/31/2020	$13,564	$13,258	$15,638
9/30/2020	$13,414	$13,030	$15,134
10/31/2020	$13,034	$12,831	$14,766
11/30/2020	$13,703	$13,651	$16,586
12/31/2020	$12,814	$13,941	$17,356
1/31/2021	$12,999	$13,873	$17,277
2/28/2021	$12,884	$14,051	$17,677
3/31/2021	$13,414	$14,285	$18,149
4/30/2021	$13,933	$14,618	$18,943
5/31/2021	$14,464	$14,723	$19,238
6/30/2021	$13,933	$14,833	$19,491
7/31/2021	$14,095	$14,966	$19,625
8/31/2021	$14,199	$15,153	$20,117
9/30/2021	$13,714	$14,838	$19,286
10/31/2021	$14,072	$15,258	$20,270
11/30/2021	$14,106	$15,092	$19,782
12/31/2021	$15,011	$15,415	$20,573
1/31/2022	$14,809	$15,007	$19,563
2/28/2022	$14,369	$14,818	$19,058
3/31/2022	$14,405	$15,023	$19,470
4/30/2022	$14,321	$14,400	$17,912
5/31/2022	$14,868	$14,411	$17,933
6/30/2022	$13,882	$13,788	$16,421
7/31/2022	$13,846	$14,339	$17,568
8/31/2022	$13,537	$14,051	$16,921
9/30/2022	$12,586	$13,415	$15,301
10/31/2022	$13,228	$13,908	$16,225
11/30/2022	$14,119	$14,414	$17,483
12/31/2022	$13,880	$14,134	$16,795
1/31/2023	$13,916	$14,656	$17,999
2/28/2023	$13,388	$14,504	$17,483
3/31/2023	$13,532	$14,759	$18,022
4/30/2023	$13,628	$14,911	$18,281
5/31/2023	$13,149	$14,866	$18,085
6/30/2023	$13,640	$15,350	$19,135
7/31/2023	$13,736	$15,638	$19,836
8/31/2023	$13,748	$15,487	$19,282
9/30/2023	$13,544	$15,188	$18,484
10/31/2023	$13,448	$15,002	$17,929
11/30/2023	$13,952	$15,739	$19,583
12/31/2023	$14,291	$16,162	$20,524
1/31/2024	$14,526	$16,293	$20,644
2/29/2024	$14,896	$16,672	$21,530
3/31/2024	$15,538	$16,977	$22,206
4/30/2024	$15,118	$16,698	$21,474
5/31/2024	$15,587	$17,111	$22,346
6/30/2024	$15,340	$17,320	$22,843
7/31/2024	$15,489	$17,511	$23,212
8/31/2024	$15,797	$17,785	$23,801
9/30/2024	$16,019	$17,986	$24,354
10/31/2024	$15,711	$17,842	$23,808

Global Long/Short Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$469,464,081
# of portfolio holdings	210
Portfolio turnover rate	285%
Total advisory fees paid	$5,656,722
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	16.82	4.30	4.62
Global Long/Short Equity Blended Index (Strategy)Footnote Reference†	18.93	7.51	5.96
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to December 16, 2022, is based on the performance of Class I shares of the Fund’s predecessor, 361 Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to December 12, 2014, is based on the performance of a predecessor account, the Analytic Global Long/Short Equity Fund, L.P., a limited partnership incepted on January 6, 2014 that was reorganized into the Predecessor Fund on December 12, 2014 (the “Predecessor Account”). Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.
Footnote†	Source: Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Equal Weight Index (Net) (USD) and 50% of the ICE BofA 3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

FIVE LARGEST SHORT POSITIONS (% of NET ASSETS)

Sartorius Stedim Biotech	(1.2)
Cellnex Telecom SA	(1.2)
Boeing Co.	(1.1)
Ashtead Group PLC	(1.1)
Toast, Inc. Class A	(1.0)

TEN LARGEST LONG POSITIONS (% OF NET ASSETS)

NVIDIA Corp.	2.5
Bank of New York Mellon Corp.	2.2
Merck & Co., Inc.	2.2
Verizon Communications, Inc.	2.1
PACCAR, Inc.	2.1
Allstate Corp.	2.0
Apple, Inc.	2.0
American Tower Corp.	2.0
Osaka Gas Co. Ltd.	1.9
Meta Platforms, Inc. Class A	1.9

SECTOR ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
Industrials	18.0	(18.5)
Financials	15.8	(10.7)
Information technology	15.7	(11.8)
Communication services	12.2	(5.3)
Health care	9.2	(20.5)
Consumer staples	7.1	(1.7)
Utilities	6.6	0
Materials	5.2	(15.7)
Consumer discretionary	4.1	(5.9)
Real estate	3.5	(3.6)
Energy	2.6	(6.3)

COUNTRY ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
United States	64.5	(54.2)
Japan	7.3	(4.8)
Canada	4.7	(7.0)
France	3.8	(5.2)
Sweden	3.5	(5.3)
Hong Kong	2.8	0
Germany	2.6	(3.9)
United Kingdom	2.0	(4.0)
Australia	1.8	(6.2)
Spain	1.7	(4.1)
Switzerland	1.6	0
Netherlands	1.3	(1.3)
Denmark	1.0	(0.8)
Italy	1.0	0
Bermuda	0.2	0
Norway	0.1	0
Austria	0.1	0
Finland	0	(3.2)

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On January 24, 2024, Kevin Cole, CFA, was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4727 10-24

Annual Shareholder Report

October 31, 2024

Global Long/Short Equity Fund

Class R6

AGAWX

This annual shareholder report contains important information about Global Long/Short Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$289	2.66%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The risk-on environment in international equity markets drove strong performance in the 12-month period that ended October 31, 2024. Market returns were fueled by the artificial intelligence secular growth theme, coupled with the decreasing likelihood of a recession, leading major equity markets to realize significant 12-month gains. The Fund slightly underperformed its benchmark in the sharp up-market where we would expect it to underperform. The Fund seeks to produce positive returns through a long book composed of securities with attractive factor footprints and a short book that tilts toward high-beta (more volatile) securities with unfavorable valuations. While the strategy’s core principles have not changed, we have enhanced the way in which we short high-beta securities by placing a larger emphasis on companies with high idiosyncratic beta. The top contributors to Fund performance from a sector/country level were allocations to energy, health care, and the United Kingdom. On the other hand, the main detractors from performance on a sector/country level were information technology, consumer staples, and the United States.

Total return based on a $10,000 investment

	Class R6	Global Long/Short Equity Blended Index	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,278	$10,100	$10,167
12/31/2014	$10,359	$10,019	$9,971
1/31/2015	$10,257	$9,928	$9,815
2/28/2015	$10,329	$10,219	$10,362
3/31/2015	$10,380	$10,139	$10,201
4/30/2015	$10,164	$10,258	$10,497
5/31/2015	$10,452	$10,276	$10,483
6/30/2015	$10,431	$10,157	$10,237
7/31/2015	$11,098	$10,247	$10,325
8/31/2015	$10,882	$9,909	$9,618
9/30/2015	$10,975	$9,727	$9,269
10/31/2015	$11,231	$10,112	$9,997
11/30/2015	$11,211	$10,087	$9,914
12/31/2015	$11,307	$10,000	$9,735
1/31/2016	$11,142	$9,701	$9,148
2/29/2016	$11,111	$9,666	$9,085
3/31/2016	$11,587	$9,996	$9,759
4/30/2016	$11,100	$10,076	$9,903
5/31/2016	$11,473	$10,105	$9,915
6/30/2016	$11,152	$10,050	$9,855
7/31/2016	$11,473	$10,264	$10,280
8/31/2016	$11,256	$10,269	$10,314
9/30/2016	$11,349	$10,299	$10,378
10/31/2016	$11,214	$10,201	$10,201
11/30/2016	$11,235	$10,275	$10,279
12/31/2016	$11,292	$10,400	$10,501
1/31/2017	$11,574	$10,528	$10,788
2/28/2017	$11,855	$10,676	$11,091
3/31/2017	$11,803	$10,734	$11,226
4/30/2017	$11,824	$10,817	$11,401
5/31/2017	$12,012	$10,934	$11,653
6/30/2017	$12,116	$10,960	$11,706
7/31/2017	$12,283	$11,096	$12,033
8/31/2017	$12,585	$11,109	$12,079
9/30/2017	$12,700	$11,238	$12,313
10/31/2017	$12,752	$11,349	$12,568
11/30/2017	$12,908	$11,477	$12,812
12/31/2017	$13,026	$11,561	$13,018
1/31/2018	$13,506	$11,873	$13,753
2/28/2018	$13,104	$11,633	$13,175
3/31/2018	$13,060	$11,514	$12,893
4/30/2018	$13,138	$11,588	$13,016
5/31/2018	$13,205	$11,633	$13,032
6/30/2018	$13,071	$11,640	$12,962
7/31/2018	$13,305	$11,831	$13,353
8/31/2018	$13,350	$11,915	$13,458
9/30/2018	$13,305	$11,957	$13,516
10/31/2018	$12,724	$11,528	$12,503
11/30/2018	$12,635	$11,606	$12,686
12/31/2018	$11,971	$11,175	$11,793
1/31/2019	$12,490	$11,621	$12,724
2/28/2019	$12,651	$11,806	$13,064
3/31/2019	$12,778	$11,897	$13,228
4/30/2019	$12,881	$12,119	$13,675
5/31/2019	$12,685	$11,783	$12,864
6/30/2019	$12,985	$12,184	$13,706
7/31/2019	$12,997	$12,225	$13,746
8/31/2019	$12,801	$12,113	$13,420
9/30/2019	$12,789	$12,252	$13,703
10/31/2019	$12,789	$12,420	$14,078
11/30/2019	$12,870	$12,601	$14,421
12/31/2019	$12,998	$12,798	$14,929
1/31/2020	$12,917	$12,768	$14,764
2/29/2020	$12,200	$12,238	$13,572
3/31/2020	$11,495	$11,446	$11,740
4/30/2020	$11,946	$12,072	$12,997
5/31/2020	$12,154	$12,363	$13,562
6/30/2020	$12,454	$12,528	$13,996
7/31/2020	$13,195	$12,829	$14,736
8/31/2020	$13,646	$13,258	$15,638
9/30/2020	$13,495	$13,030	$15,134
10/31/2020	$13,114	$12,831	$14,766
11/30/2020	$13,796	$13,651	$16,586
12/31/2020	$12,894	$13,941	$17,356
1/31/2021	$13,079	$13,873	$17,277
2/28/2021	$12,963	$14,051	$17,677
3/31/2021	$13,484	$14,285	$18,149
4/30/2021	$14,004	$14,618	$18,943
5/31/2021	$14,548	$14,723	$19,238
6/30/2021	$14,016	$14,833	$19,491
7/31/2021	$14,177	$14,966	$19,625
8/31/2021	$14,282	$15,153	$20,117
9/30/2021	$13,796	$14,838	$19,286
10/31/2021	$14,154	$15,258	$20,270
11/30/2021	$14,189	$15,092	$19,782
12/31/2021	$15,096	$15,415	$20,573
1/31/2022	$14,893	$15,007	$19,563
2/28/2022	$14,464	$14,818	$19,058
3/31/2022	$14,500	$15,023	$19,470
4/30/2022	$14,405	$14,400	$17,912
5/31/2022	$14,965	$14,411	$17,933
6/30/2022	$13,976	$13,788	$16,421
7/31/2022	$13,940	$14,339	$17,568
8/31/2022	$13,630	$14,051	$16,921
9/30/2022	$12,665	$13,415	$15,301
10/31/2022	$13,321	$13,908	$16,225
11/30/2022	$14,214	$14,414	$17,483
12/31/2022	$13,965	$14,134	$16,795
1/31/2023	$14,013	$14,656	$17,999
2/28/2023	$13,484	$14,504	$17,483
3/31/2023	$13,628	$14,759	$18,022
4/30/2023	$13,724	$14,911	$18,281
5/31/2023	$13,243	$14,866	$18,085
6/30/2023	$13,748	$15,350	$19,135
7/31/2023	$13,845	$15,638	$19,836
8/31/2023	$13,857	$15,487	$19,282
9/30/2023	$13,652	$15,188	$18,484
10/31/2023	$13,556	$15,002	$17,929
11/30/2023	$14,061	$15,739	$19,583
12/31/2023	$14,400	$16,162	$20,524
1/31/2024	$14,636	$16,293	$20,644
2/29/2024	$15,020	$16,672	$21,530
3/31/2024	$15,665	$16,977	$22,206
4/30/2024	$15,243	$16,698	$21,474
5/31/2024	$15,715	$17,111	$22,346
6/30/2024	$15,467	$17,320	$22,843
7/31/2024	$15,615	$17,511	$23,212
8/31/2024	$15,938	$17,785	$23,801
9/30/2024	$16,149	$17,986	$24,354
10/31/2024	$15,851	$17,842	$23,808

Global Long/Short Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$469,464,081
# of portfolio holdings	210
Portfolio turnover rate	285%
Total advisory fees paid	$5,656,722
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	16.93	4.39	4.71
Global Long/Short Equity Blended Index (Strategy)Footnote Reference†	18.93	7.51	5.96
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to December 16, 2022 is based on the performance of Class Y shares of the Fund’s predecessor, 361 Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to December 12, 2014, is based on the performance of a predecessor account, the Analytic Global Long/Short Equity Fund, L.P., a limited partnership incepted on January 6, 2014 that was reorganized into the Predecessor Fund on December 12, 2014 (the “Predecessor Account”). Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”), and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.
Footnote†	Source: Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Equal Weight Index (Net) (USD) and 50% of the ICE BofA 3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

FIVE LARGEST SHORT POSITIONS (% of NET ASSETS)

Sartorius Stedim Biotech	(1.2)
Cellnex Telecom SA	(1.2)
Boeing Co.	(1.1)
Ashtead Group PLC	(1.1)
Toast, Inc. Class A	(1.0)

TEN LARGEST LONG POSITIONS (% OF NET ASSETS)

NVIDIA Corp.	2.5
Bank of New York Mellon Corp.	2.2
Merck & Co., Inc.	2.2
Verizon Communications, Inc.	2.1
PACCAR, Inc.	2.1
Allstate Corp.	2.0
Apple, Inc.	2.0
American Tower Corp.	2.0
Osaka Gas Co. Ltd.	1.9
Meta Platforms, Inc. Class A	1.9

SECTOR ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
Industrials	18.0	(18.5)
Financials	15.8	(10.7)
Information technology	15.7	(11.8)
Communication services	12.2	(5.3)
Health care	9.2	(20.5)
Consumer staples	7.1	(1.7)
Utilities	6.6	0
Materials	5.2	(15.7)
Consumer discretionary	4.1	(5.9)
Real estate	3.5	(3.6)
Energy	2.6	(6.3)

COUNTRY ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
United States	64.5	(54.2)
Japan	7.3	(4.8)
Canada	4.7	(7.0)
France	3.8	(5.2)
Sweden	3.5	(5.3)
Hong Kong	2.8	0
Germany	2.6	(3.9)
United Kingdom	2.0	(4.0)
Australia	1.8	(6.2)
Spain	1.7	(4.1)
Switzerland	1.6	0
Netherlands	1.3	(1.3)
Denmark	1.0	(0.8)
Italy	1.0	0
Bermuda	0.2	0
Norway	0.1	0
Austria	0.1	0
Finland	0	(3.2)

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On January 24, 2024, Kevin Cole, CFA, was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4695 10-24

Annual Shareholder Report

October 31, 2024

Global Long/Short Equity Fund

Class C

ASGCX

This annual shareholder report contains important information about Global Long/Short Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$348	3.22%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The risk-on environment in international equity markets drove strong performance in the 12-month period that ended October 31, 2024. Market returns were fueled by the artificial intelligence secular growth theme, coupled with the decreasing likelihood of a recession, leading major equity markets to realize significant 12-month gains. The Fund slightly underperformed its benchmark in the sharp up-market where we would expect it to underperform. The Fund seeks to produce positive returns through a long book composed of securities with attractive factor footprints and a short book that tilts toward high-beta (more volatile) securities with unfavorable valuations. While the strategy’s core principles have not changed, we have enhanced the way in which we short high-beta securities by placing a larger emphasis on companies with high idiosyncratic beta. The top contributors to Fund performance from a sector/country level were allocations to energy, health care, and the United Kingdom. On the other hand, the main detractors from performance on a sector/country level were information technology, consumer staples, and the United States.

Total return based on a $10,000 investment

	Class C with Load	Global Long/Short Equity Blended Index	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,278	$10,100	$10,167
12/31/2014	$10,359	$10,019	$9,971
1/31/2015	$10,257	$9,928	$9,815
2/28/2015	$10,329	$10,219	$10,362
3/31/2015	$10,380	$10,139	$10,201
4/30/2015	$10,154	$10,258	$10,497
5/31/2015	$10,431	$10,276	$10,483
6/30/2015	$10,411	$10,157	$10,237
7/31/2015	$11,077	$10,247	$10,325
8/31/2015	$10,852	$9,909	$9,618
9/30/2015	$10,944	$9,727	$9,269
10/31/2015	$11,200	$10,112	$9,997
11/30/2015	$11,180	$10,087	$9,914
12/31/2015	$11,266	$10,000	$9,735
1/31/2016	$11,101	$9,701	$9,148
2/29/2016	$11,070	$9,666	$9,085
3/31/2016	$11,535	$9,996	$9,759
4/30/2016	$11,049	$10,076	$9,903
5/31/2016	$11,411	$10,105	$9,915
6/30/2016	$11,090	$10,050	$9,855
7/31/2016	$11,401	$10,264	$10,280
8/31/2016	$11,194	$10,269	$10,314
9/30/2016	$11,276	$10,299	$10,378
10/31/2016	$11,132	$10,201	$10,201
11/30/2016	$11,152	$10,275	$10,279
12/31/2016	$11,207	$10,400	$10,501
1/31/2017	$11,477	$10,528	$10,788
2/28/2017	$11,757	$10,676	$11,091
3/31/2017	$11,705	$10,734	$11,226
4/30/2017	$11,716	$10,817	$11,401
5/31/2017	$11,902	$10,934	$11,653
6/30/2017	$11,996	$10,960	$11,706
7/31/2017	$12,162	$11,096	$12,033
8/31/2017	$12,452	$11,109	$12,079
9/30/2017	$12,566	$11,238	$12,313
10/31/2017	$12,608	$11,349	$12,568
11/30/2017	$12,764	$11,477	$12,812
12/31/2017	$12,882	$11,561	$13,018
1/31/2018	$13,347	$11,873	$13,753
2/28/2018	$12,949	$11,633	$13,175
3/31/2018	$12,893	$11,514	$12,893
4/30/2018	$12,971	$11,588	$13,016
5/31/2018	$13,037	$11,633	$13,032
6/30/2018	$12,893	$11,640	$12,962
7/31/2018	$13,115	$11,831	$13,353
8/31/2018	$13,159	$11,915	$13,458
9/30/2018	$13,115	$11,957	$13,516
10/31/2018	$12,539	$11,528	$12,503
11/30/2018	$12,439	$11,606	$12,686
12/31/2018	$11,781	$11,175	$11,793
1/31/2019	$12,284	$11,621	$12,724
2/28/2019	$12,443	$11,806	$13,064
3/31/2019	$12,569	$11,897	$13,228
4/30/2019	$12,672	$12,119	$13,675
5/31/2019	$12,466	$11,783	$12,864
6/30/2019	$12,763	$12,184	$13,706
7/31/2019	$12,763	$12,225	$13,746
8/31/2019	$12,569	$12,113	$13,420
9/30/2019	$12,546	$12,252	$13,703
10/31/2019	$12,546	$12,420	$14,078
11/30/2019	$12,626	$12,601	$14,421
12/31/2019	$12,741	$12,798	$14,929
1/31/2020	$12,661	$12,768	$14,764
2/29/2020	$11,952	$12,238	$13,572
3/31/2020	$11,255	$11,446	$11,740
4/30/2020	$11,689	$12,072	$12,997
5/31/2020	$11,906	$12,363	$13,562
6/30/2020	$12,192	$12,528	$13,996
7/31/2020	$12,912	$12,829	$14,736
8/31/2020	$13,346	$13,258	$15,638
9/30/2020	$13,186	$13,030	$15,134
10/31/2020	$12,809	$12,831	$14,766
11/30/2020	$13,369	$13,651	$16,586
12/31/2020	$12,592	$13,941	$17,356
1/31/2021	$12,763	$13,873	$17,277
2/28/2021	$12,649	$14,051	$17,677
3/31/2021	$13,163	$14,285	$18,149
4/30/2021	$13,666	$14,618	$18,943
5/31/2021	$14,180	$14,723	$19,238
6/30/2021	$13,655	$14,833	$19,491
7/31/2021	$13,815	$14,966	$19,625
8/31/2021	$13,906	$15,153	$20,117
9/30/2021	$13,438	$14,838	$19,286
10/31/2021	$13,780	$15,258	$20,270
11/30/2021	$13,815	$15,092	$19,782
12/31/2021	$14,688	$15,415	$20,573
1/31/2022	$14,488	$15,007	$19,563
2/28/2022	$14,064	$14,818	$19,058
3/31/2022	$14,087	$15,023	$19,470
4/30/2022	$14,005	$14,400	$17,912
5/31/2022	$14,535	$14,411	$17,933
6/30/2022	$13,569	$13,788	$16,421
7/31/2022	$13,534	$14,339	$17,568
8/31/2022	$13,227	$14,051	$16,921
9/30/2022	$12,285	$13,415	$15,301
10/31/2022	$12,909	$13,908	$16,225
11/30/2022	$13,781	$14,414	$17,483
12/31/2022	$13,540	$14,134	$16,795
1/31/2023	$13,563	$14,656	$17,999
2/28/2023	$13,040	$14,504	$17,483
3/31/2023	$13,171	$14,759	$18,022
4/30/2023	$13,254	$14,911	$18,281
5/31/2023	$12,779	$14,866	$18,085
6/30/2023	$13,254	$15,350	$19,135
7/31/2023	$13,350	$15,638	$19,836
8/31/2023	$13,350	$15,487	$19,282
9/30/2023	$13,147	$15,188	$18,484
10/31/2023	$13,052	$15,002	$17,929
11/30/2023	$13,540	$15,739	$19,583
12/31/2023	$13,860	$16,162	$20,524
1/31/2024	$14,079	$16,293	$20,644
2/29/2024	$14,445	$16,672	$21,530
3/31/2024	$15,054	$16,977	$22,206
4/30/2024	$14,640	$16,698	$21,474
5/31/2024	$15,079	$17,111	$22,346
6/30/2024	$14,835	$17,320	$22,843
7/31/2024	$14,981	$17,511	$23,212
8/31/2024	$15,274	$17,785	$23,801
9/30/2024	$15,481	$17,986	$24,354
10/31/2024	$15,188	$17,842	$23,808

Global Long/Short Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$469,464,081
# of portfolio holdings	210
Portfolio turnover rate	285%
Total advisory fees paid	$5,656,722
AATR	1 Year	5 Years	10 Years
Class CFootnote Reference*	16.37	3.90	4.27
Class C with LoadFootnote Reference*	15.37	3.90	4.27
Global Long/Short Equity Blended Index (Strategy)Footnote Reference†	18.93	7.51	5.96
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance for the Class C shares prior to their inception on December 16, 2022 reflects the performance of the Class A shares and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower.
Footnote†	Source: Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Equal Weight Index (Net) (USD) and 50% of the ICE BofA 3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

FIVE LARGEST SHORT POSITIONS (% of NET ASSETS)

Sartorius Stedim Biotech	(1.2)
Cellnex Telecom SA	(1.2)
Boeing Co.	(1.1)
Ashtead Group PLC	(1.1)
Toast, Inc. Class A	(1.0)

TEN LARGEST LONG POSITIONS (% OF NET ASSETS)

NVIDIA Corp.	2.5
Bank of New York Mellon Corp.	2.2
Merck & Co., Inc.	2.2
Verizon Communications, Inc.	2.1
PACCAR, Inc.	2.1
Allstate Corp.	2.0
Apple, Inc.	2.0
American Tower Corp.	2.0
Osaka Gas Co. Ltd.	1.9
Meta Platforms, Inc. Class A	1.9

SECTOR ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
Industrials	18.0	(18.5)
Financials	15.8	(10.7)
Information technology	15.7	(11.8)
Communication services	12.2	(5.3)
Health care	9.2	(20.5)
Consumer staples	7.1	(1.7)
Utilities	6.6	0
Materials	5.2	(15.7)
Consumer discretionary	4.1	(5.9)
Real estate	3.5	(3.6)
Energy	2.6	(6.3)

COUNTRY ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
United States	64.5	(54.2)
Japan	7.3	(4.8)
Canada	4.7	(7.0)
France	3.8	(5.2)
Sweden	3.5	(5.3)
Hong Kong	2.8	0
Germany	2.6	(3.9)
United Kingdom	2.0	(4.0)
Australia	1.8	(6.2)
Spain	1.7	(4.1)
Switzerland	1.6	0
Netherlands	1.3	(1.3)
Denmark	1.0	(0.8)
Italy	1.0	0
Bermuda	0.2	0
Norway	0.1	0
Austria	0.1	0
Finland	0	(3.2)

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On January 24, 2024, Kevin Cole, CFA, was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4585 10-24

Annual Shareholder Report

October 31, 2024

Global Long/Short Equity Fund

Class A

AGAQX

This annual shareholder report contains important information about Global Long/Short Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$333	3.08%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The risk-on environment in international equity markets drove strong performance in the 12-month period that ended October 31, 2024. Market returns were fueled by the artificial intelligence secular growth theme, coupled with the decreasing likelihood of a recession, leading major equity markets to realize significant 12-month gains. The Fund slightly underperformed its benchmark in the sharp up-market where we would expect it to underperform. The Fund seeks to produce positive returns through a long book composed of securities with attractive factor footprints and a short book that tilts toward high-beta (more volatile) securities with unfavorable valuations. While the strategy’s core principles have not changed, we have enhanced the way in which we short high-beta securities by placing a larger emphasis on companies with high idiosyncratic beta. The top contributors to Fund performance from a sector/country level were allocations to energy, health care, and the United Kingdom. On the other hand, the main detractors from performance on a sector/country level were information technology, consumer staples, and the United States.

Total return based on a $10,000 investment

	Class A with Load	Global Long/Short Equity Blended Index	MSCI ACWI Index (Net)
10/31/2014	$9,425	$10,000	$10,000
11/30/2014	$9,687	$10,100	$10,167
12/31/2014	$9,764	$10,019	$9,971
1/31/2015	$9,667	$9,928	$9,815
2/28/2015	$9,735	$10,219	$10,362
3/31/2015	$9,783	$10,139	$10,201
4/30/2015	$9,571	$10,258	$10,497
5/31/2015	$9,832	$10,276	$10,483
6/30/2015	$9,812	$10,157	$10,237
7/31/2015	$10,441	$10,247	$10,325
8/31/2015	$10,228	$9,909	$9,618
9/30/2015	$10,315	$9,727	$9,269
10/31/2015	$10,557	$10,112	$9,997
11/30/2015	$10,537	$10,087	$9,914
12/31/2015	$10,619	$10,000	$9,735
1/31/2016	$10,463	$9,701	$9,148
2/29/2016	$10,433	$9,666	$9,085
3/31/2016	$10,872	$9,996	$9,759
4/30/2016	$10,414	$10,076	$9,903
5/31/2016	$10,755	$10,105	$9,915
6/30/2016	$10,453	$10,050	$9,855
7/31/2016	$10,745	$10,264	$10,280
8/31/2016	$10,550	$10,269	$10,314
9/30/2016	$10,628	$10,299	$10,378
10/31/2016	$10,492	$10,201	$10,201
11/30/2016	$10,511	$10,275	$10,279
12/31/2016	$10,563	$10,400	$10,501
1/31/2017	$10,817	$10,528	$10,788
2/28/2017	$11,081	$10,676	$11,091
3/31/2017	$11,032	$10,734	$11,226
4/30/2017	$11,042	$10,817	$11,401
5/31/2017	$11,218	$10,934	$11,653
6/30/2017	$11,306	$10,960	$11,706
7/31/2017	$11,463	$11,096	$12,033
8/31/2017	$11,737	$11,109	$12,079
9/30/2017	$11,844	$11,238	$12,313
10/31/2017	$11,883	$11,349	$12,568
11/30/2017	$12,030	$11,477	$12,812
12/31/2017	$12,142	$11,561	$13,018
1/31/2018	$12,580	$11,873	$13,753
2/28/2018	$12,204	$11,633	$13,175
3/31/2018	$12,152	$11,514	$12,893
4/30/2018	$12,225	$11,588	$13,016
5/31/2018	$12,288	$11,633	$13,032
6/30/2018	$12,152	$11,640	$12,962
7/31/2018	$12,361	$11,831	$13,353
8/31/2018	$12,403	$11,915	$13,458
9/30/2018	$12,361	$11,957	$13,516
10/31/2018	$11,818	$11,528	$12,503
11/30/2018	$11,724	$11,606	$12,686
12/31/2018	$11,104	$11,175	$11,793
1/31/2019	$11,577	$11,621	$12,724
2/28/2019	$11,728	$11,806	$13,064
3/31/2019	$11,847	$11,897	$13,228
4/30/2019	$11,944	$12,119	$13,675
5/31/2019	$11,750	$11,783	$12,864
6/30/2019	$12,030	$12,184	$13,706
7/31/2019	$12,030	$12,225	$13,746
8/31/2019	$11,847	$12,113	$13,420
9/30/2019	$11,825	$12,252	$13,703
10/31/2019	$11,825	$12,420	$14,078
11/30/2019	$11,901	$12,601	$14,421
12/31/2019	$12,008	$12,798	$14,929
1/31/2020	$11,933	$12,768	$14,764
2/29/2020	$11,265	$12,238	$13,572
3/31/2020	$10,608	$11,446	$11,740
4/30/2020	$11,017	$12,072	$12,997
5/31/2020	$11,222	$12,363	$13,562
6/30/2020	$11,491	$12,528	$13,996
7/31/2020	$12,170	$12,829	$14,736
8/31/2020	$12,579	$13,258	$15,638
9/30/2020	$12,428	$13,030	$15,134
10/31/2020	$12,073	$12,831	$14,766
11/30/2020	$12,601	$13,651	$16,586
12/31/2020	$11,868	$13,941	$17,356
1/31/2021	$12,030	$13,873	$17,277
2/28/2021	$11,922	$14,051	$17,677
3/31/2021	$12,407	$14,285	$18,149
4/30/2021	$12,881	$14,618	$18,943
5/31/2021	$13,365	$14,723	$19,238
6/30/2021	$12,870	$14,833	$19,491
7/31/2021	$13,021	$14,966	$19,625
8/31/2021	$13,107	$15,153	$20,117
9/30/2021	$12,665	$14,838	$19,286
10/31/2021	$12,988	$15,258	$20,270
11/30/2021	$13,021	$15,092	$19,782
12/31/2021	$13,844	$15,415	$20,573
1/31/2022	$13,655	$15,007	$19,563
2/28/2022	$13,255	$14,818	$19,058
3/31/2022	$13,277	$15,023	$19,470
4/30/2022	$13,200	$14,400	$17,912
5/31/2022	$13,699	$14,411	$17,933
6/30/2022	$12,789	$13,788	$16,421
7/31/2022	$12,756	$14,339	$17,568
8/31/2022	$12,467	$14,051	$16,921
9/30/2022	$11,579	$13,415	$15,301
10/31/2022	$12,167	$13,908	$16,225
11/30/2022	$12,989	$14,414	$17,483
12/31/2022	$12,753	$14,134	$16,795
1/31/2023	$12,797	$14,656	$17,999
2/28/2023	$12,307	$14,504	$17,483
3/31/2023	$12,441	$14,759	$18,022
4/30/2023	$12,519	$14,911	$18,281
5/31/2023	$12,073	$14,866	$18,085
6/30/2023	$12,519	$15,350	$19,135
7/31/2023	$12,608	$15,638	$19,836
8/31/2023	$12,619	$15,487	$19,282
9/30/2023	$12,430	$15,188	$18,484
10/31/2023	$12,341	$15,002	$17,929
11/30/2023	$12,786	$15,739	$19,583
12/31/2023	$13,103	$16,162	$20,524
1/31/2024	$13,309	$16,293	$20,644
2/29/2024	$13,641	$16,672	$21,530
3/31/2024	$14,224	$16,977	$22,206
4/30/2024	$13,835	$16,698	$21,474
5/31/2024	$14,258	$17,111	$22,346
6/30/2024	$14,029	$17,320	$22,843
7/31/2024	$14,167	$17,511	$23,212
8/31/2024	$14,453	$17,785	$23,801
9/30/2024	$14,647	$17,986	$24,354
10/31/2024	$14,361	$17,842	$23,808

Global Long/Short Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$469,464,081
# of portfolio holdings	210
Portfolio turnover rate	285%
Total advisory fees paid	$5,656,722
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	16.37	3.96	4.30
Class A with LoadFootnote Reference*	9.64	2.74	3.69
Global Long/Short Equity Blended Index (Strategy)Footnote Reference†	18.93	7.51	5.96
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class A shares prior to December 16, 2022, is based on the performance of the Investor Class shares of the Fund’s predecessor, 361 Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to December 12, 2014, is based on the performance of a predecessor account, the Analytic Global Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on December 12, 2014 (the “Predecessor Account”). Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”), and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.
Footnote†	Source: Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Equal Weight Index (Net) (USD) and 50% of the ICE BofA 3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

What did the Fund invest in?

(Based on long-term investments)

FIVE LARGEST SHORT POSITIONS (% of NET ASSETS)

Sartorius Stedim Biotech	(1.2)
Cellnex Telecom SA	(1.2)
Boeing Co.	(1.1)
Ashtead Group PLC	(1.1)
Toast, Inc. Class A	(1.0)

TEN LARGEST LONG POSITIONS (% OF NET ASSETS)

NVIDIA Corp.	2.5
Bank of New York Mellon Corp.	2.2
Merck & Co., Inc.	2.2
Verizon Communications, Inc.	2.1
PACCAR, Inc.	2.1
Allstate Corp.	2.0
Apple, Inc.	2.0
American Tower Corp.	2.0
Osaka Gas Co. Ltd.	1.9
Meta Platforms, Inc. Class A	1.9

SECTOR ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
Industrials	18.0	(18.5)
Financials	15.8	(10.7)
Information technology	15.7	(11.8)
Communication services	12.2	(5.3)
Health care	9.2	(20.5)
Consumer staples	7.1	(1.7)
Utilities	6.6	0
Materials	5.2	(15.7)
Consumer discretionary	4.1	(5.9)
Real estate	3.5	(3.6)
Energy	2.6	(6.3)

COUNTRY ALLOCATION FOR LONG AND SHORT POSITIONS

(% OF LONG AND SHORT POSITIONS)

header	Long (%)	Short (%)
United States	64.5	(54.2)
Japan	7.3	(4.8)
Canada	4.7	(7.0)
France	3.8	(5.2)
Sweden	3.5	(5.3)
Hong Kong	2.8	0
Germany	2.6	(3.9)
United Kingdom	2.0	(4.0)
Australia	1.8	(6.2)
Spain	1.7	(4.1)
Switzerland	1.6	0
Netherlands	1.3	(1.3)
Denmark	1.0	(0.8)
Italy	1.0	0
Bermuda	0.2	0
Norway	0.1	0
Austria	0.1	0
Finland	0	(3.2)

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2023.

On January 24, 2024, Kevin Cole, CFA, was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4340 10-24

Annual Shareholder Report

October 31, 2024

International Equity Fund

Institutional Class

WFENX

This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$91	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Total return based on a $10,000 investment

	Institutional Class	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,258	$9,997	$10,072
12/31/2014	$10,074	$9,613	$9,709
1/31/2015	$10,130	$9,509	$9,695
2/28/2015	$10,819	$10,039	$10,213
3/31/2015	$10,968	$9,819	$10,048
4/30/2015	$11,658	$10,383	$10,556
5/31/2015	$11,872	$10,167	$10,391
6/30/2015	$11,425	$9,865	$10,101
7/31/2015	$11,397	$9,783	$10,073
8/31/2015	$10,652	$9,023	$9,303
9/30/2015	$10,148	$8,524	$8,872
10/31/2015	$10,707	$9,146	$9,532
11/30/2015	$10,614	$8,866	$9,335
12/31/2015	$10,338	$8,646	$9,159
1/31/2016	$9,752	$8,001	$8,536
2/29/2016	$9,213	$7,919	$8,439
3/31/2016	$10,083	$8,610	$9,125
4/30/2016	$10,149	$8,935	$9,365
5/31/2016	$10,206	$8,691	$9,207
6/30/2016	$9,809	$8,458	$9,066
7/31/2016	$10,347	$8,888	$9,515
8/31/2016	$10,517	$9,035	$9,575
9/30/2016	$10,565	$9,117	$9,693
10/31/2016	$10,442	$9,168	$9,553
11/30/2016	$10,432	$9,090	$9,332
12/31/2016	$10,801	$9,417	$9,571
1/31/2017	$11,182	$9,708	$9,910
2/28/2017	$11,338	$9,824	$10,068
3/31/2017	$11,591	$10,046	$10,324
4/30/2017	$11,748	$10,187	$10,544
5/31/2017	$12,148	$10,399	$10,887
6/30/2017	$12,118	$10,456	$10,920
7/31/2017	$12,596	$10,864	$11,323
8/31/2017	$12,567	$10,869	$11,382
9/30/2017	$12,831	$11,082	$11,593
10/31/2017	$13,074	$11,232	$11,812
11/30/2017	$13,201	$11,290	$11,908
12/31/2017	$13,433	$11,551	$12,174
1/31/2018	$14,363	$12,237	$12,852
2/28/2018	$13,575	$11,630	$12,246
3/31/2018	$13,373	$11,378	$12,030
4/30/2018	$13,575	$11,658	$12,222
5/31/2018	$13,130	$11,184	$11,940
6/30/2018	$12,635	$10,941	$11,715
7/31/2018	$13,029	$11,280	$11,995
8/31/2018	$12,645	$10,931	$11,744
9/30/2018	$12,880	$11,129	$11,798
10/31/2018	$11,955	$10,364	$10,838
11/30/2018	$11,894	$10,403	$10,941
12/31/2018	$11,160	$9,937	$10,446
1/31/2019	$12,042	$10,684	$11,235
2/28/2019	$12,252	$10,813	$11,454
3/31/2019	$12,137	$10,764	$11,523
4/30/2019	$12,473	$10,992	$11,827
5/31/2019	$11,422	$10,375	$11,192
6/30/2019	$12,335	$10,933	$11,866
7/31/2019	$11,984	$10,685	$11,723
8/31/2019	$11,472	$10,207	$11,361
9/30/2019	$11,722	$10,627	$11,653
10/31/2019	$12,097	$10,981	$12,059
11/30/2019	$12,365	$11,002	$12,166
12/31/2019	$12,874	$11,499	$12,693
1/31/2020	$12,098	$10,989	$12,352
2/29/2020	$11,269	$10,050	$11,375
3/31/2020	$9,039	$8,216	$9,728
4/30/2020	$9,901	$8,738	$10,465
5/31/2020	$10,245	$8,911	$10,808
6/30/2020	$10,550	$9,265	$11,296
7/31/2020	$11,189	$9,460	$11,800
8/31/2020	$11,849	$9,885	$12,305
9/30/2020	$11,564	$9,475	$12,003
10/31/2020	$11,217	$9,230	$11,745
11/30/2020	$12,714	$10,810	$13,324
12/31/2020	$13,486	$11,410	$14,045
1/31/2021	$13,246	$11,390	$14,075
2/28/2021	$13,725	$11,884	$14,354
3/31/2021	$14,340	$12,216	$14,535
4/30/2021	$14,689	$12,490	$14,963
5/31/2021	$15,136	$12,964	$15,431
6/30/2021	$14,845	$12,744	$15,331
7/31/2021	$14,527	$12,517	$15,079
8/31/2021	$14,758	$12,708	$15,365
9/30/2021	$14,428	$12,449	$14,873
10/31/2021	$14,616	$12,654	$15,228
11/30/2021	$13,555	$11,966	$14,542
12/31/2021	$14,316	$12,603	$15,143
1/31/2022	$14,316	$12,715	$14,585
2/28/2022	$14,060	$12,562	$14,297
3/31/2022	$13,766	$12,620	$14,320
4/30/2022	$12,992	$11,965	$13,420
5/31/2022	$13,261	$12,224	$13,517
6/30/2022	$12,194	$11,117	$12,354
7/31/2022	$12,398	$11,265	$12,777
8/31/2022	$11,877	$10,984	$12,366
9/30/2022	$10,714	$9,957	$11,130
10/31/2022	$11,319	$10,360	$11,463
11/30/2022	$12,743	$11,517	$12,816
12/31/2022	$12,696	$11,520	$12,720
1/31/2023	$13,883	$12,415	$13,752
2/28/2023	$13,404	$12,074	$13,269
3/31/2023	$13,485	$12,115	$13,593
4/30/2023	$13,714	$12,415	$13,830
5/31/2023	$13,107	$11,855	$13,327
6/30/2023	$13,944	$12,472	$13,925
7/31/2023	$14,475	$13,102	$14,491
8/31/2023	$14,198	$12,589	$13,836
9/30/2023	$13,717	$12,463	$13,399
10/31/2023	$13,101	$11,921	$12,847
11/30/2023	$14,112	$12,836	$14,003
12/31/2023	$14,710	$13,514	$14,706
1/31/2024	$14,733	$13,347	$14,560
2/29/2024	$15,107	$13,503	$14,929
3/31/2024	$15,496	$13,973	$15,396
4/30/2024	$15,086	$13,870	$15,119
5/31/2024	$15,683	$14,312	$15,558
6/30/2024	$15,266	$14,150	$15,543
7/31/2024	$15,682	$14,663	$15,903
8/31/2024	$16,265	$15,031	$16,356
9/30/2024	$16,153	$15,460	$16,797
10/31/2024	$15,259	$14,729	$15,972

International Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254
AATR	1 Year	5 Years	10 Years
Institutional Class	16.57	4.75	4.32
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4117 10-24

Annual Shareholder Report

October 31, 2024

International Equity Fund

Class R6

WFEHX

This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$86	0.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Total return based on a $10,000 investment

	Class R6	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
9/30/2015	$10,145	$8,524	$8,872
10/31/2015	$10,704	$9,146	$9,532
11/30/2015	$10,610	$8,866	$9,335
12/31/2015	$10,327	$8,646	$9,159
1/31/2016	$9,751	$8,001	$8,536
2/29/2016	$9,204	$7,919	$8,439
3/31/2016	$10,081	$8,610	$9,125
4/30/2016	$10,148	$8,935	$9,365
5/31/2016	$10,195	$8,691	$9,207
6/30/2016	$9,808	$8,458	$9,066
7/31/2016	$10,346	$8,888	$9,515
8/31/2016	$10,516	$9,035	$9,575
9/30/2016	$10,563	$9,117	$9,693
10/31/2016	$10,440	$9,168	$9,553
11/30/2016	$10,431	$9,090	$9,332
12/31/2016	$10,794	$9,417	$9,571
1/31/2017	$11,183	$9,708	$9,910
2/28/2017	$11,339	$9,824	$10,068
3/31/2017	$11,592	$10,046	$10,324
4/30/2017	$11,748	$10,187	$10,544
5/31/2017	$12,147	$10,399	$10,887
6/30/2017	$12,118	$10,456	$10,920
7/31/2017	$12,604	$10,864	$11,323
8/31/2017	$12,575	$10,869	$11,382
9/30/2017	$12,828	$11,082	$11,593
10/31/2017	$13,081	$11,232	$11,812
11/30/2017	$13,208	$11,290	$11,908
12/31/2017	$13,438	$11,551	$12,174
1/31/2018	$14,366	$12,237	$12,852
2/28/2018	$13,580	$11,630	$12,246
3/31/2018	$13,378	$11,378	$12,030
4/30/2018	$13,580	$11,658	$12,222
5/31/2018	$13,136	$11,184	$11,940
6/30/2018	$12,642	$10,941	$11,715
7/31/2018	$13,035	$11,280	$11,995
8/31/2018	$12,652	$10,931	$11,744
9/30/2018	$12,893	$11,129	$11,798
10/31/2018	$11,960	$10,364	$10,838
11/30/2018	$11,909	$10,403	$10,941
12/31/2018	$11,169	$9,937	$10,446
1/31/2019	$12,051	$10,684	$11,235
2/28/2019	$12,261	$10,813	$11,454
3/31/2019	$12,156	$10,764	$11,523
4/30/2019	$12,482	$10,992	$11,827
5/31/2019	$11,432	$10,375	$11,192
6/30/2019	$12,348	$10,933	$11,866
7/31/2019	$11,997	$10,685	$11,723
8/31/2019	$11,486	$10,207	$11,361
9/30/2019	$11,737	$10,627	$11,653
10/31/2019	$12,112	$10,981	$12,059
11/30/2019	$12,379	$11,002	$12,166
12/31/2019	$12,889	$11,499	$12,693
1/31/2020	$12,113	$10,989	$12,352
2/29/2020	$11,284	$10,050	$11,375
3/31/2020	$9,056	$8,216	$9,728
4/30/2020	$9,917	$8,738	$10,465
5/31/2020	$10,261	$8,911	$10,808
6/30/2020	$10,565	$9,265	$11,296
7/31/2020	$11,214	$9,460	$11,800
8/31/2020	$11,874	$9,885	$12,305
9/30/2020	$11,593	$9,475	$12,003
10/31/2020	$11,245	$9,230	$11,745
11/30/2020	$12,743	$10,810	$13,324
12/31/2020	$13,517	$11,410	$14,045
1/31/2021	$13,266	$11,390	$14,075
2/28/2021	$13,746	$11,884	$14,354
3/31/2021	$14,376	$12,216	$14,535
4/30/2021	$14,726	$12,490	$14,963
5/31/2021	$15,152	$12,964	$15,431
6/30/2021	$14,863	$12,744	$15,331
7/31/2021	$14,544	$12,517	$15,079
8/31/2021	$14,775	$12,708	$15,365
9/30/2021	$14,449	$12,449	$14,873
10/31/2021	$14,638	$12,654	$15,228
11/30/2021	$13,575	$11,966	$14,542
12/31/2021	$14,344	$12,603	$15,143
1/31/2022	$14,344	$12,715	$14,585
2/28/2022	$14,077	$12,562	$14,297
3/31/2022	$13,785	$12,620	$14,320
4/30/2022	$13,009	$11,965	$13,420
5/31/2022	$13,279	$12,224	$13,517
6/30/2022	$12,211	$11,117	$12,354
7/31/2022	$12,426	$11,265	$12,777
8/31/2022	$11,904	$10,984	$12,366
9/30/2022	$10,729	$9,957	$11,130
10/31/2022	$11,335	$10,360	$11,463
11/30/2022	$12,763	$11,517	$12,816
12/31/2022	$12,718	$11,520	$12,720
1/31/2023	$13,920	$12,415	$13,752
2/28/2023	$13,428	$12,074	$13,269
3/31/2023	$13,512	$12,115	$13,593
4/30/2023	$13,741	$12,415	$13,830
5/31/2023	$13,133	$11,855	$13,327
6/30/2023	$13,964	$12,472	$13,925
7/31/2023	$14,509	$13,102	$14,491
8/31/2023	$14,231	$12,589	$13,836
9/30/2023	$13,739	$12,463	$13,399
10/31/2023	$13,133	$11,921	$12,847
11/30/2023	$14,135	$12,836	$14,003
12/31/2023	$14,752	$13,514	$14,706
1/31/2024	$14,775	$13,347	$14,560
2/29/2024	$15,139	$13,503	$14,929
3/31/2024	$15,532	$13,973	$15,396
4/30/2024	$15,121	$13,870	$15,119
5/31/2024	$15,721	$14,312	$15,558
6/30/2024	$15,305	$14,150	$15,543
7/31/2024	$15,722	$14,663	$15,903
8/31/2024	$16,307	$15,031	$16,356
9/30/2024	$16,187	$15,460	$16,797
10/31/2024	$15,301	$14,729	$15,972

International Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	16.61	4.79	4.63
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4684 10-24

Annual Shareholder Report

October 31, 2024

International Equity Fund

Class C

WFEFX

This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$203	1.89%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Total return based on a $10,000 investment

	Class C with Load	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,253	$9,997	$10,072
12/31/2014	$10,059	$9,613	$9,709
1/31/2015	$10,105	$9,509	$9,695
2/28/2015	$10,781	$10,039	$10,213
3/31/2015	$10,922	$9,819	$10,048
4/30/2015	$11,607	$10,383	$10,556
5/31/2015	$11,804	$10,167	$10,391
6/30/2015	$11,344	$9,865	$10,101
7/31/2015	$11,306	$9,783	$10,073
8/31/2015	$10,565	$9,023	$9,303
9/30/2015	$10,059	$8,524	$8,872
10/31/2015	$10,603	$9,146	$9,532
11/30/2015	$10,500	$8,866	$9,335
12/31/2015	$10,211	$8,646	$9,159
1/31/2016	$9,634	$8,001	$8,536
2/29/2016	$9,095	$7,919	$8,439
3/31/2016	$9,946	$8,610	$9,125
4/30/2016	$10,003	$8,935	$9,365
5/31/2016	$10,041	$8,691	$9,207
6/30/2016	$9,653	$8,458	$9,066
7/31/2016	$10,173	$8,888	$9,515
8/31/2016	$10,325	$9,035	$9,575
9/30/2016	$10,363	$9,117	$9,693
10/31/2016	$10,240	$9,168	$9,553
11/30/2016	$10,221	$9,090	$9,332
12/31/2016	$10,572	$9,417	$9,571
1/31/2017	$10,939	$9,708	$9,910
2/28/2017	$11,074	$9,824	$10,068
3/31/2017	$11,316	$10,046	$10,324
4/30/2017	$11,461	$10,187	$10,544
5/31/2017	$11,838	$10,399	$10,887
6/30/2017	$11,799	$10,456	$10,920
7/31/2017	$12,263	$10,864	$11,323
8/31/2017	$12,224	$10,869	$11,382
9/30/2017	$12,456	$11,082	$11,593
10/31/2017	$12,688	$11,232	$11,812
11/30/2017	$12,804	$11,290	$11,908
12/31/2017	$13,016	$11,551	$12,174
1/31/2018	$13,909	$12,237	$12,852
2/28/2018	$13,135	$11,630	$12,246
3/31/2018	$12,926	$11,378	$12,030
4/30/2018	$13,105	$11,658	$12,222
5/31/2018	$12,668	$11,184	$11,940
6/30/2018	$12,182	$10,941	$11,715
7/31/2018	$12,549	$11,280	$11,995
8/31/2018	$12,172	$10,931	$11,744
9/30/2018	$12,390	$11,129	$11,798
10/31/2018	$11,487	$10,364	$10,838
11/30/2018	$11,417	$10,403	$10,941
12/31/2018	$10,712	$9,937	$10,446
1/31/2019	$11,541	$10,684	$11,235
2/28/2019	$11,733	$10,813	$11,454
3/31/2019	$11,612	$10,764	$11,523
4/30/2019	$11,925	$10,992	$11,827
5/31/2019	$10,914	$10,375	$11,192
6/30/2019	$11,776	$10,933	$11,866
7/31/2019	$11,420	$10,685	$11,723
8/31/2019	$10,922	$10,207	$11,361
9/30/2019	$11,149	$10,627	$11,653
10/31/2019	$11,506	$10,981	$12,059
11/30/2019	$11,751	$11,002	$12,166
12/31/2019	$12,219	$11,499	$12,693
1/31/2020	$11,471	$10,989	$12,352
2/29/2020	$10,682	$10,050	$11,375
3/31/2020	$8,552	$8,216	$9,728
4/30/2020	$9,361	$8,738	$10,465
5/31/2020	$9,689	$8,911	$10,808
6/30/2020	$9,965	$9,265	$11,296
7/31/2020	$10,559	$9,460	$11,800
8/31/2020	$11,174	$9,885	$12,305
9/30/2020	$10,897	$9,475	$12,003
10/31/2020	$10,559	$9,230	$11,745
11/30/2020	$11,952	$10,810	$13,324
12/31/2020	$12,669	$11,410	$14,045
1/31/2021	$12,423	$11,390	$14,075
2/28/2021	$12,864	$11,884	$14,354
3/31/2021	$13,437	$12,216	$14,535
4/30/2021	$13,745	$12,490	$14,963
5/31/2021	$14,154	$12,964	$15,431
6/30/2021	$13,878	$12,744	$15,331
7/31/2021	$13,560	$12,517	$15,079
8/31/2021	$13,765	$12,708	$15,365
9/30/2021	$13,450	$12,449	$14,873
10/31/2021	$13,615	$12,654	$15,228
11/30/2021	$12,616	$11,966	$14,542
12/31/2021	$13,306	$12,603	$15,143
1/31/2022	$13,296	$12,715	$14,585
2/28/2022	$13,048	$12,562	$14,297
3/31/2022	$12,762	$12,620	$14,320
4/30/2022	$12,038	$11,965	$13,420
5/31/2022	$12,266	$12,224	$13,517
6/30/2022	$11,269	$11,117	$12,354
7/31/2022	$11,456	$11,265	$12,777
8/31/2022	$10,967	$10,984	$12,366
9/30/2022	$9,879	$9,957	$11,130
10/31/2022	$10,432	$10,360	$11,463
11/30/2022	$11,742	$11,517	$12,816
12/31/2022	$11,702	$11,520	$12,720
1/31/2023	$12,794	$12,415	$13,752
2/28/2023	$12,347	$12,074	$13,269
3/31/2023	$12,412	$12,115	$13,593
4/30/2023	$12,630	$12,415	$13,830
5/31/2023	$12,068	$11,855	$13,327
6/30/2023	$12,830	$12,472	$13,925
7/31/2023	$13,313	$13,102	$14,491
8/31/2023	$13,061	$12,589	$13,836
9/30/2023	$12,611	$12,463	$13,399
10/31/2023	$12,052	$11,921	$12,847
11/30/2023	$12,970	$12,836	$14,003
12/31/2023	$13,523	$13,514	$14,706
1/31/2024	$13,544	$13,347	$14,560
2/29/2024	$13,874	$13,503	$14,929
3/31/2024	$14,227	$13,973	$15,396
4/30/2024	$13,855	$13,870	$15,119
5/31/2024	$14,398	$14,312	$15,558
6/30/2024	$14,019	$14,150	$15,543
7/31/2024	$14,385	$14,663	$15,903
8/31/2024	$14,913	$15,031	$16,356
9/30/2024	$14,810	$15,460	$16,797
10/31/2024	$13,990	$14,729	$15,972

International Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254
AATR	1 Year	5 Years	10 Years
Class C	15.33	3.65	3.41
Class C with Load	14.33	3.65	3.41
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3521 10-24

Annual Shareholder Report

October 31, 2024

International Equity Fund

Class A

WFEAX

This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$122	1.13%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Total return based on a $10,000 investment

	Class A with Load	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2014	$9,424	$10,000	$10,000
11/30/2014	$9,666	$9,997	$10,072
12/31/2014	$9,493	$9,613	$9,709
1/31/2015	$9,537	$9,509	$9,695
2/28/2015	$10,192	$10,039	$10,213
3/31/2015	$10,323	$9,819	$10,048
4/30/2015	$10,978	$10,383	$10,556
5/31/2015	$11,179	$10,167	$10,391
6/30/2015	$10,742	$9,865	$10,101
7/31/2015	$10,716	$9,783	$10,073
8/31/2015	$10,017	$9,023	$9,303
9/30/2015	$9,537	$8,524	$8,872
10/31/2015	$10,070	$9,146	$9,532
11/30/2015	$9,973	$8,866	$9,335
12/31/2015	$9,712	$8,646	$9,159
1/31/2016	$9,163	$8,001	$8,536
2/29/2016	$8,650	$7,919	$8,439
3/31/2016	$9,473	$8,610	$9,125
4/30/2016	$9,526	$8,935	$9,365
5/31/2016	$9,579	$8,691	$9,207
6/30/2016	$9,208	$8,458	$9,066
7/31/2016	$9,712	$8,888	$9,515
8/31/2016	$9,862	$9,035	$9,575
9/30/2016	$9,906	$9,117	$9,693
10/31/2016	$9,791	$9,168	$9,553
11/30/2016	$9,783	$9,090	$9,332
12/31/2016	$10,127	$9,417	$9,571
1/31/2017	$10,482	$9,708	$9,910
2/28/2017	$10,619	$9,824	$10,068
3/31/2017	$10,856	$10,046	$10,324
4/30/2017	$11,001	$10,187	$10,544
5/31/2017	$11,375	$10,399	$10,887
6/30/2017	$11,338	$10,456	$10,920
7/31/2017	$11,794	$10,864	$11,323
8/31/2017	$11,766	$10,869	$11,382
9/30/2017	$12,003	$11,082	$11,593
10/31/2017	$12,231	$11,232	$11,812
11/30/2017	$12,349	$11,290	$11,908
12/31/2017	$12,565	$11,551	$12,174
1/31/2018	$13,431	$12,237	$12,852
2/28/2018	$12,687	$11,630	$12,246
3/31/2018	$12,499	$11,378	$12,030
4/30/2018	$12,678	$11,658	$12,222
5/31/2018	$12,264	$11,184	$11,940
6/30/2018	$11,793	$10,941	$11,715
7/31/2018	$12,160	$11,280	$11,995
8/31/2018	$11,802	$10,931	$11,744
9/30/2018	$12,022	$11,129	$11,798
10/31/2018	$11,153	$10,364	$10,838
11/30/2018	$11,096	$10,403	$10,941
12/31/2018	$10,407	$9,937	$10,446
1/31/2019	$11,224	$10,684	$11,235
2/28/2019	$11,419	$10,813	$11,454
3/31/2019	$11,312	$10,764	$11,523
4/30/2019	$11,623	$10,992	$11,827
5/31/2019	$10,641	$10,375	$11,192
6/30/2019	$11,485	$10,933	$11,866
7/31/2019	$11,150	$10,685	$11,723
8/31/2019	$10,678	$10,207	$11,361
9/30/2019	$10,900	$10,627	$11,653
10/31/2019	$11,256	$10,981	$12,059
11/30/2019	$11,504	$11,002	$12,166
12/31/2019	$11,969	$11,499	$12,693
1/31/2020	$11,253	$10,989	$12,352
2/29/2020	$10,478	$10,050	$11,375
3/31/2020	$8,400	$8,216	$9,728
4/30/2020	$9,196	$8,738	$10,465
5/31/2020	$9,514	$8,911	$10,808
6/30/2020	$9,793	$9,265	$11,296
7/31/2020	$10,391	$9,460	$11,800
8/31/2020	$10,998	$9,885	$12,305
9/30/2020	$10,737	$9,475	$12,003
10/31/2020	$10,408	$9,230	$11,745
11/30/2020	$11,795	$10,810	$13,324
12/31/2020	$12,510	$11,410	$14,045
1/31/2021	$12,279	$11,390	$14,075
2/28/2021	$12,720	$11,884	$14,354
3/31/2021	$13,289	$12,216	$14,535
4/30/2021	$13,610	$12,490	$14,963
5/31/2021	$14,011	$12,964	$15,431
6/30/2021	$13,744	$12,744	$15,331
7/31/2021	$13,442	$12,517	$15,079
8/31/2021	$13,653	$12,708	$15,365
9/30/2021	$13,350	$12,449	$14,873
10/31/2021	$13,522	$12,654	$15,228
11/30/2021	$12,539	$11,966	$14,542
12/31/2021	$13,235	$12,603	$15,143
1/31/2022	$13,235	$12,715	$14,585
2/28/2022	$12,991	$12,562	$14,297
3/31/2022	$12,718	$12,620	$14,320
4/30/2022	$12,000	$11,965	$13,420
5/31/2022	$12,246	$12,224	$13,517
6/30/2022	$11,252	$11,117	$12,354
7/31/2022	$11,448	$11,265	$12,777
8/31/2022	$10,963	$10,984	$12,366
9/30/2022	$9,883	$9,957	$11,130
10/31/2022	$10,434	$10,360	$11,463
11/30/2022	$11,744	$11,517	$12,816
12/31/2022	$11,704	$11,520	$12,720
1/31/2023	$12,797	$12,415	$13,752
2/28/2023	$12,350	$12,074	$13,269
3/31/2023	$12,414	$12,115	$13,593
4/30/2023	$12,633	$12,415	$13,830
5/31/2023	$12,071	$11,855	$13,327
6/30/2023	$12,833	$12,472	$13,925
7/31/2023	$13,316	$13,102	$14,491
8/31/2023	$13,064	$12,589	$13,836
9/30/2023	$12,614	$12,463	$13,399
10/31/2023	$12,054	$11,921	$12,847
11/30/2023	$12,973	$12,836	$14,003
12/31/2023	$13,526	$13,514	$14,706
1/31/2024	$13,547	$13,347	$14,560
2/29/2024	$13,876	$13,503	$14,929
3/31/2024	$14,230	$13,973	$15,396
4/30/2024	$13,858	$13,870	$15,119
5/31/2024	$14,400	$14,312	$15,558
6/30/2024	$14,022	$14,150	$15,543
7/31/2024	$14,388	$14,663	$15,903
8/31/2024	$14,916	$15,031	$16,356
9/30/2024	$14,813	$15,460	$16,797
10/31/2024	$13,993	$14,729	$15,972

International Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254
AATR	1 Year	5 Years	10 Years
Class A	16.18	4.45	4.03
Class A with Load	9.47	3.23	3.42
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3311 10-24

Annual Shareholder Report

October 31, 2024

International Equity Fund

Administrator Class

WFEDX

This annual shareholder report contains important information about International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$123	1.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Changing interest rates and a “risk on” environment drove strong performance in international equities through the 12-month period that ended October 31, 2024. Global central banks were less coordinated with the U.S. Federal Reserve than in prior cycles, leading to higher volatility among global interest rates and currencies. Changing political leadership and budget stress affected major markets, most notably in Japan and France. China was a wild card as September’s announced stimulus package drove some asset valuations up, while weakness among Chinese consumers affected many companies. We increased cyclical exposures (financials, industrials, and information technology stocks) and reduced allocation to consumer sectors. We reduced emerging and Asian market exposures while increasing allocations to select companies in Europe. Top contributors included Hitachi Ltd., SAP SE, and TC Energy. High-quality global consumer companies were hurt by weakness in Chinese operations and growing consumer resistance to price increases. Weakness in Samsung Electronics Co. and underexposure to banks, which returned almost 45%, were detractors.

Total return based on a $10,000 investment

	Administrator Class	MSCI ACWI ex USA Value Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,262	$9,997	$10,072
12/31/2014	$10,076	$9,613	$9,709
1/31/2015	$10,123	$9,509	$9,695
2/28/2015	$10,812	$10,039	$10,213
3/31/2015	$10,963	$9,819	$10,048
4/30/2015	$11,651	$10,383	$10,556
5/31/2015	$11,859	$10,167	$10,391
6/30/2015	$11,406	$9,865	$10,101
7/31/2015	$11,378	$9,783	$10,073
8/31/2015	$10,633	$9,023	$9,303
9/30/2015	$10,133	$8,524	$8,872
10/31/2015	$10,689	$9,146	$9,532
11/30/2015	$10,585	$8,866	$9,335
12/31/2015	$10,313	$8,646	$9,159
1/31/2016	$9,730	$8,001	$8,536
2/29/2016	$9,185	$7,919	$8,439
3/31/2016	$10,055	$8,610	$9,125
4/30/2016	$10,113	$8,935	$9,365
5/31/2016	$10,160	$8,691	$9,207
6/30/2016	$9,778	$8,458	$9,066
7/31/2016	$10,313	$8,888	$9,515
8/31/2016	$10,466	$9,035	$9,575
9/30/2016	$10,514	$9,117	$9,693
10/31/2016	$10,399	$9,168	$9,553
11/30/2016	$10,380	$9,090	$9,332
12/31/2016	$10,750	$9,417	$9,571
1/31/2017	$11,124	$9,708	$9,910
2/28/2017	$11,271	$9,824	$10,068
3/31/2017	$11,527	$10,046	$10,324
4/30/2017	$11,674	$10,187	$10,544
5/31/2017	$12,078	$10,399	$10,887
6/30/2017	$12,038	$10,456	$10,920
7/31/2017	$12,520	$10,864	$11,323
8/31/2017	$12,491	$10,869	$11,382
9/30/2017	$12,737	$11,082	$11,593
10/31/2017	$12,983	$11,232	$11,812
11/30/2017	$13,110	$11,290	$11,908
12/31/2017	$13,341	$11,551	$12,174
1/31/2018	$14,256	$12,237	$12,852
2/28/2018	$13,473	$11,630	$12,246
3/31/2018	$13,270	$11,378	$12,030
4/30/2018	$13,463	$11,658	$12,222
5/31/2018	$13,015	$11,184	$11,940
6/30/2018	$12,527	$10,941	$11,715
7/31/2018	$12,914	$11,280	$11,995
8/31/2018	$12,527	$10,931	$11,744
9/30/2018	$12,759	$11,129	$11,798
10/31/2018	$11,842	$10,364	$10,838
11/30/2018	$11,781	$10,403	$10,941
12/31/2018	$11,048	$9,937	$10,446
1/31/2019	$11,918	$10,684	$11,235
2/28/2019	$12,127	$10,813	$11,454
3/31/2019	$12,012	$10,764	$11,523
4/30/2019	$12,337	$10,992	$11,827
5/31/2019	$11,299	$10,375	$11,192
6/30/2019	$12,199	$10,933	$11,866
7/31/2019	$11,849	$10,685	$11,723
8/31/2019	$11,340	$10,207	$11,361
9/30/2019	$11,585	$10,627	$11,653
10/31/2019	$11,958	$10,981	$12,059
11/30/2019	$12,213	$11,002	$12,166
12/31/2019	$12,715	$11,499	$12,693
1/31/2020	$11,944	$10,989	$12,352
2/29/2020	$11,119	$10,050	$11,375
3/31/2020	$8,923	$8,216	$9,728
4/30/2020	$9,769	$8,738	$10,465
5/31/2020	$10,101	$8,911	$10,808
6/30/2020	$10,401	$9,265	$11,296
7/31/2020	$11,035	$9,460	$11,800
8/31/2020	$11,679	$9,885	$12,305
9/30/2020	$11,400	$9,475	$12,003
10/31/2020	$11,056	$9,230	$11,745
11/30/2020	$12,518	$10,810	$13,324
12/31/2020	$13,278	$11,410	$14,045
1/31/2021	$13,030	$11,390	$14,075
2/28/2021	$13,505	$11,884	$14,354
3/31/2021	$14,112	$12,216	$14,535
4/30/2021	$14,447	$12,490	$14,963
5/31/2021	$14,879	$12,964	$15,431
6/30/2021	$14,594	$12,744	$15,331
7/31/2021	$14,268	$12,517	$15,079
8/31/2021	$14,496	$12,708	$15,365
9/30/2021	$14,172	$12,449	$14,873
10/31/2021	$14,358	$12,654	$15,228
11/30/2021	$13,308	$11,966	$14,542
12/31/2021	$14,051	$12,603	$15,143
1/31/2022	$14,051	$12,715	$14,585
2/28/2022	$13,787	$12,562	$14,297
3/31/2022	$13,502	$12,620	$14,320
4/30/2022	$12,739	$11,965	$13,420
5/31/2022	$12,993	$12,224	$13,517
6/30/2022	$11,942	$11,117	$12,354
7/31/2022	$12,154	$11,265	$12,777
8/31/2022	$11,630	$10,984	$12,366
9/30/2022	$10,487	$9,957	$11,130
10/31/2022	$11,082	$10,360	$11,463
11/30/2022	$12,473	$11,517	$12,816
12/31/2022	$12,421	$11,520	$12,720
1/31/2023	$13,589	$12,415	$13,752
2/28/2023	$13,106	$12,074	$13,269
3/31/2023	$13,178	$12,115	$13,593
4/30/2023	$13,414	$12,415	$13,830
5/31/2023	$12,807	$11,855	$13,327
6/30/2023	$13,621	$12,472	$13,925
7/31/2023	$14,143	$13,102	$14,491
8/31/2023	$13,871	$12,589	$13,836
9/30/2023	$13,389	$12,463	$13,399
10/31/2023	$12,784	$11,921	$12,847
11/30/2023	$13,765	$12,836	$14,003
12/31/2023	$14,354	$13,514	$14,706
1/31/2024	$14,377	$13,347	$14,560
2/29/2024	$14,733	$13,503	$14,929
3/31/2024	$15,107	$13,973	$15,396
4/30/2024	$14,704	$13,870	$15,119
5/31/2024	$15,279	$14,312	$15,558
6/30/2024	$14,872	$14,150	$15,543
7/31/2024	$15,268	$14,663	$15,903
8/31/2024	$15,828	$15,031	$16,356
9/30/2024	$15,720	$15,460	$16,797
10/31/2024	$14,844	$14,729	$15,972

International Equity Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$221,450,972
# of portfolio holdings	51
Portfolio turnover rate	44%
Total advisory fees paid	$1,629,254
AATR	1 Year	5 Years	10 Years
Administrator Class	16.11	4.42	4.03
MSCI ACWI ex USA Value Index (Net) (Strategy)	23.56	6.05	3.95
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	4.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	3.3
BAE Systems PLC	3.2
Rio Tinto PLC	3.2
AXA SA	3.1
Vinci SA	3.1
Novartis AG	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.9
Siemens AG	2.9
ING Groep NV	2.8
AstraZeneca PLC	2.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.5
United Kingdom	20.3
Germany	19.3
Japan	13.7
Netherlands	7.2
Switzerland	4.4
Canada	4.1
Finland	2.8
Denmark	2.2
South Korea	1.9
Other	2.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	19.6
Financials	18.7
Information technology	11.6
Health care	11.6
Consumer discretionary	10.3
Consumer staples	10.3
Energy	6.0
Materials	5.1
Communication services	3.9
Utilities	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3700 10-24

Annual Shareholder Report

October 31, 2024

Special Global Small Cap Fund

Institutional Class

EKGIX

This annual shareholder report contains important information about Special Global Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$124	1.15%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data points, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in financials and North America while reducing the weight in consumer discretionary and Europe as reward/risk ratios dictated.

CSW Industrials, Inc., the largest contributor, manufactures relatively low-cost/high-value niche products across a variety of markets, including HVAC, plumbing, and general industrial. The combination of short- and long-cycle end-market exposures helps dampen volatility, leading to steady and predictable cash flow generation. CSW delivered growing revenues and margins with strong cash conversion and no leverage.

The largest detractor, Helen of Troy Ltd., is suffering from increased competition, leading to the need to step up investment. Management’s poor capital allocation decisions of buying back stock reduced its financial flexibility. Execution missteps on an acquisition integration and start-up of a new distribution center led to higher costs and reduced sales. We were disappointed with Helen and exited the position.

Total return based on a $10,000 investment

	Institutional Class	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,047	$10,044	$10,167
12/31/2014	$10,134	$10,100	$9,971
1/31/2015	$9,921	$9,917	$9,815
2/28/2015	$10,542	$10,529	$10,362
3/31/2015	$10,622	$10,549	$10,201
4/30/2015	$10,694	$10,647	$10,497
5/31/2015	$10,720	$10,801	$10,483
6/30/2015	$10,723	$10,702	$10,237
7/31/2015	$10,635	$10,655	$10,325
8/31/2015	$10,200	$10,091	$9,618
9/30/2015	$9,786	$9,660	$9,269
10/31/2015	$10,253	$10,215	$9,997
11/30/2015	$10,306	$10,329	$9,914
12/31/2015	$10,056	$10,069	$9,735
1/31/2016	$9,529	$9,286	$9,148
2/29/2016	$9,669	$9,350	$9,085
3/31/2016	$10,516	$10,136	$9,759
4/30/2016	$10,594	$10,375	$9,903
5/31/2016	$10,962	$10,499	$9,915
6/30/2016	$10,634	$10,300	$9,855
7/31/2016	$11,270	$10,867	$10,280
8/31/2016	$11,489	$10,883	$10,314
9/30/2016	$11,629	$11,046	$10,378
10/31/2016	$11,233	$10,639	$10,201
11/30/2016	$11,662	$11,084	$10,279
12/31/2016	$11,975	$11,348	$10,501
1/31/2017	$12,179	$11,609	$10,788
2/28/2017	$12,341	$11,856	$11,091
3/31/2017	$12,548	$11,944	$11,226
4/30/2017	$12,845	$12,184	$11,401
5/31/2017	$13,025	$12,261	$11,653
6/30/2017	$13,232	$12,452	$11,706
7/31/2017	$13,427	$12,734	$12,033
8/31/2017	$13,412	$12,727	$12,079
9/30/2017	$14,159	$13,229	$12,313
10/31/2017	$14,310	$13,421	$12,568
11/30/2017	$14,706	$13,714	$12,812
12/31/2017	$14,912	$13,920	$13,018
1/31/2018	$15,374	$14,413	$13,753
2/28/2018	$14,609	$13,836	$13,175
3/31/2018	$14,875	$13,843	$12,893
4/30/2018	$14,885	$13,970	$13,016
5/31/2018	$15,105	$14,343	$13,032
6/30/2018	$15,189	$14,295	$12,962
7/31/2018	$15,496	$14,469	$13,353
8/31/2018	$15,722	$14,787	$13,458
9/30/2018	$15,479	$14,575	$13,516
10/31/2018	$14,102	$13,131	$12,503
11/30/2018	$14,416	$13,215	$12,686
12/31/2018	$13,264	$11,991	$11,793
1/31/2019	$14,384	$13,226	$12,724
2/28/2019	$14,921	$13,723	$13,064
3/31/2019	$14,951	$13,636	$13,228
4/30/2019	$15,381	$14,062	$13,675
5/31/2019	$14,658	$13,141	$12,864
6/30/2019	$15,292	$13,905	$13,706
7/31/2019	$15,199	$13,985	$13,746
8/31/2019	$14,699	$13,508	$13,420
9/30/2019	$15,132	$13,786	$13,703
10/31/2019	$15,536	$14,167	$14,078
11/30/2019	$15,992	$14,626	$14,421
12/31/2019	$16,573	$15,132	$14,929
1/31/2020	$16,113	$14,712	$14,764
2/29/2020	$14,660	$13,359	$13,572
3/31/2020	$12,449	$10,583	$11,740
4/30/2020	$13,448	$12,005	$12,997
5/31/2020	$14,153	$12,854	$13,562
6/30/2020	$14,362	$13,185	$13,996
7/31/2020	$14,703	$13,701	$14,736
8/31/2020	$15,439	$14,482	$15,638
9/30/2020	$15,179	$14,168	$15,134
10/31/2020	$15,005	$14,166	$14,766
11/30/2020	$16,972	$16,344	$16,586
12/31/2020	$18,266	$17,547	$17,356
1/31/2021	$18,928	$17,910	$17,277
2/28/2021	$19,939	$18,804	$17,677
3/31/2021	$20,664	$19,201	$18,149
4/30/2021	$21,198	$19,947	$18,943
5/31/2021	$21,717	$20,115	$19,238
6/30/2021	$21,740	$20,157	$19,491
7/31/2021	$21,438	$20,020	$19,625
8/31/2021	$22,077	$20,507	$20,117
9/30/2021	$21,427	$19,869	$19,286
10/31/2021	$22,097	$20,586	$20,270
11/30/2021	$21,132	$19,587	$19,782
12/31/2021	$22,245	$20,312	$20,573
1/31/2022	$20,126	$18,777	$19,563
2/28/2022	$19,861	$18,817	$19,058
3/31/2022	$18,929	$18,992	$19,470
4/30/2022	$17,849	$17,509	$17,912
5/31/2022	$17,908	$17,473	$17,933
6/30/2022	$16,216	$15,729	$16,421
7/31/2022	$17,345	$17,162	$17,568
8/31/2022	$16,360	$16,603	$16,921
9/30/2022	$14,650	$14,899	$15,301
10/31/2022	$16,086	$16,097	$16,225
11/30/2022	$17,386	$17,088	$17,483
12/31/2022	$16,802	$16,502	$16,795
1/31/2023	$18,300	$18,032	$17,999
2/28/2023	$17,785	$17,664	$17,483
3/31/2023	$17,574	$17,210	$18,022
4/30/2023	$17,546	$17,192	$18,281
5/31/2023	$17,172	$16,714	$18,085
6/30/2023	$18,323	$17,764	$19,135
7/31/2023	$18,861	$18,635	$19,836
8/31/2023	$18,421	$17,925	$19,282
9/30/2023	$17,322	$16,984	$18,484
10/31/2023	$16,302	$15,942	$17,929
11/30/2023	$17,649	$17,426	$19,583
12/31/2023	$19,254	$19,103	$20,524
1/31/2024	$18,870	$18,574	$20,644
2/29/2024	$19,072	$19,194	$21,530
3/31/2024	$19,540	$19,941	$22,206
4/30/2024	$18,426	$18,912	$21,474
5/31/2024	$19,329	$19,772	$22,346
6/30/2024	$18,768	$19,388	$22,843
7/31/2024	$19,825	$20,716	$23,212
8/31/2024	$19,722	$20,818	$23,801
9/30/2024	$19,909	$21,208	$24,354
10/31/2024	$18,866	$20,637	$23,808

Special Global Small Cap Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$132,304,046
# of portfolio holdings	91
Portfolio turnover rate	32%
Total advisory fees paid	$1,232,467
AATR	1 Year	5 Years	10 Years
Institutional Class	15.73	3.96	6.55
MSCI World Small Cap Index (Net) (Strategy)	29.45	7.81	7.51
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.6
Novanta, Inc.	3.3
Gibraltar Industries, Inc.	3.2
J&J Snack Foods Corp.	2.9
Spectris PLC	2.5
Alten SA	2.4
Hanover Insurance Group, Inc.	2.4
Spectrum Brands Holdings, Inc.	2.2
Viscofan SA	2.0
Brady Corp. Class A	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	57.3
Japan	9.9
United Kingdom	8.2
Canada	5.4
Germany	4.0
Italy	3.1
France	2.7
Spain	2.0
Australia	2.0
Sweden	1.8
Other	3.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.0
Information technology	20.1
Materials	11.7
Consumer staples	11.0
Health care	8.1
Financials	7.6
Consumer discretionary	4.9
Real estate	3.9
Energy	2.7
Communication services	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4148 10-24

Annual Shareholder Report

October 31, 2024

Special Global Small Cap Fund

Class C

EKGCX

This annual shareholder report contains important information about Special Global Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$238	2.22%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data points, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in financials and North America while reducing the weight in consumer discretionary and Europe as reward/risk ratios dictated.

CSW Industrials, Inc., the largest contributor, manufactures relatively low-cost/high-value niche products across a variety of markets, including HVAC, plumbing, and general industrial. The combination of short- and long-cycle end-market exposures helps dampen volatility, leading to steady and predictable cash flow generation. CSW delivered growing revenues and margins with strong cash conversion and no leverage.

The largest detractor, Helen of Troy Ltd., is suffering from increased competition, leading to the need to step up investment. Management’s poor capital allocation decisions of buying back stock reduced its financial flexibility. Execution missteps on an acquisition integration and start-up of a new distribution center led to higher costs and reduced sales. We were disappointed with Helen and exited the position.

Total return based on a $10,000 investment

	Class C with Load	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,037	$10,044	$10,167
12/31/2014	$10,112	$10,100	$9,971
1/31/2015	$9,891	$9,917	$9,815
2/28/2015	$10,501	$10,529	$10,362
3/31/2015	$10,569	$10,549	$10,201
4/30/2015	$10,630	$10,647	$10,497
5/31/2015	$10,648	$10,801	$10,483
6/30/2015	$10,641	$10,702	$10,237
7/31/2015	$10,544	$10,655	$10,325
8/31/2015	$10,102	$10,091	$9,618
9/30/2015	$9,680	$9,660	$9,269
10/31/2015	$10,134	$10,215	$9,997
11/30/2015	$10,177	$10,329	$9,914
12/31/2015	$9,922	$10,069	$9,735
1/31/2016	$9,392	$9,286	$9,148
2/29/2016	$9,521	$9,350	$9,085
3/31/2016	$10,343	$10,136	$9,759
4/30/2016	$10,411	$10,375	$9,903
5/31/2016	$10,763	$10,499	$9,915
6/30/2016	$10,430	$10,300	$9,855
7/31/2016	$11,044	$10,867	$10,280
8/31/2016	$11,248	$10,883	$10,314
9/30/2016	$11,373	$11,046	$10,378
10/31/2016	$10,976	$10,639	$10,201
11/30/2016	$11,385	$11,084	$10,279
12/31/2016	$11,679	$11,348	$10,501
1/31/2017	$11,868	$11,609	$10,788
2/28/2017	$12,012	$11,856	$11,091
3/31/2017	$12,201	$11,944	$11,226
4/30/2017	$12,481	$12,184	$11,401
5/31/2017	$12,641	$12,261	$11,653
6/30/2017	$12,830	$12,452	$11,706
7/31/2017	$13,006	$12,734	$12,033
8/31/2017	$12,982	$12,727	$12,079
9/30/2017	$13,688	$13,229	$12,313
10/31/2017	$13,824	$13,421	$12,568
11/30/2017	$14,194	$13,714	$12,812
12/31/2017	$14,379	$13,920	$13,018
1/31/2018	$14,812	$14,413	$13,753
2/28/2018	$14,057	$13,836	$13,175
3/31/2018	$14,302	$13,843	$12,893
4/30/2018	$14,297	$13,970	$13,016
5/31/2018	$14,494	$14,343	$13,032
6/30/2018	$14,562	$14,295	$12,962
7/31/2018	$14,845	$14,469	$13,353
8/31/2018	$15,042	$14,787	$13,458
9/30/2018	$14,797	$14,575	$13,516
10/31/2018	$13,470	$13,131	$12,503
11/30/2018	$13,754	$13,215	$12,686
12/31/2018	$12,646	$11,991	$11,793
1/31/2019	$13,702	$13,226	$12,724
2/28/2019	$14,197	$13,723	$13,064
3/31/2019	$14,208	$13,636	$13,228
4/30/2019	$14,609	$14,062	$13,675
5/31/2019	$13,905	$13,141	$12,864
6/30/2019	$14,494	$13,905	$13,706
7/31/2019	$14,395	$13,985	$13,746
8/31/2019	$13,905	$13,508	$13,420
9/30/2019	$14,301	$13,786	$13,703
10/31/2019	$14,670	$14,167	$14,078
11/30/2019	$15,087	$14,626	$14,421
12/31/2019	$15,619	$15,132	$14,929
1/31/2020	$15,166	$14,712	$14,764
2/29/2020	$13,793	$13,359	$13,572
3/31/2020	$11,703	$10,583	$11,740
4/30/2020	$12,627	$12,005	$12,997
5/31/2020	$13,276	$12,854	$13,562
6/30/2020	$13,460	$13,185	$13,996
7/31/2020	$13,764	$13,701	$14,736
8/31/2020	$14,482	$14,482	$15,638
9/30/2020	$14,224	$14,168	$15,134
10/31/2020	$14,046	$14,166	$14,766
11/30/2020	$15,872	$16,344	$16,586
12/31/2020	$17,060	$17,547	$17,356
1/31/2021	$17,669	$17,910	$17,277
2/28/2021	$18,599	$18,804	$17,677
3/31/2021	$19,254	$19,201	$18,149
4/30/2021	$19,731	$19,947	$18,943
5/31/2021	$20,202	$20,115	$19,238
6/30/2021	$20,202	$20,157	$19,491
7/31/2021	$19,903	$20,020	$19,625
8/31/2021	$20,477	$20,507	$20,117
9/30/2021	$19,857	$19,869	$19,286
10/31/2021	$20,460	$20,586	$20,270
11/30/2021	$19,547	$19,587	$19,782
12/31/2021	$20,563	$20,312	$20,573
1/31/2022	$18,582	$18,777	$19,563
2/28/2022	$18,324	$18,817	$19,058
3/31/2022	$17,444	$18,992	$19,470
4/30/2022	$16,431	$17,509	$17,912
5/31/2022	$16,476	$17,473	$17,933
6/30/2022	$14,901	$15,729	$16,421
7/31/2022	$15,921	$17,162	$17,568
8/31/2022	$15,005	$16,603	$16,921
9/30/2022	$13,423	$14,899	$15,301
10/31/2022	$14,724	$16,097	$16,225
11/30/2022	$15,911	$17,088	$17,483
12/31/2022	$15,371	$16,502	$16,795
1/31/2023	$16,733	$18,032	$17,999
2/28/2023	$16,256	$17,664	$17,483
3/31/2023	$16,064	$17,210	$18,022
4/30/2023	$16,032	$17,192	$18,281
5/31/2023	$15,683	$16,714	$18,085
6/30/2023	$16,733	$17,764	$19,135
7/31/2023	$17,219	$18,635	$19,836
8/31/2023	$16,811	$17,925	$19,282
9/30/2023	$15,807	$16,984	$18,484
10/31/2023	$14,872	$15,942	$17,929
11/30/2023	$16,096	$17,426	$19,583
12/31/2023	$17,554	$19,103	$20,524
1/31/2024	$17,201	$18,574	$20,644
2/29/2024	$17,375	$19,194	$21,530
3/31/2024	$17,797	$19,941	$22,206
4/30/2024	$16,779	$18,912	$21,474
5/31/2024	$17,595	$19,772	$22,346
6/30/2024	$17,086	$19,388	$22,843
7/31/2024	$18,040	$20,716	$23,212
8/31/2024	$17,939	$20,818	$23,801
9/30/2024	$18,108	$21,208	$24,354
10/31/2024	$17,155	$20,637	$23,808

Special Global Small Cap Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$132,304,046
# of portfolio holdings	91
Portfolio turnover rate	32%
Total advisory fees paid	$1,232,467
AATR	1 Year	5 Years	10 Years
Class C	14.52	2.87	5.55
Class C with Load	13.52	2.87	5.55
MSCI World Small Cap Index (Net) (Strategy)	29.45	7.81	7.51
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.6
Novanta, Inc.	3.3
Gibraltar Industries, Inc.	3.2
J&J Snack Foods Corp.	2.9
Spectris PLC	2.5
Alten SA	2.4
Hanover Insurance Group, Inc.	2.4
Spectrum Brands Holdings, Inc.	2.2
Viscofan SA	2.0
Brady Corp. Class A	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	57.3
Japan	9.9
United Kingdom	8.2
Canada	5.4
Germany	4.0
Italy	3.1
France	2.7
Spain	2.0
Australia	2.0
Sweden	1.8
Other	3.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.0
Information technology	20.1
Materials	11.7
Consumer staples	11.0
Health care	8.1
Financials	7.6
Consumer discretionary	4.9
Real estate	3.9
Energy	2.7
Communication services	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0429 10-24

Annual Shareholder Report

October 31, 2024

Special Global Small Cap Fund

Class A

EKGAX

This annual shareholder report contains important information about Special Global Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$158	1.47%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data points, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in financials and North America while reducing the weight in consumer discretionary and Europe as reward/risk ratios dictated.

CSW Industrials, Inc., the largest contributor, manufactures relatively low-cost/high-value niche products across a variety of markets, including HVAC, plumbing, and general industrial. The combination of short- and long-cycle end-market exposures helps dampen volatility, leading to steady and predictable cash flow generation. CSW delivered growing revenues and margins with strong cash conversion and no leverage.

The largest detractor, Helen of Troy Ltd., is suffering from increased competition, leading to the need to step up investment. Management’s poor capital allocation decisions of buying back stock reduced its financial flexibility. Execution missteps on an acquisition integration and start-up of a new distribution center led to higher costs and reduced sales. We were disappointed with Helen and exited the position.

Total return based on a $10,000 investment

	Class A with Load	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2014	$9,425	$10,000	$10,000
11/30/2014	$9,466	$10,044	$10,167
12/31/2014	$9,544	$10,100	$9,971
1/31/2015	$9,343	$9,917	$9,815
2/28/2015	$9,922	$10,529	$10,362
3/31/2015	$9,994	$10,549	$10,201
4/30/2015	$10,056	$10,647	$10,497
5/31/2015	$10,080	$10,801	$10,483
6/30/2015	$10,080	$10,702	$10,237
7/31/2015	$9,994	$10,655	$10,325
8/31/2015	$9,581	$10,091	$9,618
9/30/2015	$9,188	$9,660	$9,269
10/31/2015	$9,625	$10,215	$9,997
11/30/2015	$9,671	$10,329	$9,914
12/31/2015	$9,433	$10,069	$9,735
1/31/2016	$8,935	$9,286	$9,148
2/29/2016	$9,063	$9,350	$9,085
3/31/2016	$9,854	$10,136	$9,759
4/30/2016	$9,925	$10,375	$9,903
5/31/2016	$10,265	$10,499	$9,915
6/30/2016	$9,955	$10,300	$9,855
7/31/2016	$10,545	$10,867	$10,280
8/31/2016	$10,749	$10,883	$10,314
9/30/2016	$10,875	$11,046	$10,378
10/31/2016	$10,502	$10,639	$10,201
11/30/2016	$10,899	$11,084	$10,279
12/31/2016	$11,188	$11,348	$10,501
1/31/2017	$11,375	$11,609	$10,788
2/28/2017	$11,523	$11,856	$11,091
3/31/2017	$11,712	$11,944	$11,226
4/30/2017	$11,985	$12,184	$11,401
5/31/2017	$12,148	$12,261	$11,653
6/30/2017	$12,337	$12,452	$11,706
7/31/2017	$12,515	$12,734	$12,033
8/31/2017	$12,497	$12,727	$12,079
9/30/2017	$13,190	$13,229	$12,313
10/31/2017	$13,327	$13,421	$12,568
11/30/2017	$13,693	$13,714	$12,812
12/31/2017	$13,879	$13,920	$13,018
1/31/2018	$14,305	$14,413	$13,753
2/28/2018	$13,588	$13,836	$13,175
3/31/2018	$13,830	$13,843	$12,893
4/30/2018	$13,836	$13,970	$13,016
5/31/2018	$14,033	$14,343	$13,032
6/30/2018	$14,108	$14,295	$12,962
7/31/2018	$14,390	$14,469	$13,353
8/31/2018	$14,593	$14,787	$13,458
9/30/2018	$14,363	$14,575	$13,516
10/31/2018	$13,084	$13,131	$12,503
11/30/2018	$13,368	$13,215	$12,686
12/31/2018	$12,297	$11,991	$11,793
1/31/2019	$13,332	$13,226	$12,724
2/28/2019	$13,824	$13,723	$13,064
3/31/2019	$13,845	$13,636	$13,228
4/30/2019	$14,244	$14,062	$13,675
5/31/2019	$13,569	$13,141	$12,864
6/30/2019	$14,151	$13,905	$13,706
7/31/2019	$14,061	$13,985	$13,746
8/31/2019	$13,594	$13,508	$13,420
9/30/2019	$13,989	$13,786	$13,703
10/31/2019	$14,359	$14,167	$14,078
11/30/2019	$14,776	$14,626	$14,421
12/31/2019	$15,310	$15,132	$14,929
1/31/2020	$14,875	$14,712	$14,764
2/29/2020	$13,530	$13,359	$13,572
3/31/2020	$11,489	$10,583	$11,740
4/30/2020	$12,407	$12,005	$12,997
5/31/2020	$13,051	$12,854	$13,562
6/30/2020	$13,238	$13,185	$13,996
7/31/2020	$13,549	$13,701	$14,736
8/31/2020	$14,223	$14,482	$15,638
9/30/2020	$13,980	$14,168	$15,134
10/31/2020	$13,811	$14,166	$14,766
11/30/2020	$15,621	$16,344	$16,586
12/31/2020	$16,804	$17,547	$17,356
1/31/2021	$17,411	$17,910	$17,277
2/28/2021	$18,336	$18,804	$17,677
3/31/2021	$18,996	$19,201	$18,149
4/30/2021	$19,483	$19,947	$18,943
5/31/2021	$19,955	$20,115	$19,238
6/30/2021	$19,970	$20,157	$19,491
7/31/2021	$19,685	$20,020	$19,625
8/31/2021	$20,266	$20,507	$20,117
9/30/2021	$19,666	$19,869	$19,286
10/31/2021	$20,273	$20,586	$20,270
11/30/2021	$19,385	$19,587	$19,782
12/31/2021	$20,401	$20,312	$20,573
1/31/2022	$18,448	$18,777	$19,563
2/28/2022	$18,206	$18,817	$19,058
3/31/2022	$17,341	$18,992	$19,470
4/30/2022	$16,345	$17,509	$17,912
5/31/2022	$16,398	$17,473	$17,933
6/30/2022	$14,839	$15,729	$16,421
7/31/2022	$15,871	$17,162	$17,568
8/31/2022	$14,966	$16,603	$16,921
9/30/2022	$13,395	$14,899	$15,301
10/31/2022	$14,703	$16,097	$16,225
11/30/2022	$15,888	$17,088	$17,483
12/31/2022	$15,350	$16,502	$16,795
1/31/2023	$16,709	$18,032	$17,999
2/28/2023	$16,233	$17,664	$17,483
3/31/2023	$16,041	$17,210	$18,022
4/30/2023	$16,009	$17,192	$18,281
5/31/2023	$15,661	$16,714	$18,085
6/30/2023	$16,709	$17,764	$19,135
7/31/2023	$17,194	$18,635	$19,836
8/31/2023	$16,787	$17,925	$19,282
9/30/2023	$15,784	$16,984	$18,484
10/31/2023	$14,851	$15,942	$17,929
11/30/2023	$16,073	$17,426	$19,583
12/31/2023	$17,529	$19,103	$20,524
1/31/2024	$17,176	$18,574	$20,644
2/29/2024	$17,350	$19,194	$21,530
3/31/2024	$17,771	$19,941	$22,206
4/30/2024	$16,755	$18,912	$21,474
5/31/2024	$17,570	$19,772	$22,346
6/30/2024	$17,062	$19,388	$22,843
7/31/2024	$18,014	$20,716	$23,212
8/31/2024	$17,913	$20,818	$23,801
9/30/2024	$18,083	$21,208	$24,354
10/31/2024	$17,130	$20,637	$23,808

Special Global Small Cap Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$132,304,046
# of portfolio holdings	91
Portfolio turnover rate	32%
Total advisory fees paid	$1,232,467
AATR	1 Year	5 Years	10 Years
Class A	15.35	3.59	6.16
Class A with Load	8.72	2.37	5.53
MSCI World Small Cap Index (Net) (Strategy)	29.45	7.81	7.51
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.6
Novanta, Inc.	3.3
Gibraltar Industries, Inc.	3.2
J&J Snack Foods Corp.	2.9
Spectris PLC	2.5
Alten SA	2.4
Hanover Insurance Group, Inc.	2.4
Spectrum Brands Holdings, Inc.	2.2
Viscofan SA	2.0
Brady Corp. Class A	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	57.3
Japan	9.9
United Kingdom	8.2
Canada	5.4
Germany	4.0
Italy	3.1
France	2.7
Spain	2.0
Australia	2.0
Sweden	1.8
Other	3.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.0
Information technology	20.1
Materials	11.7
Consumer staples	11.0
Health care	8.1
Financials	7.6
Consumer discretionary	4.9
Real estate	3.9
Energy	2.7
Communication services	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4305 10-24

Annual Shareholder Report

October 31, 2024

Special Global Small Cap Fund

Administrator Class

EKGYX

This annual shareholder report contains important information about Special Global Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$150	1.39%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data points, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in financials and North America while reducing the weight in consumer discretionary and Europe as reward/risk ratios dictated.

CSW Industrials, Inc., the largest contributor, manufactures relatively low-cost/high-value niche products across a variety of markets, including HVAC, plumbing, and general industrial. The combination of short- and long-cycle end-market exposures helps dampen volatility, leading to steady and predictable cash flow generation. CSW delivered growing revenues and margins with strong cash conversion and no leverage.

The largest detractor, Helen of Troy Ltd., is suffering from increased competition, leading to the need to step up investment. Management’s poor capital allocation decisions of buying back stock reduced its financial flexibility. Execution missteps on an acquisition integration and start-up of a new distribution center led to higher costs and reduced sales. We were disappointed with Helen and exited the position.

Total return based on a $10,000 investment

	Administrator Class	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,045	$10,044	$10,167
12/31/2014	$10,129	$10,100	$9,971
1/31/2015	$9,915	$9,917	$9,815
2/28/2015	$10,534	$10,529	$10,362
3/31/2015	$10,611	$10,549	$10,201
4/30/2015	$10,680	$10,647	$10,497
5/31/2015	$10,704	$10,801	$10,483
6/30/2015	$10,706	$10,702	$10,237
7/31/2015	$10,616	$10,655	$10,325
8/31/2015	$10,177	$10,091	$9,618
9/30/2015	$9,762	$9,660	$9,269
10/31/2015	$10,227	$10,215	$9,997
11/30/2015	$10,280	$10,329	$9,914
12/31/2015	$10,026	$10,069	$9,735
1/31/2016	$9,497	$9,286	$9,148
2/29/2016	$9,636	$9,350	$9,085
3/31/2016	$10,477	$10,136	$9,759
4/30/2016	$10,555	$10,375	$9,903
5/31/2016	$10,917	$10,499	$9,915
6/30/2016	$10,589	$10,300	$9,855
7/31/2016	$11,221	$10,867	$10,280
8/31/2016	$11,435	$10,883	$10,314
9/30/2016	$11,571	$11,046	$10,378
10/31/2016	$11,179	$10,639	$10,201
11/30/2016	$11,602	$11,084	$10,279
12/31/2016	$11,912	$11,348	$10,501
1/31/2017	$12,112	$11,609	$10,788
2/28/2017	$12,269	$11,856	$11,091
3/31/2017	$12,474	$11,944	$11,226
4/30/2017	$12,765	$12,184	$11,401
5/31/2017	$12,941	$12,261	$11,653
6/30/2017	$13,143	$12,452	$11,706
7/31/2017	$13,336	$12,734	$12,033
8/31/2017	$13,315	$12,727	$12,079
9/30/2017	$14,055	$13,229	$12,313
10/31/2017	$14,201	$13,421	$12,568
11/30/2017	$14,593	$13,714	$12,812
12/31/2017	$14,792	$13,920	$13,018
1/31/2018	$15,252	$14,413	$13,753
2/28/2018	$14,486	$13,836	$13,175
3/31/2018	$14,746	$13,843	$12,893
4/30/2018	$14,756	$13,970	$13,016
5/31/2018	$14,969	$14,343	$13,032
6/30/2018	$15,049	$14,295	$12,962
7/31/2018	$15,352	$14,469	$13,353
8/31/2018	$15,569	$14,787	$13,458
9/30/2018	$15,326	$14,575	$13,516
10/31/2018	$13,963	$13,131	$12,503
11/30/2018	$14,269	$13,215	$12,686
12/31/2018	$13,130	$11,991	$11,793
1/31/2019	$14,232	$13,226	$12,724
2/28/2019	$14,761	$13,723	$13,064
3/31/2019	$14,786	$13,636	$13,228
4/30/2019	$15,210	$14,062	$13,675
5/31/2019	$14,491	$13,141	$12,864
6/30/2019	$15,115	$13,905	$13,706
7/31/2019	$15,020	$13,985	$13,746
8/31/2019	$14,520	$13,508	$13,420
9/30/2019	$14,947	$13,786	$13,703
10/31/2019	$15,344	$14,167	$14,078
11/30/2019	$15,793	$14,626	$14,421
12/31/2019	$16,361	$15,132	$14,929
1/31/2020	$15,901	$14,712	$14,764
2/29/2020	$14,467	$13,359	$13,572
3/31/2020	$12,281	$10,583	$11,740
4/30/2020	$13,266	$12,005	$12,997
5/31/2020	$13,958	$12,854	$13,562
6/30/2020	$14,159	$13,185	$13,996
7/31/2020	$14,494	$13,701	$14,736
8/31/2020	$15,228	$14,482	$15,638
9/30/2020	$14,969	$14,168	$15,134
10/31/2020	$14,790	$14,166	$14,766
11/30/2020	$16,730	$16,344	$16,586
12/31/2020	$18,000	$17,547	$17,356
1/31/2021	$18,650	$17,910	$17,277
2/28/2021	$19,642	$18,804	$17,677
3/31/2021	$20,349	$19,201	$18,149
4/30/2021	$20,870	$19,947	$18,943
5/31/2021	$21,380	$20,115	$19,238
6/30/2021	$21,395	$20,157	$19,491
7/31/2021	$21,095	$20,020	$19,625
8/31/2021	$21,718	$20,507	$20,117
9/30/2021	$21,075	$19,869	$19,286
10/31/2021	$21,729	$20,586	$20,270
11/30/2021	$20,779	$19,587	$19,782
12/31/2021	$21,867	$20,312	$20,573
1/31/2022	$19,778	$18,777	$19,563
2/28/2022	$19,518	$18,817	$19,058
3/31/2022	$18,595	$18,992	$19,470
4/30/2022	$17,522	$17,509	$17,912
5/31/2022	$17,575	$17,473	$17,933
6/30/2022	$15,910	$15,729	$16,421
7/31/2022	$17,018	$17,162	$17,568
8/31/2022	$16,047	$16,603	$16,921
9/30/2022	$14,369	$14,899	$15,301
10/31/2022	$15,773	$16,097	$16,225
11/30/2022	$17,045	$17,088	$17,483
12/31/2022	$16,468	$16,502	$16,795
1/31/2023	$17,933	$18,032	$17,999
2/28/2023	$17,423	$17,664	$17,483
3/31/2023	$17,216	$17,210	$18,022
4/30/2023	$17,184	$17,192	$18,281
5/31/2023	$16,817	$16,714	$18,085
6/30/2023	$17,937	$17,764	$19,135
7/31/2023	$18,461	$18,635	$19,836
8/31/2023	$18,025	$17,925	$19,282
9/30/2023	$16,945	$16,984	$18,484
10/31/2023	$15,949	$15,942	$17,929
11/30/2023	$17,262	$17,426	$19,583
12/31/2023	$18,828	$19,103	$20,524
1/31/2024	$18,452	$18,574	$20,644
2/29/2024	$18,640	$19,194	$21,530
3/31/2024	$19,095	$19,941	$22,206
4/30/2024	$18,002	$18,912	$21,474
5/31/2024	$18,879	$19,772	$22,346
6/30/2024	$18,332	$19,388	$22,843
7/31/2024	$19,356	$20,716	$23,212
8/31/2024	$19,255	$20,818	$23,801
9/30/2024	$19,434	$21,208	$24,354
10/31/2024	$18,410	$20,637	$23,808

Special Global Small Cap Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$132,304,046
# of portfolio holdings	91
Portfolio turnover rate	32%
Total advisory fees paid	$1,232,467
AATR	1 Year	5 Years	10 Years
Administrator Class	15.43	3.71	6.29
MSCI World Small Cap Index (Net) (Strategy)	29.45	7.81	7.51
MSCI ACWI Index (Net) (Regulatory)	32.79	11.08	9.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.6
Novanta, Inc.	3.3
Gibraltar Industries, Inc.	3.2
J&J Snack Foods Corp.	2.9
Spectris PLC	2.5
Alten SA	2.4
Hanover Insurance Group, Inc.	2.4
Spectrum Brands Holdings, Inc.	2.2
Viscofan SA	2.0
Brady Corp. Class A	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	57.3
Japan	9.9
United Kingdom	8.2
Canada	5.4
Germany	4.0
Italy	3.1
France	2.7
Spain	2.0
Australia	2.0
Sweden	1.8
Other	3.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.0
Information technology	20.1
Materials	11.7
Consumer staples	11.0
Health care	8.1
Financials	7.6
Consumer discretionary	4.9
Real estate	3.9
Energy	2.7
Communication services	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4701 10-24

Annual Shareholder Report

October 31, 2024

Special International Small Cap Fund

Institutional Class

WICIX

This annual shareholder report contains important information about Special International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$115	1.05%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in materials and Japan while reducing the weight in information technology (IT) and North America as reward/risk ratios dictated.

Primo Water Corp., a large contributor to performance, is a manufacturer and distributor of water.

Following a multi-year transition to a pure-play water solutions provider, profit margins and organic growth have consistently improved. Primo also announced its intention to merge with BlueTriton, a competitor, to create a leading North American healthy hydration company.

The largest detractor was Alten S.A., a France-based provider of research and development outsourcing services across diverse geographies and end markets. Business trends were muted given a challenging backdrop for IT services. However, management announced an acquisition within the energy and utilities sectors of Worldgrid from Atos, a distressed seller. Given its strong cash profile, Alten expects to be able to finance the transaction without additional leverage.

Total return based on a $10,000 investment

	Institutional Class	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,400	$10,454	$10,602
7/31/2019	$10,230	$10,408	$10,474
8/31/2019	$9,970	$10,167	$10,150
9/30/2019	$10,080	$10,426	$10,412
10/31/2019	$10,570	$10,854	$10,775
11/30/2019	$10,840	$11,101	$10,870
12/31/2019	$11,251	$11,615	$11,341
1/31/2020	$10,883	$11,279	$11,036
2/29/2020	$9,922	$10,178	$10,164
3/31/2020	$8,543	$8,318	$8,692
4/30/2020	$9,268	$9,291	$9,351
5/31/2020	$9,932	$9,943	$9,657
6/30/2020	$10,137	$10,119	$10,093
7/31/2020	$10,443	$10,508	$10,543
8/31/2020	$11,077	$11,274	$10,994
9/30/2020	$11,097	$11,143	$10,724
10/31/2020	$10,607	$10,784	$10,494
11/30/2020	$11,772	$12,268	$11,905
12/31/2020	$12,406	$13,099	$12,549
1/31/2021	$12,632	$13,066	$12,576
2/28/2021	$13,034	$13,445	$12,825
3/31/2021	$13,517	$13,738	$12,987
4/30/2021	$14,124	$14,307	$13,369
5/31/2021	$14,484	$14,629	$13,787
6/30/2021	$14,669	$14,398	$13,698
7/31/2021	$14,844	$14,616	$13,472
8/31/2021	$15,245	$15,009	$13,728
9/30/2021	$14,278	$14,502	$13,289
10/31/2021	$14,320	$14,794	$13,606
11/30/2021	$13,445	$13,966	$12,993
12/31/2021	$14,016	$14,558	$13,530
1/31/2022	$13,129	$13,563	$13,032
2/28/2022	$12,524	$13,442	$12,774
3/31/2022	$11,867	$13,506	$12,794
4/30/2022	$11,242	$12,568	$11,991
5/31/2022	$11,503	$12,483	$12,077
6/30/2022	$10,199	$11,083	$11,038
7/31/2022	$11,002	$11,840	$11,416
8/31/2022	$10,251	$11,327	$11,049
9/30/2022	$9,323	$10,035	$9,945
10/31/2022	$9,938	$10,485	$10,242
11/30/2022	$11,044	$11,493	$11,451
12/31/2022	$11,020	$11,561	$11,365
1/31/2023	$11,780	$12,446	$12,287
2/28/2023	$11,716	$12,141	$11,856
3/31/2023	$11,917	$12,138	$12,145
4/30/2023	$12,096	$12,352	$12,356
5/31/2023	$11,569	$11,839	$11,907
6/30/2023	$11,790	$12,197	$12,441
7/31/2023	$12,086	$12,748	$12,947
8/31/2023	$11,790	$12,321	$12,362
9/30/2023	$11,115	$11,773	$11,972
10/31/2023	$10,524	$11,078	$11,478
11/30/2023	$11,548	$12,152	$12,511
12/31/2023	$12,322	$13,021	$13,140
1/31/2024	$12,097	$12,798	$13,009
2/29/2024	$12,065	$12,835	$13,339
3/31/2024	$12,344	$13,357	$13,756
4/30/2024	$11,968	$12,971	$13,509
5/31/2024	$12,580	$13,539	$13,901
6/30/2024	$12,269	$13,149	$13,888
7/31/2024	$12,881	$13,880	$14,209
8/31/2024	$13,224	$14,139	$14,614
9/30/2024	$13,385	$14,522	$15,007
10/31/2024	$12,537	$13,692	$14,271

Special International Small Cap Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$181,623,032
# of portfolio holdings	78
Portfolio turnover rate	40%
Total advisory fees paid	$1,542,498
AATR	1 Year	5 Years	Since Inception (05/31/2019)
Institutional Class	19.13	3.47	4.26
MSCI World ex USA Small Cap Index (Net) (Strategy)	23.60	4.75	5.97
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	6.78

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
MEITEC Group Holdings, Inc.	2.7
Spectris PLC	2.6
PrairieSky Royalty Ltd.	2.6
Tate & Lyle PLC	2.6
Primo Water Corp.	2.6
Alten SA	2.5
Buzzi SpA	2.5
DTS Corp.	2.3
Orix JREIT, Inc.	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.6
United Kingdom	15.9
Italy	8.8
Canada	8.4
Germany	6.8
Spain	4.1
Sweden	3.5
Switzerland	3.2
Norway	3.2
Australia	3.1
Other	11.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.1
Consumer staples	13.8
Information technology	12.9
Materials	12.1
Financials	8.3
Consumer discretionary	8.2
Real estate	5.9
Energy	3.8
Health care	3.8
Communication services	0.7
Other	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4725 10-24

Annual Shareholder Report

October 31, 2024

Special International Small Cap Fund

Class R6

WICRX

This annual shareholder report contains important information about Special International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$104	0.95%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in materials and Japan while reducing the weight in information technology (IT) and North America as reward/risk ratios dictated.

Primo Water Corp., a large contributor to performance, is a manufacturer and distributor of water.

Following a multi-year transition to a pure-play water solutions provider, profit margins and organic growth have consistently improved. Primo also announced its intention to merge with BlueTriton, a competitor, to create a leading North American healthy hydration company.

The largest detractor was Alten S.A., a France-based provider of research and development outsourcing services across diverse geographies and end markets. Business trends were muted given a challenging backdrop for IT services. However, management announced an acquisition within the energy and utilities sectors of Worldgrid from Atos, a distressed seller. Given its strong cash profile, Alten expects to be able to finance the transaction without additional leverage.

Total return based on a $10,000 investment

	Class R6	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,400	$10,454	$10,602
7/31/2019	$10,230	$10,408	$10,474
8/31/2019	$9,970	$10,167	$10,150
9/30/2019	$10,080	$10,426	$10,412
10/31/2019	$10,580	$10,854	$10,775
11/30/2019	$10,850	$11,101	$10,870
12/31/2019	$11,249	$11,615	$11,341
1/31/2020	$10,891	$11,279	$11,036
2/29/2020	$9,929	$10,178	$10,164
3/31/2020	$8,547	$8,318	$8,692
4/30/2020	$9,274	$9,291	$9,351
5/31/2020	$9,939	$9,943	$9,657
6/30/2020	$10,144	$10,119	$10,093
7/31/2020	$10,461	$10,508	$10,543
8/31/2020	$11,085	$11,274	$10,994
9/30/2020	$11,116	$11,143	$10,724
10/31/2020	$10,625	$10,784	$10,494
11/30/2020	$11,792	$12,268	$11,905
12/31/2020	$12,429	$13,099	$12,549
1/31/2021	$12,656	$13,066	$12,576
2/28/2021	$13,058	$13,445	$12,825
3/31/2021	$13,543	$13,738	$12,987
4/30/2021	$14,151	$14,307	$13,369
5/31/2021	$14,512	$14,629	$13,787
6/30/2021	$14,698	$14,398	$13,698
7/31/2021	$14,873	$14,616	$13,472
8/31/2021	$15,275	$15,009	$13,728
9/30/2021	$14,306	$14,502	$13,289
10/31/2021	$14,347	$14,794	$13,606
11/30/2021	$13,481	$13,966	$12,993
12/31/2021	$14,048	$14,558	$13,530
1/31/2022	$13,168	$13,563	$13,032
2/28/2022	$12,551	$13,442	$12,774
3/31/2022	$11,902	$13,506	$12,794
4/30/2022	$11,274	$12,568	$11,991
5/31/2022	$11,525	$12,483	$12,077
6/30/2022	$10,238	$11,083	$11,038
7/31/2022	$11,033	$11,840	$11,416
8/31/2022	$10,279	$11,327	$11,049
9/30/2022	$9,358	$10,035	$9,945
10/31/2022	$9,976	$10,485	$10,242
11/30/2022	$11,085	$11,493	$11,451
12/31/2022	$11,058	$11,561	$11,365
1/31/2023	$11,833	$12,446	$12,287
2/28/2023	$11,758	$12,141	$11,856
3/31/2023	$11,960	$12,138	$12,145
4/30/2023	$12,151	$12,352	$12,356
5/31/2023	$11,610	$11,839	$11,907
6/30/2023	$11,833	$12,197	$12,441
7/31/2023	$12,130	$12,748	$12,947
8/31/2023	$11,843	$12,321	$12,362
9/30/2023	$11,164	$11,773	$11,972
10/31/2023	$10,570	$11,078	$11,478
11/30/2023	$11,599	$12,152	$12,511
12/31/2023	$12,382	$13,021	$13,140
1/31/2024	$12,155	$12,798	$13,009
2/29/2024	$12,123	$12,835	$13,339
3/31/2024	$12,403	$13,357	$13,756
4/30/2024	$12,036	$12,971	$13,509
5/31/2024	$12,641	$13,539	$13,901
6/30/2024	$12,328	$13,149	$13,888
7/31/2024	$12,944	$13,880	$14,209
8/31/2024	$13,289	$14,139	$14,614
9/30/2024	$13,452	$14,522	$15,007
10/31/2024	$12,598	$13,692	$14,271

Special International Small Cap Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$181,623,032
# of portfolio holdings	78
Portfolio turnover rate	40%
Total advisory fees paid	$1,542,498
AATR	1 Year	5 Years	Since Inception (05/31/2019)
Class R6	19.19	3.55	4.35
MSCI World ex USA Small Cap Index (Net) (Strategy)	23.60	4.75	5.97
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	6.78

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
MEITEC Group Holdings, Inc.	2.7
Spectris PLC	2.6
PrairieSky Royalty Ltd.	2.6
Tate & Lyle PLC	2.6
Primo Water Corp.	2.6
Alten SA	2.5
Buzzi SpA	2.5
DTS Corp.	2.3
Orix JREIT, Inc.	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.6
United Kingdom	15.9
Italy	8.8
Canada	8.4
Germany	6.8
Spain	4.1
Sweden	3.5
Switzerland	3.2
Norway	3.2
Australia	3.1
Other	11.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.1
Consumer staples	13.8
Information technology	12.9
Materials	12.1
Financials	8.3
Consumer discretionary	8.2
Real estate	5.9
Energy	3.8
Health care	3.8
Communication services	0.7
Other	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4818 10-24

Annual Shareholder Report

October 31, 2024

Special International Small Cap Fund

Class C

ACPCX

This annual shareholder report contains important information about Special International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$165	1.51%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in materials and Japan while reducing the weight in information technology (IT) and North America as reward/risk ratios dictated.

Primo Water Corp., a large contributor to performance, is a manufacturer and distributor of water.

Following a multi-year transition to a pure-play water solutions provider, profit margins and organic growth have consistently improved. Primo also announced its intention to merge with BlueTriton, a competitor, to create a leading North American healthy hydration company.

The largest detractor was Alten S.A., a France-based provider of research and development outsourcing services across diverse geographies and end markets. Business trends were muted given a challenging backdrop for IT services. However, management announced an acquisition within the energy and utilities sectors of Worldgrid from Atos, a distressed seller. Given its strong cash profile, Alten expects to be able to finance the transaction without additional leverage.

Total return based on a $10,000 investment

	Class C with Load	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,391	$10,454	$10,602
7/31/2019	$10,211	$10,408	$10,474
8/31/2019	$9,943	$10,167	$10,150
9/30/2019	$10,043	$10,426	$10,412
10/31/2019	$10,522	$10,854	$10,775
11/30/2019	$10,781	$11,101	$10,870
12/31/2019	$11,180	$11,615	$11,341
1/31/2020	$10,804	$11,279	$11,036
2/29/2020	$9,841	$10,178	$10,164
3/31/2020	$8,465	$8,318	$8,692
4/30/2020	$9,176	$9,291	$9,351
5/31/2020	$9,826	$9,943	$9,657
6/30/2020	$10,019	$10,119	$10,093
7/31/2020	$10,312	$10,508	$10,543
8/31/2020	$10,928	$11,274	$10,994
9/30/2020	$10,939	$11,143	$10,724
10/31/2020	$10,445	$10,784	$10,494
11/30/2020	$11,582	$12,268	$11,905
12/31/2020	$12,195	$13,099	$12,549
1/31/2021	$12,407	$13,066	$12,576
2/28/2021	$12,790	$13,445	$12,825
3/31/2021	$13,252	$13,738	$12,987
4/30/2021	$13,835	$14,307	$13,369
5/31/2021	$14,175	$14,629	$13,787
6/30/2021	$14,343	$14,398	$13,698
7/31/2021	$14,501	$14,616	$13,472
8/31/2021	$14,879	$15,009	$13,728
9/30/2021	$13,923	$14,502	$13,289
10/31/2021	$13,950	$14,794	$13,606
11/30/2021	$13,086	$13,966	$12,993
12/31/2021	$13,629	$14,558	$13,530
1/31/2022	$12,755	$13,563	$13,032
2/28/2022	$12,157	$13,442	$12,774
3/31/2022	$11,509	$13,506	$12,794
4/30/2022	$10,892	$12,568	$11,991
5/31/2022	$11,135	$12,483	$12,077
6/30/2022	$9,883	$11,083	$11,038
7/31/2022	$10,630	$11,840	$11,416
8/31/2022	$9,903	$11,327	$11,049
9/30/2022	$9,005	$10,035	$9,945
10/31/2022	$9,590	$10,485	$10,242
11/30/2022	$10,650	$11,493	$11,451
12/31/2022	$10,621	$11,561	$11,365
1/31/2023	$11,354	$12,446	$12,287
2/28/2023	$11,283	$12,141	$11,856
3/31/2023	$11,476	$12,138	$12,145
4/30/2023	$11,639	$12,352	$12,356
5/31/2023	$11,120	$11,839	$11,907
6/30/2023	$11,333	$12,197	$12,441
7/31/2023	$11,608	$12,748	$12,947
8/31/2023	$11,323	$12,321	$12,362
9/30/2023	$10,662	$11,773	$11,972
10/31/2023	$10,092	$11,078	$11,478
11/30/2023	$11,069	$12,152	$12,511
12/31/2023	$11,807	$13,021	$13,140
1/31/2024	$11,581	$12,798	$13,009
2/29/2024	$11,540	$12,835	$13,339
3/31/2024	$11,807	$13,357	$13,756
4/30/2024	$11,447	$12,971	$13,509
5/31/2024	$12,034	$13,539	$13,901
6/30/2024	$11,725	$13,149	$13,888
7/31/2024	$12,311	$13,880	$14,209
8/31/2024	$12,630	$14,139	$14,614
9/30/2024	$12,774	$14,522	$15,007
10/31/2024	$11,962	$13,692	$14,271

Special International Small Cap Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$181,623,032
# of portfolio holdings	78
Portfolio turnover rate	40%
Total advisory fees paid	$1,542,498
AATR	1 Year	5 Years	Since Inception (05/31/2019)
Class CFootnote Reference*	18.52	2.60	3.36
Class C with LoadFootnote Reference*	17.52	2.60	3.36
MSCI World ex USA Small Cap Index (Net) (Strategy)	23.60	4.75	5.97
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	6.78

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class C shares prior to their inception on June 1, 2022 reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class C shares.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
MEITEC Group Holdings, Inc.	2.7
Spectris PLC	2.6
PrairieSky Royalty Ltd.	2.6
Tate & Lyle PLC	2.6
Primo Water Corp.	2.6
Alten SA	2.5
Buzzi SpA	2.5
DTS Corp.	2.3
Orix JREIT, Inc.	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.6
United Kingdom	15.9
Italy	8.8
Canada	8.4
Germany	6.8
Spain	4.1
Sweden	3.5
Switzerland	3.2
Norway	3.2
Australia	3.1
Other	11.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.1
Consumer staples	13.8
Information technology	12.9
Materials	12.1
Financials	8.3
Consumer discretionary	8.2
Real estate	5.9
Energy	3.8
Health care	3.8
Communication services	0.7
Other	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4583 10-24

Annual Shareholder Report

October 31, 2024

Special International Small Cap Fund

Class A

ASPAX

This annual shareholder report contains important information about Special International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$149	1.36%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile in response to ongoing inflation concerns, varying economic data, and diverging central bank policies.

Minor changes to sector and region positioning included an increase in materials and Japan while reducing the weight in information technology (IT) and North America as reward/risk ratios dictated.

Primo Water Corp., a large contributor to performance, is a manufacturer and distributor of water.

Following a multi-year transition to a pure-play water solutions provider, profit margins and organic growth have consistently improved. Primo also announced its intention to merge with BlueTriton, a competitor, to create a leading North American healthy hydration company.

The largest detractor was Alten S.A., a France-based provider of research and development outsourcing services across diverse geographies and end markets. Business trends were muted given a challenging backdrop for IT services. However, management announced an acquisition within the energy and utilities sectors of Worldgrid from Atos, a distressed seller. Given its strong cash profile, Alten expects to be able to finance the transaction without additional leverage.

Total return based on a $10,000 investment

	Class A with Load	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$9,425	$10,000	$10,000
6/30/2019	$9,799	$10,454	$10,602
7/31/2019	$9,636	$10,408	$10,474
8/31/2019	$9,389	$10,167	$10,150
9/30/2019	$9,490	$10,426	$10,412
10/31/2019	$9,948	$10,854	$10,775
11/30/2019	$10,200	$11,101	$10,870
12/31/2019	$10,583	$11,615	$11,341
1/31/2020	$10,234	$11,279	$11,036
2/29/2020	$9,328	$10,178	$10,164
3/31/2020	$8,029	$8,318	$8,692
4/30/2020	$8,709	$9,291	$9,351
5/31/2020	$9,330	$9,943	$9,657
6/30/2020	$9,520	$10,119	$10,093
7/31/2020	$9,805	$10,508	$10,543
8/31/2020	$10,397	$11,274	$10,994
9/30/2020	$10,413	$11,143	$10,724
10/31/2020	$9,950	$10,784	$10,494
11/30/2020	$11,040	$12,268	$11,905
12/31/2020	$11,632	$13,099	$12,549
1/31/2021	$11,841	$13,066	$12,576
2/28/2021	$12,214	$13,445	$12,825
3/31/2021	$12,663	$13,738	$12,987
4/30/2021	$13,228	$14,307	$13,369
5/31/2021	$13,562	$14,629	$13,787
6/30/2021	$13,731	$14,398	$13,698
7/31/2021	$13,891	$14,616	$13,472
8/31/2021	$14,263	$15,009	$13,728
9/30/2021	$13,354	$14,502	$13,289
10/31/2021	$13,389	$14,794	$13,606
11/30/2021	$12,568	$13,966	$12,993
12/31/2021	$13,097	$14,558	$13,530
1/31/2022	$12,266	$13,563	$13,032
2/28/2022	$11,697	$13,442	$12,774
3/31/2022	$11,081	$13,506	$12,794
4/30/2022	$10,494	$12,568	$11,991
5/31/2022	$10,734	$12,483	$12,077
6/30/2022	$9,527	$11,083	$11,038
7/31/2022	$10,267	$11,840	$11,416
8/31/2022	$9,566	$11,327	$11,049
9/30/2022	$8,700	$10,035	$9,945
10/31/2022	$9,274	$10,485	$10,242
11/30/2022	$10,296	$11,493	$11,451
12/31/2022	$10,268	$11,561	$11,365
1/31/2023	$10,986	$12,446	$12,287
2/28/2023	$10,907	$12,141	$11,856
3/31/2023	$11,104	$12,138	$12,145
4/30/2023	$11,261	$12,352	$12,356
5/31/2023	$10,769	$11,839	$11,907
6/30/2023	$10,966	$12,197	$12,441
7/31/2023	$11,242	$12,748	$12,947
8/31/2023	$10,966	$12,321	$12,362
9/30/2023	$10,337	$11,773	$11,972
10/31/2023	$9,786	$11,078	$11,478
11/30/2023	$10,730	$12,152	$12,511
12/31/2023	$11,447	$13,021	$13,140
1/31/2024	$11,237	$12,798	$13,009
2/29/2024	$11,197	$12,835	$13,339
3/31/2024	$11,457	$13,357	$13,756
4/30/2024	$11,117	$12,971	$13,509
5/31/2024	$11,676	$13,539	$13,901
6/30/2024	$11,377	$13,149	$13,888
7/31/2024	$11,946	$13,880	$14,209
8/31/2024	$12,255	$14,139	$14,614
9/30/2024	$12,405	$14,522	$15,007
10/31/2024	$11,616	$13,692	$14,271

Special International Small Cap Fund

Annual Shareholder Report | October 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$181,623,032
# of portfolio holdings	78
Portfolio turnover rate	40%
Total advisory fees paid	$1,542,498
AATR	1 Year	5 Years	Since Inception (05/31/2019)
Class AFootnote Reference*	18.71	3.15	3.93
Class A with LoadFootnote Reference*	11.88	1.93	2.80
MSCI World ex USA Small Cap Index (Net) (Strategy)	23.60	4.75	5.97
MSCI ACWI ex USA Index (Net) (Regulatory)	24.33	5.78	6.78

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class A shares prior to their inception on June 1, 2022 reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class A shares.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
MEITEC Group Holdings, Inc.	2.7
Spectris PLC	2.6
PrairieSky Royalty Ltd.	2.6
Tate & Lyle PLC	2.6
Primo Water Corp.	2.6
Alten SA	2.5
Buzzi SpA	2.5
DTS Corp.	2.3
Orix JREIT, Inc.	2.1

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.6
United Kingdom	15.9
Italy	8.8
Canada	8.4
Germany	6.8
Spain	4.1
Sweden	3.5
Switzerland	3.2
Norway	3.2
Australia	3.1
Other	11.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.1
Consumer staples	13.8
Information technology	12.9
Materials	12.1
Financials	8.3
Consumer discretionary	8.2
Real estate	5.9
Energy	3.8
Health care	3.8
Communication services	0.7
Other	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4338 10-24

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended October 31, 2024	Fiscal year ended October 31, 2023
Audit fees	$367,590	$368,530
Audit-related fees	—	—
Tax fees (1)	47,610	39,640
All other fees	—	—

	$415,200	$408,170

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EM
Long Form Financial Statements
Annual Report
October 31, 2024

Allspring Managed Account | 1

Portfolio of investments—October 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 92.49%
Brazil: 1.32%
Banco BTG Pactual SA (Financials, Capital markets)	14,700	$82,694
China: 19.41%
China Resources Land Ltd. (Real estate, Real estate management & development)	38,900	129,671
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	43,410	63,768
Chinasoft International Ltd. (Information technology, IT services)	90,000	65,825
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	24,000	66,284
Focus Media Information Technology Co. Ltd. Class A (Communication services, Media)	63,900	64,775
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	23,400	78,481
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	9,400	57,511
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	29,500	115,935
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	13,000	130,317
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	30,000	109,619
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	11,800	74,206
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	2,700	101,158
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	11,200	86,487
Wuliangye Yibin Co. Ltd. Class A (Consumer staples, Beverages)	3,400	70,201
		1,214,238
Greece: 1.96%
Jumbo SA (Consumer discretionary, Specialty retail)	1,798	47,988
National Bank of Greece SA (Financials, Banks)	9,548	74,806
		122,794
Hungary: 0.86%
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	1,870	54,016
India: 29.09%
360 ONE WAM Ltd. (Financials, Capital markets)	14,408	186,440
Ashok Leyland Ltd. (Industrials, Machinery)	49,772	122,945
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	1,117	130,459
Embassy Office Parks REIT (Real estate, Office REITs)	47,735	224,420
GAIL India Ltd. (Utilities, Gas utilities)	69,028	163,560
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	2,795	60,581
LIC Housing Finance Ltd. (Financials, Financial services)	21,674	162,173
Nexus Select Trust (Real estate, Retail REITs)	56,689	96,933
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	111,635	109,298
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	18,056	151,535
Power Finance Corp. Ltd. (Financials, Financial services)	20,243	108,750
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	48,245	183,523
Shriram Finance Ltd. (Financials, Consumer finance)	3,223	119,661
		1,820,278
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—October 31, 2024

	Shares	Value
Indonesia: 1.41%
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	112,200	$88,109
Malaysia: 3.09%
CIMB Group Holdings Bhd. (Financials, Banks)	63,400	114,965
Tenaga Nasional Bhd. (Utilities, Electric utilities)	24,500	78,379
		193,344
Mexico: 0.96%
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	8,600	60,021
Philippines: 1.09%
Bank of the Philippine Islands (Financials, Banks)	27,818	68,332
Poland: 1.24%
Bank Polska Kasa Opieki SA (Financials, Banks)	2,225	77,844
Saudi Arabia: 4.05%
Al Rajhi Bank (Financials, Banks)	4,938	115,379
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	5,514	75,920
Saudi Awwal Bank (Financials, Banks)	6,885	61,974
		253,273
Singapore: 1.13%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	9,100	70,701
South Africa: 1.20%
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	8,603	74,875
South Korea: 8.88%
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	1,891	54,578
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	381	37,481
Kia Corp. (Consumer discretionary, Automobiles)	1,819	120,288
Macquarie Korea Infrastructure Fund (Financials, Capital markets)	7,748	66,887
Samsung Electronics Co. Ltd. Korea Exchange (Information technology, Technology hardware, storage & peripherals)	6,504	276,166
		555,400
Taiwan: 11.86%
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	45,000	95,037
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	6,000	75,839
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	8,000	98,807
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	6,480	60,648
Elan Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	17,000	76,379
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	900	63,037
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	2,000	77,856
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—October 31, 2024

	Shares	Value
Taiwan(continued)
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	9,000	$81,732
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	42,000	64,195
Zhen Ding Technology Holding Ltd. (Information technology, Electronic equipment, instruments & components)	14,000	48,276
		741,806
Thailand: 2.93%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	106,200	87,333
Central Pattana PCL (Real estate, Real estate management & development)	51,700	95,755
		183,088
United Arab Emirates: 2.01%
Abu Dhabi National Oil Co. for Distribution PJSC (Consumer discretionary, Specialty retail)	58,067	56,987
Emaar Properties PJSC (Real estate, Real estate management & development)	29,052	68,689
		125,676
Total common stocks (Cost $5,365,138)		5,786,489

	Dividend rate
Preferred stocks: 3.33%
South Korea: 3.33%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	6,053	208,225
Total preferred stocks (Cost $272,206)			208,225

		Yield
Short-term investments: 2.93%
Investment companies: 2.93%
Allspring Government Money Market Fund Select Class♠∞		4.78%	183,300	183,300
Total short-term investments (Cost $183,300)				183,300
Total investments in securities (Cost $5,820,644)	98.75%			6,178,014
Other assets and liabilities, net	1.25			78,337
Total net assets	100.00%			$6,256,351

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—October 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$80,580	$3,290,165	$(3,187,445)	$0	$0	$183,300	183,300	$6,084
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Statement of assets and liabilities—October 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $5,637,344)	$5,994,714
Investments in affiliated securities, at value (cost $183,300)	183,300
Foreign currency, at value (cost $5,437)	5,409
Receivable from manager	93,938
Receivable for dividends	7,452
Prepaid expenses and other assets	2,970
Total assets	6,287,783
Liabilities
Contingent tax liability	24,026
Professional fees payable	5,124
Accrued expenses and other liabilities	2,282
Total liabilities	31,432
Total net assets	$6,256,351
Net assets consist of
Paid-in capital	$5,660,581
Total distributable earnings	595,770
Total net assets	$6,256,351
Computation of net asset value per share
Net assets	$6,256,351
Shares outstanding[1]	275,289
Net asset value per share	$22.73
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Statement of operations—year ended October 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $22,328)	$159,035
Income from affiliated securities	6,084
Interest	37
Total investment income	165,156
Expenses
Custody and accounting fees	44,223
Professional fees	75,236
Registration fees	33,538
Shareholder report expenses	8,092
Trustees’ fees and expenses	17,628
Other fees and expenses	16,707
Total expenses	195,424
Less: Fee waivers and/or expense reimbursements	(195,424)
Net expenses	0
Net investment income	165,156
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	255,824
Foreign currency and foreign currency translations	(10,068)
Forward foreign currency contracts	(54)
Net realized gains on investments	245,702
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $24,029)	474,194
Foreign currency and foreign currency translations	(168)
Net change in unrealized gains (losses) on investments	474,026
Net realized and unrealized gains (losses) on investments	719,728
Net increase in net assets resulting from operations	$884,884
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		year ended October 31, 2023[1]
Operations
Net investment income		$165,156		$136,525
Net realized gains on investments		245,702		30,034
Net change in unrealized gains (losses) on investments		474,026		(140,850)
Net increase in net assets resulting from operations		884,884		25,709
Distributions to shareholders from
Net investment income and net realized gains		(191,105)		(123,718)
Capital share transactions	Shares		Shares
Proceeds from shares sold	38,312	893,266	224,911	4,502,070
Reinvestment of distributions	7,413	166,658	5,215	110,558
Payment for shares redeemed	(562)	(11,971)	0	0
Net increase in net assets resulting from capital share transactions		1,047,953		4,612,628
Total increase in net assets		1,741,732		4,514,619
Net assets
Beginning of period		4,514,619		0
End of period		$6,256,351		$4,514,619
1 For the period from November 16, 2022 (commencement of operations) to October 31, 2023
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Year ended October 31
	2024	2023[1]
Net asset value, beginning of period	$19.62	$20.00
Net investment income	0.69 [2]	0.61 [2]
Net realized and unrealized gains (losses) on investments	3.22	(0.44)
Total from investment operations	3.91	0.17
Distributions to shareholders from
Net investment income	(0.59)	(0.55)
Net realized gains	(0.21)	0.00
Total distributions to shareholders	(0.80)	(0.55)
Net asset value, end of period	$22.73	$19.62
Total return[3]	20.04%	0.66%
Ratios to average net assets (annualized)
Gross expenses	3.58%	3.95%
Net expenses[4]	0.00%	0.00%
Net investment income	3.03%	3.05%
Supplemental data
Portfolio turnover rate	107%	92%
Net assets, end of period (000s omitted)	$6,256	$4,515

[1]	For the period from November 16, 2022 (commencement of operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series EM (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in foreign equity securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
10 | Allspring Managed Account

Notes to financial statements
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2023, the year the Fund commenced operations.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $5,887,507 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$463,961
Gross unrealized losses	(173,454)
Net unrealized gains	$290,507
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 11

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$82,694	$0	$0	$82,694
China	63,769	1,150,467	0	1,214,236
Greece	0	122,794	0	122,794
Hungary	54,016	0	0	54,016
India	381,934	1,438,343	0	1,820,277
Indonesia	88,109	0	0	88,109
Malaysia	0	193,344	0	193,344
Mexico	60,021	0	0	60,021
Philippines	0	68,332	0	68,332
Poland	0	77,844	0	77,844
Saudi Arabia	0	253,274	0	253,274
Singapore	70,702	0	0	70,702
South Africa	74,875	0	0	74,875
South Korea	0	555,401	0	555,401
Taiwan	0	741,806	0	741,806
Thailand	183,088	0	0	183,088
United Arab Emirates	0	125,676	0	125,676
Preferred stocks
South Korea	0	208,225	0	208,225
Short-term investments
Investment companies	183,300	0	0	183,300
Total assets	$1,242,508	$4,935,506	$0	$6,178,014
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2024 were $6,493,201 and $5,673,603, respectively.
12 | Allspring Managed Account

Notes to financial statements
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2024	2023
Ordinary income	$191,105	$123,718
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$74,261	$231,167	$290,342
8.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of October 31, 2024, Allspring Funds Management or one of its affiliates owned 87% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the financial sector and Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Managed Account | 13

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series EM (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from November 16, 2022 (commencement of operations) to October 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from November 16, 2022 to October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024,the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from November 16, 2022 to October 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 20, 2024
14 | Allspring Managed Account

Other information (unaudited)
Other information
Tax information
Pursuant to Section 854 of the Internal Revenue Code, $88,444 of income dividends paid during the fiscal year ended October 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2024, $5,506 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended October 31, 2024, $49,268 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2024. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$26,300	$0.0955	83.35%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Managed Account | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring Managed Account

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series EM (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Managed Account | 17

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
In light of this unique fee and distribution structure and special purpose of the Fund, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

18 | Allspring Managed Account

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Managed Account | 19

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For more information
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Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
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NCSR4904 10-24

Allspring Emerging Markets Equity Fund
Long Form Financial Statements
Annual Report
October 31, 2024

Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—October 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.98%
Brazil: 4.80%
Ambev SA ADR (Consumer staples, Beverages)	3,361,522	$7,328,118
Atacadao SA (Consumer staples, Consumer staples distribution & retail)†	9,127,000	11,825,361
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	22,605,515	41,528,234
Banco Bradesco SA ADR (Financials, Banks)	3,876,276	9,574,402
Cia Brasileira de Aluminio (Materials, Metals & mining)†	5,132,562	5,167,277
Diagnosticos da America SA Brazil Stock Exchange (Health care, Health care providers & services)†	1,675,673	768,139
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	35,101,316	21,373,252
Localiza Rent a Car SA (Industrials, Ground transportation)	1,638,893	11,912,727
Lojas Renner SA (Consumer discretionary, Specialty retail)	7,354,492	23,624,854
Magazine Luiza SA (Consumer discretionary, Broadline retail)†	2,259,980	3,698,284
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,796,906	7,954,267
Petroleo Brasileiro SA New York Stock Exchange ADR (Energy, Oil, gas & consumable fuels)	562,079	7,559,962
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,046,720	8,617,545
Suzano SA (Materials, Paper & forest products)	646,000	6,679,136
Vale SA Class B ADR (Materials, Metals & mining)	1,750,978	18,735,465
		186,347,023
Chile: 2.11%
Banco Santander Chile ADR (Financials, Banks)	1,190,492	23,262,214
Falabella SA (Consumer discretionary, Broadline retail)†	12,135,849	43,561,414
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)	389,691	14,960,237
		81,783,865
China: 20.45%
Agora, Inc. ADR (Information technology, Software)†	1,224,765	3,453,837
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	3,610,000	44,158,627
Alibaba Group Holding Ltd. New York Stock Exchange ADR (Consumer discretionary, Broadline retail)	830,837	81,405,409
China Literature Ltd. (Communication services, Media)144A†	5,226,168	18,869,457
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	12,373,400	3,581,141
FinVolution Group ADR (Financials, Consumer finance)	2,012,774	12,197,410
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	7,443,145
Hua Medicine (Health care, Pharmaceuticals)144A†	4,733,136	1,056,684
Kanzhun Ltd. ADR (Communication services, Interactive media & services)	419,798	6,108,061
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	18,450,000	19,314,478
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	936,000	11,770,282
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—October 31, 2024

	Shares	Value
China(continued)
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	10,265,207	$20,945,204
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	4,134,070	97,689,607
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	19,190,600	11,972,371
Tencent Holdings Ltd. (Communication services, Interactive media & services)	3,946,700	205,789,183
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	2,501,402	27,840,604
Trip.com Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	706,682	45,510,321
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	4,912,500	31,690,083
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)	2,958,967	42,727,484
Want Want China Holdings Ltd. (Consumer staples, Food products)	73,625,800	45,837,958
Weibo Corp. ADR (Communication services, Interactive media & services)	986,212	8,925,219
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services)144A†	1,864,500	3,960,947
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	11,227,100	38,507,786
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)♠†	609,822	1,957,529
Zhou Hei Ya International Holdings Co. Ltd. (Consumer staples, Food products)144A	6,112,726	1,219,789
		793,932,616
Colombia: 0.35%
Bancolombia SA ADR (Financials, Banks)	429,100	13,692,581
Hong Kong: 4.35%
AIA Group Ltd. (Financials, Insurance)	7,907,500	62,408,509
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	78,455,400	23,091,093
WH Group Ltd. (Consumer staples, Food products)144A	106,938,195	83,231,758
		168,731,360
India: 17.07%
ASK Automotive Ltd. (Consumer discretionary, Automobile components)	2,559,155	13,386,054
Axis Bank Ltd. (Financials, Banks)	3,301,923	45,359,012
Bajaj Finance Ltd. (Financials, Consumer finance)	153,281	12,520,092
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	4,674,052	89,463,566
Dalmia Bharat Ltd. (Materials, Construction materials)	624,658	13,600,539
Fortis Healthcare Ltd. (Health care, Health care providers & services)	3,359,970	24,944,623
HDFC Bank Ltd. (Financials, Banks)	4,244,376	87,241,914
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—October 31, 2024

	Shares	Value
India(continued)
HDFC Bank Ltd. New York Stock Exchange ADR (Financials, Banks)	378,752	$23,872,739
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	59,479	1,289,194
IDFC First Bank Ltd. (Financials, Banks)†	9,124,275	7,128,076
ITC Ltd. (Consumer staples, Tobacco)	13,777,139	79,933,426
Kotak Mahindra Bank Ltd. (Financials, Banks)	1,027,262	21,089,904
Nexus Select Trust (Real estate, Retail REITs)	17,437,066	29,815,830
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)♦†	450,000	7,128,662
Reliance Industries Ltd. London Stock Exchange GDR (Energy, Oil, gas & consumable fuels)144A	2,297,274	143,809,352
Reliance Industries Ltd. National Stock Exchange of India (Energy, Oil, gas & consumable fuels)	450,000	7,115,389
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	964,273	18,564,920
UltraTech Cement Ltd. (Materials, Construction materials)	279,000	36,637,127
		662,900,419
Indonesia: 4.08%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	118,651,000	38,519,721
Bank Central Asia Tbk. PT (Financials, Banks)	62,747,500	40,978,775
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	43,792,500	13,350,318
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	231,500,000	41,378,940
Telkom Indonesia Persero Tbk. PT New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	1,377,471	24,229,715
		158,457,469
Luxembourg: 1.91%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	1,062,252	9,347,315
InPost SA (Industrials, Air freight & logistics)†	2,604,615	50,811,073
Zabka Group SA (Consumer staples, Consumer staples distribution & retail)†	2,579,196	13,821,436
		73,979,824
Mexico: 4.51%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	2,636,268	41,494,858
Becle SAB de CV (Consumer staples, Beverages)	15,009,921	19,788,686
Cemex SAB de CV ADR (Materials, Construction materials)	3,508,277	18,313,206
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	24,143,950	27,812,691
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	452,299	43,823,250
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	1,483,566	10,354,082
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,872,900	13,454,995
		175,041,768
Philippines: 0.67%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	9,908,806
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—October 31, 2024

	Shares	Value
Philippines(continued)
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	$3,152,305
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	13,107,256
		26,168,367
Russia: 0.00%
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
Saudi Arabia: 0.40%
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,186,064	15,702,619
Singapore: 1.81%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	9,305,105	37,964,828
Sea Ltd. ADR (Communication services, Entertainment)†	343,740	32,328,747
		70,293,575
South Africa: 3.60%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	6,378,543	31,668,399
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,601,500	62,199,345
Standard Bank Group Ltd. (Financials, Banks)	2,147,090	29,560,110
Tiger Brands Ltd. (Consumer staples, Food products)	1,221,933	16,386,932
		139,814,786
South Korea: 12.50%
KT Corp. (Communication services, Diversified telecommunication services)	87,000	2,774,005
KT Corp. New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	4,284,713	67,398,536
KT&G Corp. (Consumer staples, Tobacco)	364,091	28,921,265
LG Chem Ltd. (Materials, Chemicals)	87,809	19,743,348
NAVER Corp. (Communication services, Interactive media & services)	284,000	34,739,384
Samsung Electronics Co. Ltd. Korea Exchange (Information technology, Technology hardware, storage & peripherals)	4,355,800	184,951,561
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	559,848	40,966,563
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	47,375	11,107,776
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	515,500	67,486,074
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—October 31, 2024

	Shares	Value
South Korea(continued)
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	466,000	$19,124,293
SK Telecom Co. Ltd. New York Stock Exchange ADR (Communication services, Wireless telecommunication services)	360,000	8,193,600
		485,406,405
Taiwan: 15.86%
104 Corp. (Industrials, Professional services)	1,655,000	11,328,499
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	1,420,000	17,538,243
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,670,881	65,044,332
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	2,680,000	24,607,302
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	6,580,224	206,352,413
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	1,331,052	253,618,648
Uni-President Enterprises Corp. (Consumer staples, Food products)	13,282,368	37,195,919
		615,685,356
Thailand: 2.57%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,413,539	9,064,842
PTT PCL (Energy, Oil, gas & consumable fuels)	23,259,000	23,107,403
SCB X PCL (Financials, Banks)	7,905,100	26,585,520
Thai Beverage PCL (Consumer staples, Beverages)	102,927,000	41,169,319
		99,927,084
United Arab Emirates: 0.07%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	4,352,703	2,636,116
United States: 1.87%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	25,916	52,795,557
Southern Copper Corp. (Materials, Metals & mining)	182,593	20,003,063
		72,798,620
Total common stocks (Cost $2,677,760,719)		3,843,299,853

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Equity Fund

Portfolio of investments—October 31, 2024

	Dividend rate	Shares	Value
Preferred stocks: 0.46%
Brazil: 0.46%
Gerdau SA (Materials, Metals & mining)	0.02	3,199,700	$10,128,961
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.09	1,272,900	7,907,045
Total preferred stocks (Cost $18,183,367)			18,036,006

	Expiration date
Warrants: 0.00%
Brazil: 0.00%
Diagnosticos da America SA (Health care, Health care providers & services)♦†	4-30-2025	71,960	13,070
Total warrants (Cost $0)			13,070

		Yield
Short-term investments: 1.39%
Investment companies: 1.39%
Allspring Government Money Market Fund Select Class♠∞		4.78%	53,915,664	53,915,664
Total short-term investments (Cost $53,915,664)				53,915,664
Total investments in securities (Cost $2,750,020,441)	100.83%			3,915,264,593
Other assets and liabilities, net	(0.83)			(32,301,092)
Total net assets	100.00%			$3,882,963,501

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $19,644,150), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 7

Portfolio of investments—October 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp. ADR†	$2,512,470	$0	$(31)	$0	$(554,910)	$1,957,529	609,822	$0
Short-term investments
Allspring Government Money Market Fund Select Class	103,234,358	591,390,315	(640,709,009)	0	0	53,915,664	53,915,664	5,115,314
				$0	$(554,910)	$55,873,193		$5,115,314

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Fund

Statement of assets and liabilities—October 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,671,085,895)	$3,859,391,400
Investments in affiliated securities, at value (cost $78,934,546)	55,873,193
Cash	5,730
Cash collateral for securities on loan	1,386,900
Foreign currency, at value (cost $2,168,849)	1,098,044
Receivable for investments sold	3,607,273
Receivable for dividends	2,833,170
Receivable for Fund shares sold	2,587,851
Prepaid expenses and other assets	160,377
Total assets	3,926,943,938
Liabilities
Contingent tax liability	35,342,484
Management fee payable	3,235,942
Payable for Fund shares redeemed	3,075,947
Payable upon receipt of securities loaned	1,389,295
Administration fees payable	411,220
Shareholder servicing fee payable	39,049
Distribution fee payable	2,022
Accrued expenses and other liabilities	484,478
Total liabilities	43,980,437
Total net assets	$3,882,963,501
Net assets consist of
Paid-in capital	$3,235,710,129
Total distributable earnings	647,253,372
Total net assets	$3,882,963,501
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 9

Statement of assets and liabilities—October 31, 2024
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$143,196,207
Shares outstanding–Class A1	5,438,781
Net asset value per share–Class A	$26.33
Maximum offering price per share – Class A2	$27.94
Net assets–Class C	$3,047,923
Shares outstanding–Class C1	140,153
Net asset value per share–Class C	$21.75
Net assets–Class R6	$463,454,787
Shares outstanding–Class R6[1]	16,888,551
Net asset value per share–Class R6	$27.44
Net assets–Administrator Class	$31,921,450
Shares outstanding–Administrator Class[1]	1,144,354
Net asset value per share–Administrator Class	$27.89
Net assets–Institutional Class	$3,241,343,134
Shares outstanding–Institutional Class[1]	118,156,581
Net asset value per share–Institutional Class	$27.43
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Fund

Statement of operations—year ended October 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $13,178,848)	$89,022,496
Income from affiliated securities	5,115,314
Interest (net of foreign withholding taxes of $125)	775,361
Total investment income	94,913,171
Expenses
Management fee	40,005,048
Administration fees
Class A	293,541
Class C	7,445
Class R6	130,585
Administrator Class	47,223
Institutional Class	4,295,202
Shareholder servicing fees
Class A	366,926
Class C	9,275
Administrator Class	90,238
Distribution fee
Class C	27,788
Custody and accounting fees	1,192,345
Professional fees	71,687
Registration fees	161,256
Shareholder report expenses	410,252
Trustees’ fees and expenses	31,853
Other fees and expenses	150,751
Total expenses	47,291,415
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,141,016)
Class A	(27,685)
Class C	(2)
Class R6	(45,913)
Administrator Class	(4,321)
Institutional Class	(341,836)
Net expenses	43,730,642
Net investment income	51,182,529
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 11

Statement of operations—year ended October 31, 2024
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	$(29,971,988)
Foreign currency and foreign currency translations	(768,997)
Forward foreign currency contracts	(391)
Net realized losses on investments	(30,741,376)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $19,363,517)	741,660,590
Affiliated securities	(554,910)
Foreign currency and foreign currency translations	77,226
Net change in unrealized gains (losses) on investments	741,182,906
Net realized and unrealized gains (losses) on investments	710,441,530
Net increase in net assets resulting from operations	$761,624,059
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		Year ended October 31, 2023
Operations
Net investment income		$51,182,529		$55,523,080
Net realized losses on investments		(30,741,376)		(283,722,050)
Net change in unrealized gains (losses) on investments		741,182,906		601,091,006
Net increase in net assets resulting from operations		761,624,059		372,892,036
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,408,280)		(1,206,336)
Class R6		(5,834,546)		(5,221,911)
Administrator Class		(383,267)		(408,773)
Institutional Class		(41,698,111)		(38,037,723)
Total distributions to shareholders		(49,324,204)		(44,874,743)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	331,203	8,212,099	526,956	12,429,497
Class C	5,179	107,262	10,989	211,779
Class R6	5,027,588	129,085,596	2,816,191	68,449,429
Administrator Class	276,602	7,270,905	169,953	4,205,464
Institutional Class	23,495,406	599,920,307	26,992,809	652,959,509
		744,596,169		738,255,678
Reinvestment of distributions
Class A	54,473	1,286,646	48,589	1,102,474
Class R6	199,691	4,900,420	185,248	4,366,293
Administrator Class	15,147	378,820	16,841	404,511
Institutional Class	1,686,203	41,396,277	1,598,910	37,718,277
		47,962,163		43,591,555
Payment for shares redeemed
Class A	(1,336,519)	(33,118,669)	(1,123,006)	(25,992,556)
Class C	(106,557)	(2,162,475)	(103,550)	(1,984,353)
Class R6	(4,561,879)	(119,164,519)	(4,292,148)	(105,617,539)
Administrator Class	(699,376)	(18,545,707)	(557,436)	(13,911,202)
Institutional Class	(39,187,004)	(1,025,688,092)	(37,538,966)	(911,083,142)
		(1,198,679,462)		(1,058,588,792)
Net decrease in net assets resulting from capital share transactions		(406,121,130)		(276,741,559)
Total increase in net assets		306,178,725		51,275,734
Net assets
Beginning of period		3,576,784,776		3,525,509,042
End of period		$3,882,963,501		$3,576,784,776
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.96	$20.18	$30.11	$27.39	$25.29
Net investment income (loss)	0.24 [1]	0.26 [1]	0.18 [1]	(0.07)[1]	0.00 [2]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	4.35	1.70	(10.04)	2.81	2.28
Total from investment operations	4.59	1.96	(9.86)	2.74	2.28
Distributions to shareholders from
Net investment income	(0.22)	(0.18)	(0.07)	(0.02)	(0.18)
Net asset value, end of period	$26.33	$21.96	$20.18	$30.11	$27.39
Total return[3]	21.04%	9.67%	(32.82)%	10.00%	9.03%[4]
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.57%	1.54%	1.48%	1.54%
Net expenses	1.42%	1.42%	1.43%	1.46%	1.52%
Net investment income (loss)	0.98%	1.12%	0.69%	(0.21)%	0.13%
Supplemental data
Portfolio turnover rate	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$143,196	$140,306	$139,997	$232,735	$210,393

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.10	$16.64	$24.95	$22.86	$21.09
Net investment income (loss)	0.04 [1]	0.07 [1]	(0.02)[1]	(0.27)[1]	(0.14)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.04
Net realized and unrealized gains (losses) on investments	3.61	1.39	(8.29)	2.36	1.87
Total from investment operations	3.65	1.46	(8.31)	2.09	1.77
Net asset value, end of period	$21.75	$18.10	$16.64	$24.95	$22.86
Total return[2]	20.17%	8.77%	(33.31)%	9.14%	8.39%[3]
Ratios to average net assets (annualized)
Gross expenses	2.26%	2.32%	2.28%	2.23%	2.29%
Net expenses	2.18%	2.19%	2.19%	2.22%	2.28%
Net investment income (loss)	0.20%	0.34%	(0.11)%	(0.98)%	(0.64)%
Supplemental data
Portfolio turnover rate	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$3,048	$4,373	$5,558	$12,260	$20,149

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.18% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.89	$21.06	$31.45	$28.59	$26.39
Net investment income	0.36 [1]	0.37 [1]	0.30 [1]	0.08 [1]	0.17
Net realized and unrealized gains (losses) on investments	4.53	1.76	(10.47)	2.92	2.33
Total from investment operations	4.89	2.13	(10.17)	3.00	2.50
Distributions to shareholders from
Net investment income	(0.34)	(0.30)	(0.22)	(0.14)	(0.30)
Net asset value, end of period	$27.44	$22.89	$21.06	$31.45	$28.59
Total return[2]	21.55%	10.09%	(32.53)%	10.47%	9.49%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.15%	1.11%	1.05%	1.11%
Net expenses	1.01%	1.01%	1.01%	1.04%	1.11%
Net investment income	1.39%	1.54%	1.13%	0.23%	0.55%
Supplemental data
Portfolio turnover rate	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$463,455	$371,408	$368,845	$536,456	$324,637

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.26	$21.39	$31.89	$29.01	$26.50
Net investment income (loss)	0.28 [1]	0.30 [1]	0.20 [1]	(0.05)[1]	0.05 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.31
Net realized and unrealized gains (losses) on investments	4.60	1.78	(10.60)	2.97	2.35
Total from investment operations	4.88	2.08	(10.40)	2.92	2.71
Distributions to shareholders from
Net investment income	(0.25)	(0.21)	(0.10)	(0.04)	(0.20)
Net asset value, end of period	$27.89	$23.26	$21.39	$31.89	$29.01
Total return[2]	21.11%	9.70%	(32.73)%[3]	10.09%	10.25%[4]
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.49%	1.45%	1.40%	1.46%
Net expenses	1.36%	1.35%	1.36%	1.38%	1.43%
Net investment income (loss)	1.06%	1.20%	0.75%	(0.13)%	0.20%
Supplemental data
Portfolio turnover rate	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$31,921	$36,101	$41,117	$78,118	$73,888

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended October 31, 2022, the Fund received payments from a service provider which had a 0.04% impact on the total return.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 1.16% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.89	$21.05	$31.42	$28.57	$26.38
Net investment income	0.34 [1]	0.35 [1]	0.27 [1]	0.04 [1]	0.14
Net realized and unrealized gains (losses) on investments	4.52	1.76	(10.45)	2.92	2.34
Total from investment operations	4.86	2.11	(10.18)	2.96	2.48
Distributions to shareholders from
Net investment income	(0.32)	(0.27)	(0.19)	(0.11)	(0.29)
Net asset value, end of period	$27.43	$22.89	$21.05	$31.42	$28.57
Total return[2]	21.38%	10.01%	(32.60)%	10.39%	9.42%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.25%	1.21%	1.15%	1.21%
Net expenses	1.11%	1.11%	1.11%	1.14%	1.18%
Net investment income	1.31%	1.43%	1.03%	0.12%	0.49%
Supplemental data
Portfolio turnover rate	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$3,241,343	$3,024,598	$2,969,992	$5,334,340	$3,984,940

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Emerging Markets Equity Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Emerging Markets Equity Fund | 19

Notes to financial statements
Securities lending
The Fund, along with other Allspring funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Income earned from investment (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $2,833,139,948 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,534,423,405
Gross unrealized losses	(452,298,760)
Net unrealized gains	$1,082,124,645
As of October 31, 2024, the Fund had capital loss carryforwards which consist of $84,803,762 in short-term capital losses and $390,998,363 in long-term capital losses.
20 | Allspring Emerging Markets Equity Fund

Notes to financial statements
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$186,347,023	$0	$0	$186,347,023
Chile	81,783,865	0	0	81,783,865
China	330,650,572	463,282,044	0	793,932,616
Colombia	13,692,581	0	0	13,692,581
Hong Kong	0	168,731,360	0	168,731,360
India	198,787,115	464,113,304	0	662,900,419
Indonesia	65,208,490	93,248,979	0	158,457,469
Luxembourg	13,821,436	60,158,388	0	73,979,824
Mexico	175,041,768	0	0	175,041,768
Philippines	3,152,305	23,016,062	0	26,168,367
Russia	0	0	0	0
Saudi Arabia	0	15,702,619	0	15,702,619
Singapore	70,293,575	0	0	70,293,575
South Africa	48,055,331	91,759,455	0	139,814,786
South Korea	75,592,136	409,814,269	0	485,406,405
Taiwan	253,618,648	362,066,708	0	615,685,356
Thailand	0	99,927,084	0	99,927,084
United Arab Emirates	0	2,636,116	0	2,636,116
United States	72,798,620	0	0	72,798,620
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	18,036,006	0	0	18,036,006
Warrants
Brazil	0	13,070	0	13,070
Short-term investments
Investment companies	53,915,664	0	0	53,915,664
Total assets	$1,660,795,135	$2,254,469,458	$0	$3,915,264,593
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Fund | 21

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the year ended October 31, 2024, the management fee was equivalent to an annual rate of 1.02% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.43%
Class C	2.18
Class R6	1.01
Administrator Class	1.36
Institutional Class	1.11
22 | Allspring Emerging Markets Equity Fund

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended October 31, 2024, Allspring Funds Distributor received $530 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2024 were $393,595,655 and $744,520,588, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2024	2023
Ordinary income	$49,324,204	$44,874,743
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$42,090,899	$1,080,961,515	$(475,802,125)
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any geographic region may be more affected by changes in that geographic region than would be a fund whose investments are not heavily weighted in any geographic region.
9.
MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities,
Allspring Emerging Markets Equity Fund | 23

Notes to financial statements
such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of October 31, 2024, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $19,644,150.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Emerging Markets Equity Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Emerging Markets Equity Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 20, 2024
Allspring Emerging Markets Equity Fund | 25

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 2% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended October 31, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $49,324,204 of income dividends paid during the fiscal year ended October 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2024, $2,809,045 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2024. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$13,149,951	$0.0928	100%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Emerging Markets Equity Fund | 27

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Emerging Markets Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review, except for the ten-year period under review, which was in range of the average investment performance of the Universe for that period. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net) (USD), for the five- and ten-year periods under review, but lower for the one- and three-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for each share class, except for the Administrator Class, which was higher than the median net operating expense ratio of the expense Group for that share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class, except for the Administrator Class, which was higher than the sum of the average rates for the Fund’s expense Group for that share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Emerging Markets Equity Fund | 29

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring Emerging Markets Equity Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0663 10-24

Allspring Emerging Markets Equity Income Fund
Long Form Financial Statements
Annual Report
October 31, 2024

Allspring Emerging Markets Equity Income Fund | 1

Portfolio of investments—October 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 94.18%
Brazil: 3.53%
Banco BTG Pactual SA (Financials, Capital markets)	438,472	$2,466,590
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	187,600	2,988,152
Embraer SA ADR (Industrials, Aerospace & defense)†	77,506	2,598,001
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	395,721	4,895,069
		12,947,812
China: 27.36%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	1,128,700	13,806,604
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	315,200	3,364,187
Baidu, Inc. Class A (Communication services, Interactive media & services)†	230,444	2,629,555
China Construction Bank Corp. Class H (Financials, Banks)	3,183,000	2,470,761
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	615,000	3,009,518
China Resources Land Ltd. (Real estate, Real estate management & development)	1,131,000	3,770,113
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	1,330,000	1,953,744
Chinasoft International Ltd. (Information technology, IT services)	2,732,000	1,998,161
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	797,500	2,202,568
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	433,000	3,050,610
Focus Media Information Technology Co. Ltd. Class A (Communication services, Media)	2,357,300	2,389,563
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	824,754	2,766,137
Great Wall Motor Co. Ltd. Class H (Consumer discretionary, Automobiles)	1,108,500	1,762,714
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	304,000	1,859,938
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	952,878	3,744,826
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	376,858	3,777,754
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	900,800	3,291,499
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	531,502	4,181,778
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	350,400	2,203,546
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	94,500	3,540,523
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	347,000	2,679,538
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	1,543,600	3,845,556
Tencent Holdings Ltd. (Communication services, Interactive media & services)	391,800	20,429,270
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)	1,078,000	1,572,687
TravelSky Technology Ltd. Class H (Consumer discretionary, Hotels, restaurants & leisure)	1,380,000	1,934,188
Wuliangye Yibin Co. Ltd. Class A (Consumer staples, Beverages)	99,300	2,050,281
		100,285,619
Greece: 0.97%
Jumbo SA (Consumer discretionary, Specialty retail)	53,655	1,432,032
National Bank of Greece SA (Financials, Banks)	270,981	2,123,061
		3,555,093
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—October 31, 2024

	Shares	Value
Hong Kong: 2.01%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	1,551,000	$2,963,679
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	3,340,000	4,404,244
		7,367,923
Hungary: 0.46%
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	58,060	1,677,113
India: 17.38%
360 ONE WAM Ltd. (Financials, Capital markets)	440,105	5,694,980
Ashok Leyland Ltd. (Industrials, Machinery)	1,406,421	3,474,101
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	34,039	3,975,555
Embassy Office Parks REIT (Real estate, Office REITs)	1,463,920	6,882,420
GAIL India Ltd. (Utilities, Gas utilities)	2,029,510	4,808,868
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	84,254	1,826,186
Infosys Ltd. (Information technology, IT services)	383,649	8,004,699
LIC Housing Finance Ltd. (Financials, Financial services)	671,191	5,022,099
Nexus Select Trust (Real estate, Retail REITs)	1,615,352	2,762,108
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	3,308,045	3,238,782
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	601,673	5,049,534
Power Finance Corp. Ltd. (Financials, Financial services)	649,001	3,486,590
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,536,697	5,845,563
Shriram Finance Ltd. (Financials, Consumer finance)	98,243	3,647,488
		63,718,973
Indonesia: 1.88%
Bank Mandiri Persero Tbk. PT (Financials, Banks)	9,879,900	4,194,203
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	3,438,700	2,700,349
		6,894,552
Luxembourg: 0.53%
Ternium SA ADR (Materials, Metals & mining)	57,288	1,954,094
Malaysia: 1.57%
CIMB Group Holdings Bhd. (Financials, Banks)	1,896,200	3,438,433
Tenaga Nasional Bhd. (Utilities, Electric utilities)	727,000	2,325,774
		5,764,207
Mexico: 1.36%
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	16,641	1,612,346
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	277,200	1,934,630
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	519,791	1,435,241
		4,982,217
Peru: 0.55%
Credicorp Ltd. (Financials, Banks)	10,941	2,014,566
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 3

Portfolio of investments—October 31, 2024

	Shares	Value
Philippines: 0.60%
Bank of the Philippine Islands (Financials, Banks)	899,847	$2,210,390
Poland: 0.63%
Bank Polska Kasa Opieki SA (Financials, Banks)	65,460	2,290,199
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 2.16%
Al Rajhi Bank (Financials, Banks)	167,120	3,904,861
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	163,263	2,247,895
Saudi Awwal Bank (Financials, Banks)	196,728	1,770,811
		7,923,567
Singapore: 1.46%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	281,900	2,190,190
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	1,345,800	3,175,053
		5,365,243
South Africa: 4.91%
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	254,763	4,122,608
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	256,027	2,228,292
Gold Fields Ltd. ADR (Materials, Metals & mining)	170,487	2,809,626
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	12,210	2,885,802
Sanlam Ltd. (Financials, Insurance)	413,211	2,056,211
Standard Bank Group Ltd. (Financials, Banks)	283,824	3,907,553
		18,010,092
South Korea: 6.52%
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	59,281	1,710,952
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	11,605	1,141,637
KB Financial Group, Inc. (Financials, Banks)	80,668	5,248,970
Kia Corp. (Consumer discretionary, Automobiles)	54,143	3,580,417
Macquarie Korea Infrastructure Fund (Financials, Capital markets)	226,244	1,953,114
Samsung Electronics Co. Ltd. Korea Exchange (Information technology, Technology hardware, storage & peripherals)	188,480	8,003,047
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	54,730	2,246,078
		23,884,215
Taiwan: 17.13%
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	472,000	2,225,856
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	1,372,000	2,897,587
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	181,000	2,287,813
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	255,000	3,149,473
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—October 31, 2024

	Shares	Value
Taiwan(continued)
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	196,000	$1,834,405
Elan Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	490,000	2,201,501
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	31,000	2,171,261
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	62,000	2,413,546
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	302,000	2,742,564
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	1,130,000	35,436,214
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	1,212,000	1,852,489
United Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	1,188,000	1,713,982
Zhen Ding Technology Holding Ltd. (Information technology, Electronic equipment, instruments & components)	541,000	1,865,531
		62,792,222
Thailand: 1.44%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	3,046,300	2,505,107
Central Pattana PCL (Real estate, Real estate management & development)	1,486,100	2,752,445
		5,257,552
United Arab Emirates: 1.06%
Abu Dhabi National Oil Co. for Distribution PJSC (Consumer discretionary, Specialty retail)	1,880,251	1,845,293
Emaar Properties PJSC (Real estate, Real estate management & development)	864,566	2,044,127
		3,889,420
United States: 0.67%
Southern Copper Corp. (Materials, Metals & mining)	22,426	2,456,768
Total common stocks (Cost $259,200,189)		345,241,837

	Dividend rate
Preferred stocks: 3.05%
Brazil: 1.30%
Banco Bradesco SA (Financials, Banks)	0.00	1,216,900	3,024,936
Itau Unibanco Holding SA (Financials, Banks)	0.00	286,800	1,737,400
			4,762,336
South Korea: 1.75%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	186,440	6,413,586
Total preferred stocks (Cost $11,484,046)			11,175,922
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 5

Portfolio of investments—October 31, 2024

		Yield	Shares	Value
Short-term investments: 2.98%
Investment companies: 2.98%
Allspring Government Money Market Fund Select Class♠∞		4.78%	10,924,522	$10,924,522
Total short-term investments (Cost $10,924,522)				10,924,522
Total investments in securities (Cost $281,608,757)	100.21%			367,342,281
Other assets and liabilities, net	(0.21)			(756,813)
Total net assets	100.00%			$366,585,468

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with a current value of $0 (original a cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,229,693	$199,682,207	$(196,987,378)	$0	$0	$10,924,522	10,924,522	$452,488
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Equity Income Fund

Statement of assets and liabilities—October 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $270,684,235)	$356,417,759
Investments in affiliated securities, at value (cost $10,924,522)	10,924,522
Cash	540
Foreign currency, at value (cost $1,331,319)	1,325,656
Receivable for dividends	618,333
Receivable for Fund shares sold	109,750
Prepaid expenses and other assets	67,510
Total assets	369,464,070
Liabilities
Contingent tax liability	2,308,121
Management fee payable	316,567
Payable for Fund shares redeemed	130,170
Administration fees payable	40,985
Shareholder servicing fee payable	16,397
Trustees’ fees and expenses payable	4,026
Distribution fee payable	1,297
Accrued expenses and other liabilities	61,039
Total liabilities	2,878,602
Total net assets	$366,585,468
Net assets consist of
Paid-in capital	$333,305,459
Total distributable earnings	33,280,009
Total net assets	$366,585,468
Computation of net asset value and offering price per share
Net assets–Class A	$71,072,787
Shares outstanding–Class A1	5,785,882
Net asset value per share–Class A	$12.28
Maximum offering price per share – Class A2	$13.03
Net assets–Class C	$1,929,569
Shares outstanding–Class C1	158,080
Net asset value per share–Class C	$12.21
Net assets–Class R6	$62,675,336
Shares outstanding–Class R6[1]	5,111,468
Net asset value per share–Class R6	$12.26
Net assets–Administrator Class	$1,542,047
Shares outstanding–Administrator Class[1]	124,548
Net asset value per share–Administrator Class	$12.38
Net assets–Institutional Class	$229,365,729
Shares outstanding–Institutional Class[1]	18,639,173
Net asset value per share–Institutional Class	$12.31
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 7

Statement of operations—year ended October 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,509,544)	$11,900,288
Income from affiliated securities	452,488
Interest (net of foreign withholding taxes of $14)	5,486
Total investment income	12,358,262
Expenses
Management fee	3,732,264
Administration fees
Class A	139,703
Class C	4,577
Class R6	18,485
Administrator Class	2,135
Institutional Class	286,068
Shareholder servicing fees
Class A	174,630
Class C	5,709
Administrator Class	3,436
Distribution fee
Class C	17,127
Custody and accounting fees	195,978
Professional fees	48,686
Registration fees	78,456
Shareholder report expenses	23,351
Trustees’ fees and expenses	23,908
Other fees and expenses	11,935
Total expenses	4,766,448
Less: Fee waivers and/or expense reimbursements
Fund-level	(69,530)
Class A	(39,559)
Class C	(754)
Administrator Class	(438)
Institutional Class	(105,498)
Net expenses	4,550,669
Net investment income	7,807,593
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Income Fund

Statement of operations—year ended October 31, 2024
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$11,525,928
Foreign currency and foreign currency translations	(308,793)
Forward foreign currency contracts	(11)
Net realized gains on investments	11,217,124
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $2,026,225)	66,361,250
Foreign currency and foreign currency translations	3,483
Net change in unrealized gains (losses) on investments	66,364,733
Net realized and unrealized gains (losses) on investments	77,581,857
Net increase in net assets resulting from operations	$85,389,450
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		Year ended October 31, 2023
Operations
Net investment income		$7,807,593		$8,488,152
Net realized gains (losses) on investments		11,217,124		(16,697,240)
Net change in unrealized gains (losses) on investments		66,364,733		37,655,729
Net increase in net assets resulting from operations		85,389,450		29,446,641
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,034,143)		(1,537,618)
Class C		(17,898)		(41,933)
Class R		N/A		(1,389)[1]
Class R6		(1,204,244)		(816,800)
Administrator Class		(25,052)		(39,226)
Institutional Class		(3,943,569)		(5,482,344)
Total distributions to shareholders		(6,224,906)		(7,919,310)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	482,975	5,658,590	355,960	3,665,775
Class C	9,032	108,288	18,026	184,185
Class R	N/A	N/A	2,528 [1]	25,872 [1]
Class R6	4,153,699	45,645,051	209,687	2,143,968
Administrator Class	391,390	4,576,447	262,573	2,752,535
Institutional Class	3,651,188	42,609,894	5,327,777	54,723,173
		98,598,270		63,495,508
Reinvestment of distributions
Class A	85,747	990,095	142,319	1,466,445
Class C	1,569	17,866	4,035	41,577
Class R	N/A	N/A	136 [1]	1,389 [1]
Class R6	92,520	1,077,743	64,003	657,488
Administrator Class	2,130	24,794	3,743	38,872
Institutional Class	321,798	3,724,800	504,072	5,197,163
		5,835,298		7,402,934
Payment for shares redeemed
Class A	(1,214,444)	(13,978,783)	(1,073,652)	(11,016,635)
Class C	(110,622)	(1,254,778)	(142,159)	(1,443,334)
Class R	N/A	N/A	(763)[1]	(7,955)[1]
Class R6	(2,001,402)	(23,858,819)	(542,643)	(5,625,702)
Administrator Class	(420,973)	(4,987,050)	(308,193)	(3,224,088)
Institutional Class	(5,547,129)	(63,012,897)	(6,672,426)	(68,199,395)
		(107,092,327)		(89,517,109)
1 For the period from November 1, 2022 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		Year ended October 31, 2023
	Shares		Shares
Share conversions
Class A	0	$0	14,724 [2]	$159,851 [2]
Class R	0	0	(14,702)[2]	(159,851)[2]
		0		0
Net decrease in net assets resulting from capital share transactions		(2,658,759)		(18,618,667)
Total increase in net assets		76,505,785		2,908,664
Net assets
Beginning of period		290,079,683		287,171,019
End of period		$366,585,468		$290,079,683
2 For the period from November 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.69	$9.03	$12.67	$10.33	$11.21
Net investment income	0.22 [1]	0.25 [1]	0.27 [1]	0.24	0.20
Net realized and unrealized gains (losses) on investments	2.54	0.64	(3.59)	2.34	(0.85)
Total from investment operations	2.76	0.89	(3.32)	2.58	(0.65)
Distributions to shareholders from
Net investment income	(0.17)	(0.23)	(0.32)	(0.24)	(0.23)
Net asset value, end of period	$12.28	$9.69	$9.03	$12.67	$10.33
Total return[2]	28.62%	9.72%	(26.67)%	24.93%	(5.83)%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.68%	1.70%	1.63%	1.65%
Net expenses	1.53%	1.51%	1.54%	1.54%	1.52%
Net investment income	1.90%	2.43%	2.34%	1.88%	2.10%
Supplemental data
Portfolio turnover rate	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$71,073	$62,296	$63,130	$94,152	$83,889

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.63	$8.98	$12.59	$10.26	$11.15
Net investment income	0.12 [1]	0.16 [1]	0.18 [1]	0.11	0.11
Net realized and unrealized gains (losses) on investments	2.55	0.64	(3.56)	2.36	(0.85)
Total from investment operations	2.67	0.80	(3.38)	2.47	(0.74)
Distributions to shareholders from
Net investment income	(0.09)	(0.15)	(0.23)	(0.14)	(0.15)
Net asset value, end of period	$12.21	$9.63	$8.98	$12.59	$10.26
Total return[2]	27.78%	8.79%	(27.27)%	24.00%	(6.69)%
Ratios to average net assets (annualized)
Gross expenses	2.35%	2.43%	2.43%	2.37%	2.40%
Net expenses	2.30%	2.30%	2.30%	2.30%	2.31%
Net investment income	1.08%	1.55%	1.55%	1.07%	1.03%
Supplemental data
Portfolio turnover rate	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$1,930	$2,486	$3,396	$7,203	$8,138

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.67	$9.02	$12.67	$10.33	$11.23
Net investment income	0.29 [1]	0.28 [1]	0.31 [1]	0.26	0.24
Net realized and unrealized gains (losses) on investments	2.52	0.64	(3.59)	2.37	(0.87)
Total from investment operations	2.81	0.92	(3.28)	2.63	(0.63)
Distributions to shareholders from
Net investment income	(0.22)	(0.27)	(0.37)	(0.29)	(0.27)
Net asset value, end of period	$12.26	$9.67	$9.02	$12.67	$10.33
Total return[2]	29.17%	10.10%	(26.49)%	25.44%	(5.60)%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.25%	1.26%	1.19%	1.22%
Net expenses	1.17%	1.17%	1.17%	1.15%	1.16%
Net investment income	2.45%	2.77%	2.72%	2.00%	2.27%
Supplemental data
Portfolio turnover rate	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$62,675	$27,722	$28,296	$43,761	$73,969

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.76	$9.10	$12.78	$10.41	$11.31
Net investment income	0.23 [1]	0.26 [1]	0.28 [1]	0.22 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	2.57	0.64	(3.63)	2.40	(0.87)
Total from investment operations	2.80	0.90	(3.35)	2.62	(0.67)
Distributions to shareholders from
Net investment income	(0.18)	(0.24)	(0.33)	(0.25)	(0.23)
Net asset value, end of period	$12.38	$9.76	$9.10	$12.78	$10.41
Total return[2]	28.82%	9.75%	(26.65)%	25.03%	(5.89)%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.57%	1.55%	1.52%	1.56%
Net expenses	1.45%	1.45%	1.43%	1.45%	1.45%
Net investment income	1.95%	2.48%	2.44%	1.75%	1.92%
Supplemental data
Portfolio turnover rate	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$1,542	$1,484	$1,765	$2,484	$3,842

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.70	$9.05	$12.70	$10.35	$11.24
Net investment income	0.26 [1]	0.28 [1]	0.30 [1]	0.28	0.19 [1]
Net realized and unrealized gains (losses) on investments	2.56	0.63	(3.60)	2.35	(0.82)
Total from investment operations	2.82	0.91	(3.30)	2.63	(0.63)
Distributions to shareholders from
Net investment income	(0.21)	(0.26)	(0.35)	(0.28)	(0.26)
Net asset value, end of period	$12.31	$9.70	$9.05	$12.70	$10.35
Total return[2]	29.17%	9.95%	(26.44)%	25.27%	(5.63)%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.35%	1.37%	1.30%	1.33%
Net expenses	1.22%	1.22%	1.22%	1.22%	1.22%
Net investment income	2.23%	2.72%	2.68%	2.21%	1.85%
Supplemental data
Portfolio turnover rate	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$229,366	$196,092	$190,468	$234,185	$202,705

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Markets Equity Income Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Income Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
Effective January 8, 2025, the Fund’s name will change to Allspring Emerging Markets Equity Advantage Fund.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
Allspring Emerging Markets Equity Income Fund | 17

Notes to financial statements
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $292,116,412 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$81,827,321
Gross unrealized losses	(6,601,452)
Net unrealized gains	$75,225,869
As of October 31, 2024, the Fund had capital loss carryforwards which consist of $39,145,475 in short-term capital losses and $4,987,798 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
18 | Allspring Emerging Markets Equity Income Fund

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$12,947,812	$0	$0	$12,947,812
China	1,953,744	98,331,875	0	100,285,619
Greece	0	3,555,093	0	3,555,093
Hong Kong	0	7,367,923	0	7,367,923
Hungary	1,677,113	0	0	1,677,113
India	11,470,714	52,248,259	0	63,718,973
Indonesia	2,700,349	4,194,203	0	6,894,552
Luxembourg	1,954,094	0	0	1,954,094
Malaysia	0	5,764,207	0	5,764,207
Mexico	4,982,217	0	0	4,982,217
Peru	2,014,566	0	0	2,014,566
Philippines	0	2,210,390	0	2,210,390
Poland	0	2,290,199	0	2,290,199
Russia	0	0	0	0
Saudi Arabia	0	7,923,567	0	7,923,567
Singapore	2,190,190	3,175,053	0	5,365,243
South Africa	7,094,129	10,915,963	0	18,010,092
South Korea	0	23,884,215	0	23,884,215
Taiwan	0	62,792,222	0	62,792,222
Thailand	5,257,552	0	0	5,257,552
United Arab Emirates	0	3,889,420	0	3,889,420
United States	2,456,768	0	0	2,456,768
Preferred stocks
Brazil	4,762,336	0	0	4,762,336
South Korea	0	6,413,586	0	6,413,586
Short-term investments
Investment companies	10,924,522	0	0	10,924,522
Total assets	$72,386,106	$294,956,175	$0	$367,342,281
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
Allspring Emerging Markets Equity Income Fund | 19

Notes to financial statements
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the year ended October 31, 2024, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.55%
Class C	2.30
Class R6	1.17
Administrator Class	1.45
Institutional Class	1.22
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
20 | Allspring Emerging Markets Equity Income Fund

Notes to financial statements
from redemptions of Class C shares. For the year ended October 31, 2024, Allspring Funds Distributor received $211 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2024 were $278,003,868 and $282,989,638, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2024	2023
Ordinary income	$6,224,906	$7,919,310
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$2,204,522	$75,208,760	$(44,133,273)
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Information technology and in Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.
MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of October 31, 2024, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $1,726,284.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
Allspring Emerging Markets Equity Income Fund | 21

Notes to financial statements
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Emerging Markets Equity Income Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Emerging Markets Equity Income Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 20, 2024
Allspring Emerging Markets Equity Income Fund | 23

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 1% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended October 31, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $6,206,276 of income dividends paid during the fiscal year ended October 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2024, $229,174 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2024. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$2,627,871	$0.0881	100%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24 | Allspring Emerging Markets Equity Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Emerging Markets Equity Income Fund | 25

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Emerging Markets Equity Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring Emerging Markets Equity Income Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for all periods under review, except for the five-year period under review, which was lower. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net) (USD), for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the shorter time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class, except for the Administrator Class shares, which was higher than the median net operating expense ratios of the expense Groups for that share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class, except for the Administrator Class shares, which was higher than the sum of the average rates for the Fund’s expense Group for that share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Emerging Markets Equity Income Fund | 27

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

28 | Allspring Emerging Markets Equity Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3356 10-24

Allspring Global Long/Short Equity Fund
Long Form Financial Statements
Annual Report
October 31, 2024

Allspring Global Long/Short Equity Fund | 1

Portfolio of investments—October 31, 2024
Portfolio of investments

	Shares	Value
Long positions: 115.12% Common stocks: 99.35%
Australia: 1.76%
Rio Tinto Ltd. (Materials, Metals & mining)	105,160	$8,256,902
Austria: 0.07%
Raiffeisen Bank International AG (Financials, Banks)	19,497	349,263
Bermuda: 0.18%
Hamilton Insurance Group Ltd. Class B (Financials, Insurance)†#	49,161	856,385
Canada: 4.68%
Barrick Gold Corp. (Materials, Metals & mining)	175,600	3,393,828
Canadian Imperial Bank of Commerce (Financials, Banks)	62,000	3,878,924
Celestica, Inc. (Information technology, Electronic equipment, instruments & components)†	14,500	992,250
Centerra Gold, Inc. (Materials, Metals & mining)	93,700	662,195
Kinross Gold Corp. (Materials, Metals & mining)	617,100	6,227,066
Open Text Corp. (Information technology, Software)	73,900	2,216,443
Power Corp. of Canada (Financials, Insurance)	145,000	4,583,223
		21,953,929
Denmark: 0.99%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	1,553	2,456,478
Rockwool AS Class B (Industrials, Building products)	5,076	2,196,639
		4,653,117
France: 3.82%
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	395,901	6,287,275
Engie SA (Utilities, Multi-utilities)	437,294	7,329,707
Rubis SCA (Utilities, Gas utilities)	129,611	3,175,740
Vivendi SE (Communication services, Media)	108,732	1,161,859
		17,954,581
Germany: 2.09%
Deutsche Bank AG (Financials, Capital markets)	415,199	7,054,135
Evonik Industries AG (Materials, Chemicals)	124,862	2,751,856
		9,805,991
Hong Kong: 2.77%
BOC Hong Kong Holdings Ltd. (Financials, Banks)	755,000	2,464,872
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	11,000	423,500
Swire Pacific Ltd. Class A (Industrials, Industrial conglomerates)	579,000	4,849,513
WH Group Ltd. (Consumer staples, Food products)144A	6,785,500	5,281,266
		13,019,151
The accompanying notes are an integral part of these financial statements.
2 | Allspring Global Long/Short Equity Fund

Portfolio of investments—October 31, 2024

	Shares	Value
Italy: 0.99%
Enel SpA (Utilities, Electric utilities)	345,178	$2,617,855
Eni SpA (Energy, Oil, gas & consumable fuels)	132,096	2,012,243
		4,630,098
Japan: 7.32%
Central Japan Railway Co. (Industrials, Ground transportation)	29,200	604,709
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	32,900	378,191
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	432,000	2,179,244
Idemitsu Kosan Co. Ltd. (Energy, Oil, gas & consumable fuels)	971,100	6,620,411
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	5,300	55,863
Modec, Inc. (Energy, Energy equipment & services)	42,900	934,121
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	291,600	6,449,996
Osaka Gas Co. Ltd. (Utilities, Gas utilities)	425,500	9,117,890
SCSK Corp. (Information technology, IT services)	36,800	686,677
Subaru Corp. (Consumer discretionary, Automobiles)	94,900	1,694,841
Sumitomo Corp. (Industrials, Trading companies & distributors)	206,200	4,350,079
Sumitomo Electric Industries Ltd. (Consumer discretionary, Automobile components)	73,400	1,129,079
Taiheiyo Cement Corp. (Materials, Construction materials)	6,500	141,604
		34,342,705
Netherlands: 1.33%
NXP Semiconductors NV (Information technology, Semiconductors & semiconductor equipment)#	26,603	6,238,403
Norway: 0.14%
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	1,948	203,354
Wallenius Wilhelmsen ASA (Industrials, Marine transportation)	47,211	469,389
		672,743
Spain: 1.69%
Aena SME SA (Industrials, Transportation infrastructure)144A	35,802	7,934,442
Sweden: 3.50%
Essity AB Class B (Consumer staples, Household products)	81,454	2,299,615
Securitas AB Class B (Industrials, Commercial services & supplies)	224,664	2,642,921
SKF AB Class B (Industrials, Machinery)	4,838	91,767
Telia Co. AB (Communication services, Diversified telecommunication services)	870,492	2,531,677
Volvo AB Class A (Industrials, Machinery)	53,172	1,395,178
Volvo AB Class B (Industrials, Machinery)	287,490	7,488,199
		16,449,357
Switzerland: 1.54%
Adecco Group AG (Industrials, Professional services)	164,119	5,133,923
Roche Holding AG SIX Swiss Exchange (Health care, Pharmaceuticals)	4,229	1,437,278
Schindler Holding AG (Industrials, Machinery)	2,195	638,807
		7,210,008
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 3

Portfolio of investments—October 31, 2024

	Shares	Value
United Kingdom: 2.02%
Barclays PLC (Financials, Banks)	723,844	$2,218,947
GSK PLC (Health care, Pharmaceuticals)	47,661	860,690
J Sainsbury PLC (Consumer staples, Consumer staples distribution & retail)	324,138	1,115,941
Royalty Pharma PLC Class A (Health care, Pharmaceuticals)#	22,403	604,881
Standard Chartered PLC (Financials, Banks)	218,450	2,533,230
Vodafone Group PLC (Communication services, Wireless telecommunication services)	2,306,638	2,144,979
		9,478,668
United States: 64.46%
ADMA Biologics, Inc. (Health care, Biotechnology)†#	27,597	450,107
Akamai Technologies, Inc. (Information technology, IT services)†#	43,939	4,441,354
Allstate Corp. (Financials, Insurance)#	51,344	9,576,683
Alphabet, Inc. Class A (Communication services, Interactive media & services)#	48,674	8,328,608
Alphabet, Inc. Class C (Communication services, Interactive media & services)#	45,732	7,897,459
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	13,860	2,583,504
AMC Networks, Inc. Class A (Communication services, Media)†#	98,671	799,235
American Tower Corp. (Real estate, Specialized REITs)#	42,842	9,148,481
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	41,452	9,364,421
Applied Materials, Inc. (Information technology, Semiconductors & semiconductor equipment)#	18,661	3,388,464
AT&T, Inc. (Communication services, Diversified telecommunication services)#	128,613	2,898,937
Bank of New York Mellon Corp. (Financials, Capital markets)#	135,769	10,231,552
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	478	2,235,247
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	984	167,054
Carlisle Cos., Inc. (Industrials, Building products)#	14,477	6,112,624
Cencora, Inc. (Health care, Health care providers & services)#	23,949	5,462,288
Centene Corp. (Health care, Health care providers & services)†#	10,445	650,306
Central Garden & Pet Co. (Consumer staples, Household products)†#	26,638	913,683
CH Robinson Worldwide, Inc. (Industrials, Air freight & logistics)#	29,398	3,029,170
Cirrus Logic, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	25,556	2,806,560
Citigroup, Inc. (Financials, Banks)#	91,341	5,861,352
Cognizant Technology Solutions Corp. Class A (Information technology, IT services)#	3,025	225,635
Comcast Corp. Class A (Communication services, Media)#	183,893	8,030,607
CommVault Systems, Inc. (Information technology, Software)†#	2,161	337,527
Corebridge Financial, Inc. (Financials, Financial services)#	235,921	7,495,210
DaVita, Inc. (Health care, Health care providers & services)†#	7,745	1,082,828
Deckers Outdoor Corp. (Consumer discretionary, Textiles, apparel & luxury goods)†#	3,504	563,759
Dominion Energy, Inc. (Utilities, Multi-utilities)#	59,038	3,514,532
The accompanying notes are an integral part of these financial statements.
4 | Allspring Global Long/Short Equity Fund

Portfolio of investments—October 31, 2024

	Shares	Value
United States(continued)
Domino’s Pizza, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	5,409	$2,237,866
Dorian LPG Ltd. (Energy, Oil, gas & consumable fuels)#	19,595	565,316
Eastman Chemical Co. (Materials, Chemicals)#	19,491	2,048,309
eBay, Inc. (Consumer discretionary, Broadline retail)#	65,859	3,787,551
EMCOR Group, Inc. (Industrials, Construction & engineering)#	15,970	7,123,738
Expeditors International of Washington, Inc. (Industrials, Air freight & logistics)#	40,853	4,861,507
Gap, Inc. (Consumer discretionary, Specialty retail)#	5,627	116,873
Gilead Sciences, Inc. (Health care, Biotechnology)#	18,177	1,614,481
GoDaddy, Inc. Class A (Information technology, IT services)†#	1,957	326,428
Huntington Ingalls Industries, Inc. (Industrials, Aerospace & defense)#	18,130	3,353,325
Incyte Corp. (Health care, Biotechnology)†#	37,269	2,762,378
International Business Machines Corp. (Information technology, IT services)#	4,248	878,146
Jackson Financial, Inc. Class A (Financials, Financial services)#	5,261	525,837
Kelly Services, Inc. Class A (Industrials, Professional services)#	39,216	783,928
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)#	2,708	1,804,151
Kraft Heinz Co. (Consumer staples, Food products)#	253,358	8,477,359
Kronos Worldwide, Inc. (Materials, Chemicals)#	74,725	862,326
Leidos Holdings, Inc. (Industrials, Professional services)#	16,083	2,945,762
Lennar Corp. Class A (Consumer discretionary, Household durables)#	11,803	2,010,051
Lincoln National Corp. (Financials, Insurance)#	133,353	4,634,017
Masco Corp. (Industrials, Building products)#	24,569	1,963,309
Merck & Co., Inc. (Health care, Pharmaceuticals)#	99,388	10,169,380
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	15,888	9,017,711
Microsoft Corp. (Information technology, Software)#	16,808	6,829,931
Miller Industries, Inc. (Industrials, Machinery)#	5,486	360,101
MKS Instruments, Inc. (Information technology, Semiconductors & semiconductor equipment)#	8,580	852,251
Molson Coors Beverage Co. Class B (Consumer staples, Beverages)#	72,828	3,966,941
Neurocrine Biosciences, Inc. (Health care, Biotechnology)†#	30,662	3,687,719
Northern Trust Corp. (Financials, Capital markets)#	53,543	5,382,142
NRG Energy, Inc. (Utilities, Electric utilities)#	53,179	4,807,382
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)#	89,454	11,875,913
Outfront Media, Inc. (Real estate, Specialized REITs)#	133,004	2,362,151
Owens Corning (Industrials, Building products)#	18,057	3,192,297
PACCAR, Inc. (Industrials, Machinery)#	94,915	9,897,736
Pegasystems, Inc. (Information technology, Software)#	33,775	2,683,086
Photronics, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	88,584	2,019,715
PulteGroup, Inc. (Consumer discretionary, Household durables)#	16,824	2,179,213
QUALCOMM, Inc. (Information technology, Semiconductors & semiconductor equipment)#	38,622	6,286,503
SBA Communications Corp. Class A (Real estate, Specialized REITs)#	20,846	4,783,532
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 5

Portfolio of investments—October 31, 2024

	Shares	Value
United States(continued)
Shutterstock, Inc. (Communication services, Interactive media & services)#	69,207	$2,220,853
SIGA Technologies, Inc. (Health care, Pharmaceuticals)#	20,081	144,985
Skyworks Solutions, Inc. (Information technology, Semiconductors & semiconductor equipment)#	11,655	1,020,745
Tyson Foods, Inc. Class A (Consumer staples, Food products)#	51,745	3,031,739
Ultra Clean Holdings, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	34,147	1,142,217
Universal Health Services, Inc. Class B (Health care, Health care providers & services)#	26,451	5,404,204
Verizon Communications, Inc. (Communication services, Diversified telecommunication services)#	238,315	10,040,211
Viatris, Inc. (Health care, Pharmaceuticals)#	739,259	8,575,404
Xerox Holdings Corp. (Information technology, Technology hardware, storage & peripherals)#	97,251	794,541
Ziff Davis, Inc. (Communication services, Interactive media & services)†#	47,277	2,187,507
Zoom Video Communications, Inc. Class A (Information technology, Software)†#	85,937	6,422,931
		302,618,886
Total common stocks (Cost $427,888,419)		466,424,629

	Dividend rate
Preferred stocks: 0.51%
Germany: 0.51%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	6.55	9,351	688,113
Henkel AG & Co. KGaA (Consumer staples, Household products)	2.01	19,937	1,726,403
Total preferred stocks (Cost $2,414,780)			2,414,516

	Expiration date
Warrants: 0.00%
Canada: 0.00%
Constellation Software, Inc. (Information technology, Software)♦†	3-31-2040	800	0
Total warrants (Cost $0)			0

		Yield
Short-term investments: 15.26%
Investment companies: 15.26%
Allspring Government Money Market Fund Select Class♠∞		4.78%	71,628,579	71,628,579
Total short-term investments (Cost $71,628,579)				71,628,579
Total investments in securities (Cost $501,931,778)	115.12%			540,467,724
The accompanying notes are an integral part of these financial statements.
6 | Allspring Global Long/Short Equity Fund

Portfolio of investments—October 31, 2024

	Shares	Value
Securities sold short: (29.55)%
Common stocks: (29.12)%
Australia: (1.83)%
De Grey Mining Ltd. (Materials, Metals & mining)†	(3,452,533)	$(3,436,908)
Liontown Resources Ltd. (Materials, Metals & mining)†	(491,745)	(262,709)
Lynas Rare Earths Ltd. (Materials, Metals & mining)†	(697,891)	(3,468,350)
Washington H Soul Pattinson & Co. Ltd. (Financials, Financial services)	(65,858)	(1,443,165)
(8,611,132)
Canada: (2.05)%
Ballard Power Systems, Inc. (Industrials, Electrical equipment)†	(98,399)	(156,183)
CAE, Inc. (Industrials, Aerospace & defense)†	(54,500)	(958,990)
Cameco Corp. (Energy, Oil, gas & consumable fuels)	(22,800)	(1,191,459)
Energy Fuels, Inc. (Energy, Oil, gas & consumable fuels)†	(319,800)	(1,931,639)
First Quantum Minerals Ltd. (Materials, Metals & mining)†	(251,400)	(3,248,239)
Ivanhoe Mines Ltd. Class A (Materials, Metals & mining)†	(107,800)	(1,425,359)
Lithium Americas Corp. (Materials, Metals & mining)†	(180,000)	(731,713)
(9,643,582)
Denmark: (0.25)%
Zealand Pharma AS (Health care, Biotechnology)†	(10,053)	(1,160,543)
Finland: (0.94)%
Neste OYJ (Energy, Oil, gas & consumable fuels)	(275,714)	(4,426,866)
France: (1.54)%
Edenred SE (Financials, Financial services)	(47,011)	(1,520,460)
Sartorius Stedim Biotech (Health care, Life sciences tools & services)	(28,469)	(5,710,961)
(7,231,421)
Germany: (0.71)%
Delivery Hero SE Class A (Consumer discretionary, Hotels, restaurants & leisure)144A†	(56,383)	(2,393,576)
Thyssenkrupp Nucera AG & Co. KGaA (Industrials, Construction & engineering)144A†	(90,595)	(937,589)
(3,331,165)
Japan: (1.43)%
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	(187,600)	(2,196,483)
Eisai Co. Ltd. (Health care, Pharmaceuticals)	(33,400)	(1,131,596)
M3, Inc. (Health care, Health care technology)	(298,000)	(3,062,705)
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	(14,200)	(308,581)
(6,699,365)
Netherlands: (0.38)%
OCI NV (Materials, Chemicals)	(147,320)	(1,793,634)
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 7

Portfolio of investments—October 31, 2024

	Shares	Value
Spain: (1.20)%
Cellnex Telecom SA (Communication services, Diversified telecommunication services)144A	(153,262)	$(5,628,663)
Sweden: (1.58)%
EQT AB (Financials, Capital markets)	(118,519)	(3,438,592)
Nibe Industrier AB Class B (Industrials, Building products)	(819,312)	(3,972,469)
(7,411,061)
United Kingdom: (1.20)%
Ashtead Group PLC (Industrials, Trading companies & distributors)	(67,885)	(5,078,320)
Oxford Nanopore Technologies PLC (Health care, Life sciences tools & services)†	(306,772)	(532,038)
(5,610,358)
United States: (16.01)%
Albemarle Corp. (Materials, Chemicals)	(33,208)	(3,145,794)
Applied Digital Corp. (Information technology, IT services)†	(86,400)	(584,064)
Archer Aviation, Inc. Class A (Industrials, Aerospace & defense)†	(478,847)	(1,508,368)
Arthur J Gallagher & Co. (Financials, Insurance)	(5,920)	(1,664,704)
AST SpaceMobile, Inc. Class A (Communication services, Diversified telecommunication services)†	(16,019)	(381,412)
Blackstone Mortgage Trust, Inc. Class A (Financials, Mortgage real estate investment trusts (REITs))	(45,401)	(826,752)
Boeing Co. (Industrials, Aerospace & defense)†	(34,330)	(5,125,812)
Celsius Holdings, Inc. (Consumer staples, Beverages)†	(66,594)	(2,003,148)
ChargePoint Holdings, Inc. (Industrials, Electrical equipment)†	(73,517)	(88,220)
CoStar Group, Inc. (Real estate, Real estate management & development)†	(34,575)	(2,516,714)
Dayforce, Inc. (Industrials, Professional services)†	(54,283)	(3,851,379)
DraftKings, Inc. Class A (Consumer discretionary, Hotels, restaurants & leisure)†	(70,981)	(2,507,049)
Enovix Corp. (Industrials, Electrical equipment)†	(136,601)	(1,230,092)
Enphase Energy, Inc. (Information technology, Semiconductors & semiconductor equipment)†	(34,299)	(2,848,189)
Evolv Technologies Holdings, Inc. (Information technology, Electronic equipment, instruments & components)†	(211,346)	(454,394)
Exact Sciences Corp. (Health care, Biotechnology)†	(60,463)	(4,167,715)
EyePoint Pharmaceuticals, Inc. (Health care, Pharmaceuticals)†	(214,219)	(2,519,216)
Globalstar, Inc. (Communication services, Diversified telecommunication services)†	(908,641)	(954,073)
Immunovant, Inc. (Health care, Biotechnology)†	(6,413)	(187,644)
IonQ, Inc. (Information technology, Technology hardware, storage & peripherals)†	(214,143)	(3,218,569)
Joby Aviation, Inc. (Industrials, Passenger airlines)†	(244,431)	(1,173,269)
Lightwave Logic, Inc. (Information technology, Electronic equipment, instruments & components)†	(417,238)	(1,314,300)
Liquidia Corp. (Health care, Pharmaceuticals)†	(54,364)	(589,849)
Lucid Group, Inc. Class A (Consumer discretionary, Automobiles)†	(67,789)	(149,814)
Luminar Technologies, Inc. Class A (Consumer discretionary, Automobile components)†	(483,741)	(375,093)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Global Long/Short Equity Fund

Portfolio of investments—October 31, 2024

	Shares	Value
United States(continued)
Moderna, Inc. (Health care, Biotechnology)†	(77,390)	$(4,206,920)
MongoDB, Inc. Class A (Information technology, IT services)†	(16,238)	(4,390,755)
MP Materials Corp. (Materials, Metals & mining)†	(142,558)	(2,564,618)
NextDecade Corp. (Energy, Oil, gas & consumable fuels)†	(214,919)	(1,255,127)
Pliant Therapeutics, Inc. (Health care, Pharmaceuticals)†	(64,325)	(905,053)
Plug Power, Inc. (Industrials, Electrical equipment)†	(602,180)	(1,180,273)
PureCycle Technologies, Inc. (Materials, Chemicals)†	(126,603)	(1,648,371)
QuantumScape Corp. Class A (Consumer discretionary, Automobile components)†	(88,437)	(455,451)
Rivian Automotive, Inc. Class A (Consumer discretionary, Automobiles)†	(100,343)	(1,013,464)
Rumble, Inc. (Communication services, Interactive media & services)†	(55,100)	(321,784)
Samsara, Inc. Class A (Information technology, Software)†	(14,770)	(705,858)
Schrodinger, Inc. (Health care, Health care technology)†	(66,847)	(1,176,173)
Snowflake, Inc. Class A (Information technology, IT services)†	(24,504)	(2,813,549)
Tesla, Inc. (Consumer discretionary, Automobiles)†	(1,100)	(274,835)
Toast, Inc. Class A (Financials, Financial services)†	(150,651)	(4,524,050)
TransUnion (Industrials, Professional services)	(4,329)	(438,528)
Upstart Holdings, Inc. (Financials, Consumer finance)†	(29,722)	(1,446,867)
Zillow Group, Inc. Class C (Real estate, Real estate management & development)†	(40,534)	(2,435,688)
(75,142,997)
Total common stocks (Cost $(143,702,742))		(136,690,787)

		Dividend rate
Preferred stocks: (0.43)%
Germany: (0.43)%
Dr. Ing. h.c. F. Porsche AG (Consumer discretionary, Automobiles)144A		2.51	(15,354)	(1,080,313)
Sartorius AG (Health care, Life sciences tools & services)		0.80	(3,685)	(954,621)
				(2,034,934)
Total preferred stocks (Cost $(2,099,784))				(2,034,934)
Total securities sold short (Proceeds $(145,802,526))	(29.55)%			(138,725,721)
Other assets and liabilities, net	14.43			67,722,078
Total net assets	100.00%			$469,464,081

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for securities sold short.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 9

Portfolio of investments—October 31, 2024

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$29,550,411	$223,353,607	$(181,275,439)	$0	$0	$71,628,579	71,628,579	$2,845,964
The accompanying notes are an integral part of these financial statements.
10 | Allspring Global Long/Short Equity Fund

Statement of assets and liabilities—October 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $430,303,199)	$468,839,145
Investments in affiliated securities, at value (cost $71,628,579)	71,628,579
Cash deposited with brokers for securities sold short	143,912,430
Foreign currency, at value (cost $24,801)	24,752
Receivable for dividends	2,636,656
Receivable for Fund shares sold	106,664
Prepaid expenses and other assets	372,727
Total assets	687,520,953
Liabilities
Securities sold short, at value (proceeds $145,802,526)	138,725,721
Payable for borrowing on margin loan	75,144,854
Payable for dividends on securities sold short	2,514,085
Payable for Fund shares redeemed	820,523
Management fee payable	475,376
Payable for interest expense on margin loan	300,797
Administration fees payable	16,874
Shareholder servicing fee payable	13,319
Trustees’ fees and expenses payable	4,038
Distribution fee payable	194
Accrued expenses and other liabilities	41,091
Total liabilities	218,056,872
Total net assets	$469,464,081
Net assets consist of
Paid-in capital	$412,558,853
Total distributable earnings	56,905,228
Total net assets	$469,464,081
Computation of net asset value and offering price per share
Net assets–Class A	$3,690,274
Shares outstanding–Class A1	293,804
Net asset value per share–Class A	$12.56
Maximum offering price per share – Class A2	$13.33
Net assets–Class C	$28,172
Shares outstanding–Class C1	2,261
Net asset value per share–Class C	$12.46
Net assets–Class R6	$418,024,077
Shares outstanding–Class R6[1]	32,715,596
Net asset value per share–Class R6	$12.78
Net assets–Institutional Class	$47,721,558
Shares outstanding–Institutional Class[1]	3,748,773
Net asset value per share–Institutional Class	$12.73
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 11

Statement of operations—year ended October 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $666,216)	$13,684,065
Interest and rebate income	3,963,274
Income from affiliated securities	2,845,964
Total investment income	20,493,303
Expenses
Management fee	6,088,313
Administration fees
Class A	7,646
Class C	54
Class R6	128,533
Institutional Class	71,203
Shareholder servicing fees
Class A	9,557
Class C	68
Distribution fee
Class C	5
Custody and accounting fees	198,980
Professional fees	156,989
Registration fees	63,508
Shareholder report expenses	51,550
Trustees’ fees and expenses	29,336
Interest expense	2,640,417
Dividends on securities sold short	3,953,876
Other fees and expenses	28,665
Total expenses	13,428,700
Less: Fee waivers and/or expense reimbursements
Fund-level	(431,591)
Net expenses	12,997,109
Net investment income	7,496,194
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	46,655,937
Securities sold short	(16,090,057)
Foreign currency and foreign currency translations	84,406
Net realized gains on investments	30,650,286
Net change in unrealized gains (losses) on
Unaffiliated securities	58,417,367
Securities sold short	(20,137,100)
Foreign currency and foreign currency translations	10,892
Net change in unrealized gains (losses) on investments	38,291,159
Net realized and unrealized gains (losses) on investments	68,941,445
Net increase in net assets resulting from operations	$76,437,639
The accompanying notes are an integral part of these financial statements.
12 | Allspring Global Long/Short Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		Year ended October 31, 2023
Operations
Net investment income		$7,496,194		$10,793,905
Net realized gains on investments		30,650,286		18,758,458
Net change in unrealized gains (losses) on investments		38,291,159		(16,776,861)
Net increase in net assets resulting from operations		76,437,639		12,775,502
Distributions to shareholders from
Net investment income and net realized gains
Class A		(101,654)		(19,120)[1]
Class C		(636)		(230)[2]
Class R6		(13,046,660)		(4,744,297)[1]
Institutional Class		(1,660,413)		(1,036,937)[1]
Total distributions to shareholders		(14,809,363)		(5,800,584)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	20,327	249,506	41,544 [1]	442,978 [1]
Class C	0	0	2,185 [2]	25,000 [2]
Class R6	1,326,660	16,279,629	6,264,449 [1]	71,754,111 [1]
Institutional Class	307,829	3,804,816	842,807 [1]	9,696,802 [1]
		20,333,951		81,918,891
Reinvestment of distributions
Class A	8,683	99,077	1,632 [1]	18,691 [1]
Class C	56	636	20 [2]	230 [2]
Class R6	750,265	8,680,562	266,669 [1]	3,096,026 [1]
Institutional Class	129,453	1,493,882	78,752 [1]	911,156 [1]
		10,274,157		4,026,103
Payment for shares redeemed
Class A	(72,496)	(870,297)	(258,650)[1]	(2,915,835)[1]
Class R6	(6,713,559)	(81,817,413)	(12,392,169)[1]	(141,590,647)[1]
Institutional Class	(2,000,097)	(24,401,412)	(6,688,345)[1]	(76,410,498)[1]
		(107,089,122)		(220,916,980)
Net decrease in net assets resulting from capital share transactions		(76,481,014)		(134,971,986)
Total decrease in net assets		(14,852,738)		(127,997,068)
Net assets
Beginning of period		484,316,819		612,313,887
End of period		$469,464,081		$484,316,819
1 After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for Class A, Class R6 and Institutional Class for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Investor Class, Class Y and Class I shares, respectively.
2 For the period from December 16, 2022 (commencement of class operations) to October 31, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 13

Statement of cash flows—year ended October 31, 2024
Statement of cash flows
Cash flows from operating activities
Net increase in net assets resulting from operations	$76,437,639
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
Purchases of long-term securities	(1,394,341,520)
Proceeds from the sales of long-term securities	1,518,432,189
Proceeds from securities sold short	479,589,217
Purchases to cover short securities	(519,467,290)
Purchases and sales of short-term securities, net	(42,078,169)
Decrease in receivable for dividends	145,877
Decrease in prepaid expenses and other assets	58,653
Increase in trustees’ fees and expenses payable	1,278
Decrease in management fee payable	(26,868)
Decrease in administration fee payable	(31,566)
Decrease in distribution fees payable	(1)
Increase in shareholder servicing fees payable	13,319
Increase in payable for dividends on securities sold short	2,315,186
Increase in payable for interest expense on margin loan	139,229
Decrease in accrued expenses and other liabilities	(79,555)
Proceeds from foreign currency transactions	95,298
Net realized gains on unaffiliated securities	(46,655,937)
Net realized losses on securities sold short	16,090,057
Net realized gains on foreign currency and foreign currency translations	(84,406)
Net change in unrealized (gains) losses on unaffiliated securities	(58,417,367)
Net change in unrealized (gains) losses on securities sold short	20,137,100
Net change in unrealized (gains) losses on foreign currency and foreign currency translations	(10,892)
Net cash provided by operating activities	52,261,471
Cash flows from financing activities
Increase in margin loan borrowings, net	38,715,193
Proceeds from shares sold	20,317,718
Cost of shares redeemed	(108,099,510)
Cash distributions paid	(4,535,206)
Net cash used in financing activities	(53,601,805)
Net decrease in cash	(1,340,334)
Cash (including foreign currency)
Beginning of period	145,277,516
End of period*	$143,937,182
Supplemental cash disclosure
Cash paid for dividends on securities sold short	$1,638,690
Cash paid for interest expense	2,501,188
Supplemental non-cash financing disclosure
Reinvestment of dividends	$10,274,157

*	The ending balance is composed of Foreign currency, at value of $24,752 and Cash deposited with brokers for securities sold short of $143,912,430 on the Statement of Assets and Liabilities.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Global Long/Short Equity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2024	2023[1,2]	2022[2]	2021[2]	2020[2]
Net asset value, beginning of period	$11.08	$10.96	$12.06	$11.21	$10.98
Net investment income (loss)	0.14 [3]	0.16 [3]	0.02 [3]	(0.11)[3]	(0.09)[3]
Net realized and unrealized gains (losses) on investments	1.64	0.00 [4]	(0.75)	0.96	0.32
Total from investment operations	1.78	0.16	(0.73)	0.85	0.23
Distributions to shareholders from
Net investment income	(0.30)	(0.04)	0.00	0.00	0.00
Net realized gains	0.00	0.00	(0.37)	0.00	0.00
Total distributions to shareholders	(0.30)	(0.04)	(0.37)	0.00	0.00
Net asset value, end of period	$12.56	$11.08	$10.96	$12.06	$11.21
Total return[5]	16.37%	1.42%	(6.32)%	7.58%	2.09%
Ratios to average net assets (annualized)
Gross expenses*	3.16%	2.69%	2.34%	2.77%	2.72%
Net expenses*	3.08%	2.63%	2.31%	2.75%	2.67%
Net investment income (loss)*	1.13%	1.44%	0.14%	(0.96)%	(0.86)%
Supplemental data
Portfolio turnover rate	285%	395%	464%	437%	403%
Net assets, end of period (000s omitted)	$3,690	$3,736	$6,059	$9,593	$11,967

*	Ratios include dividends on securities sold short and interest expense as follows:

Year ended October 31, 2024	1.35%
Year ended October 31, 2023	0.91%
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%

[1]	For the year ended October 31, 2023, the Fund was audited by KPMG LLP. Years ending October 31, 2022 and earlier were audited by another independent registered public accounting firm.
[2]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Investor Class.

[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2024	2023[1]
Net asset value, beginning of period	$10.98	$11.44
Net investment income	0.12 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	1.65	(0.48)
Total from investment operations	1.77	(0.35)
Distributions to shareholders from
Net investment income	(0.29)	(0.11)
Net asset value, end of period	$12.46	$10.98
Total return[3]	16.37%	(3.13)%
Ratios to average net assets (annualized)
Gross expenses*	3.22%	3.03%
Net expenses*	3.22%	3.00%
Net investment income*	0.98%	1.33%
Supplemental data
Portfolio turnover rate	285%	395%
Net assets, end of period (000s omitted)	$28	$24

*	Ratios include dividends on securities sold short and interest expense as follows:

Year ended October 31, 2024	1.39%
Year ended October 31, 2023[1]	0.91%

[1]	For the period from December 16, 2022 (commencement of class operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Global Long/Short Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2024	2023[1,2]	2022[2]	2021[2]	2020[2]
Net asset value, beginning of period	$11.27	$11.18	$12.24	$11.34	$11.10
Net investment income (loss)	0.19 [3]	0.22 [3]	0.07 [3]	(0.07)[3]	(0.05)[3]
Net realized and unrealized gains (losses) on investments	1.68	(0.02)	(0.76)	0.97	0.33
Total from investment operations	1.87	0.20	(0.69)	0.90	0.28
Distributions to shareholders from
Net investment income	(0.36)	(0.11)	0.00	0.00	(0.04)
Net realized gains	0.00	0.00	(0.37)	0.00	0.00
Total distributions to shareholders	(0.36)	(0.11)	(0.37)	0.00	(0.04)
Net asset value, end of period	$12.78	$11.27	$11.18	$12.24	$11.34
Total return[4]	16.93%	1.77%	(5.89)%	7.94%	2.54%
Ratios to average net assets (annualized)
Gross expenses*	2.75%	2.29%	1.94%	2.37%	2.32%
Net expenses*	2.66%	2.22%	1.91%	2.35%	2.27%
Net investment income (loss)*	1.55%	1.90%	0.55%	(0.56)%	(0.46)%
Supplemental data
Portfolio turnover rate	285%	395%	464%	437%	403%
Net assets, end of period (000s omitted)	$418,024	$420,946	$482,971	$504,335	$480,370

*	Ratios include dividends on securities sold short and interest expense as follows:

Year ended October 31, 2024	1.36%
Year ended October 31, 2023	0.91%
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%

[1]	For the year ended October 31, 2023, the Fund was audited by KPMG LLP. Years ending October 31, 2022 and earlier were audited by another independent registered public accounting firm.
[2]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Class Y.

[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2024	2023[1,2]	2022[2]	2021[2]	2020[2]
Net asset value, beginning of period	$11.22	$11.13	$12.20	$11.30	$11.07
Net investment income (loss)	0.18 [3]	0.20 [3]	0.06 [3]	(0.07)[3]	(0.06)[3]
Net realized and unrealized gains (losses) on investments	1.67	(0.01)	(0.76)	0.97	0.32
Total from investment operations	1.85	0.19	0.70	0.90	0.26
Distributions to shareholders from
Net investment income	(0.34)	(0.10)	0.00	0.00	(0.03)
Net realized gains	0.00	0.00	(0.37)	0.00	0.00
Total distributions to shareholders	(0.34)	(0.10)	(0.37)	0.00	(0.03)
Net asset value, end of period	$12.73	$11.22	$11.13	$12.20	$11.30
Total return[4]	16.82%	1.66%	(6.00)%	7.96%	2.38%
Ratios to average net assets (annualized)
Gross expenses*	2.80%	2.36%	2.02%	2.41%	2.41%
Net expenses*	2.71%	2.29%	1.99%	2.39%	2.36%
Net investment income (loss)*	1.51%	1.72%	0.47%	(0.60)%	(0.55)%
Supplemental data
Portfolio turnover rate	285%	395%	464%	437%	403%
Net assets, end of period (000s omitted)	$47,722	$59,611	$123,283	$170,553	$204,510

*	Ratios include dividends on securities sold short and interest expense as follows:

Year ended October 31, 2024	1.31%
Year ended October 31, 2023	0.91%
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%

[1]	For the year ended October 31, 2023, the Fund was audited by KPMG LLP. Years ending October 31, 2022 and earlier were audited by another independent registered public accounting firm.
[2]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Class I.

[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Global Long/Short Equity Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Global Long/Short Equity Fund (the “Fund”) which is a diversified series of the Trust.
After the close of business on December 16, 2022, the net assets of 361 Global Long/Short Equity Fund (the “Predecessor Fund”) were acquired by the Fund, which was created to receive the net assets of the Predecessor Fund, in an exchange for shares of the Fund. Investor Class, Class Y and Class I shares of the Predecessor Fund received Class A, Class R6 and Institutional Class shares, respectively, of the Fund in the transaction. Since the Predecessor Fund contributed all of the net assets and shareholders to the newly created Allspring fund, the accounting and performance history of the Predecessor Fund has been carried forward in the financial statements contained herein.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Global Long/Short Equity Fund | 19

Notes to financial statements
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss.  Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $360,394,518 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$71,633,222
Gross unrealized losses	(30,285,737)
Net unrealized gains	$41,347,485
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income and expense, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
20 | Allspring Global Long/Short Equity Fund

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Long/Short Equity Fund | 21

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$8,256,902	$0	$8,256,902
Austria	0	349,263	0	349,263
Bermuda	856,385	0	0	856,385
Canada	21,953,929	0	0	21,953,929
Denmark	0	4,653,117	0	4,653,117
France	0	17,954,581	0	17,954,581
Germany	0	9,805,991	0	9,805,991
Hong Kong	423,500	12,595,651	0	13,019,151
Italy	0	4,630,098	0	4,630,098
Japan	0	34,342,705	0	34,342,705
Netherlands	6,238,403	0	0	6,238,403
Norway	0	672,743	0	672,743
Spain	0	7,934,442	0	7,934,442
Sweden	2,299,615	14,149,742	0	16,449,357
Switzerland	0	7,210,008	0	7,210,008
United Kingdom	604,881	8,873,787	0	9,478,668
United States	302,618,886	0	0	302,618,886
Preferred stocks
Germany	0	2,414,516	0	2,414,516
Warrants
Canada	0	0	0	0
Short-term investments
Investment companies	71,628,579	0	0	71,628,579
Total assets	$406,624,178	$133,843,546	$0	$540,467,724
Liabilities
Securities sold short
Common stocks
Australia	$0	$8,611,132	$0	$8,611,132
Canada	9,643,582	0	0	9,643,582
Denmark	0	1,160,543	0	1,160,543
Finland	0	4,426,866	0	4,426,866
France	0	7,231,421	0	7,231,421
Germany	0	3,331,165	0	3,331,165
Japan	0	6,699,365	0	6,699,365
Netherlands	0	1,793,634	0	1,793,634
Spain	0	5,628,663	0	5,628,663
Sweden	0	7,411,061	0	7,411,061
United Kingdom	532,038	5,078,320	0	5,610,358
United States	75,142,997	0	0	75,142,997
Preferred stocks
Germany	0	2,034,934	0	2,034,934
Total liabilities	$85,318,617	$53,407,104	$0	$138,725,721
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
22 | Allspring Global Long/Short Equity Fund

Notes to financial statements
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.250%
Next $4 billion	1.225
Over $5 billion	1.200
For the year ended October 31, 2024, the management fee was equivalent to an annual rate of 1.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.8125% and declining to 0.625% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, excluding expenses from dividends on securities sold short and interest expense, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.72%
Class C	2.47
Class R6	1.30
Institutional Class	1.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the year ended October 31, 2024.
Allspring Global Long/Short Equity Fund | 23

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2024 were $1,395,057,792 and $1,519,139,498, respectively.
6.
BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund. For the year ended October 31, 2024, there were no borrowings by the Fund under this agreement.
In an agreement with a prime broker, the Fund purchased or borrowed securities on margin and was charged interest based on a borrowing rate equal to the Federal Funds rate plus a spread. During the year ended October 31, 2024, the Fund had average borrowings outstanding of $59,595,171 at a rate of 4.48% and recorded interest in the amount of $2,640,417, which represents 0.54% of its average daily net assets.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2024	2023
Ordinary income	$14,809,363	$5,800,584
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$8,809,086	$6,843,391	$41,252,751
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Global Long/Short Equity Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Global Long/Short Equity Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the three-year period ended October 31, 2022, were audited by other independent registered public accountants whose report, dated December 20, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 20, 2024
Allspring Global Long/Short Equity Fund | 25

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 51% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended October 31, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $14,791,205 of income dividends paid during the fiscal year ended October 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2024, $1,814,017 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Global Long/Short Equity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Global Long/Short Equity Fund | 27

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Global Long/Short Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Allspring Global Long/Short Equity Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board noted that the Fund had been established in 2022 to acquire the assets and liabilities of the 361 Domestic Long/Short Equity Fund (the “361 Fund”), which was sub-advised by the Sub-Adviser using the same investment objective and principal investment strategy as the Fund. As such, the Board considered the investment performance results for the Fund and the 361 Fund, as applicable, over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the MSCI World Index (Net), for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Global Long/Short Equity Fund | 29

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring Global Long/Short Equity Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4340 10-24

Allspring International Equity Fund
Long Form Financial Statements
Annual Report
October 31, 2024

Allspring International Equity Fund | 1

Portfolio of investments—October 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.17%
Canada: 4.05%
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	74,157	$5,157,620
TC Energy Corp. (Energy, Oil, gas & consumable fuels)	82,216	3,823,866
		8,981,486
Denmark: 2.18%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	43,020	4,825,338
Finland: 2.73%
Nordea Bank Abp Helsinki Stock Exchange (Financials, Banks)	516,788	6,050,027
France: 21.13%
Air Liquide SA (Materials, Chemicals)	22,568	4,046,471
AXA SA (Financials, Insurance)	180,735	6,786,109
Capgemini SE (Information technology, IT services)	15,912	2,760,426
L’Oreal SA (Consumer staples, Personal care products)	9,737	3,653,031
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	9,616	6,401,567
Sanofi SA (Health care, Pharmaceuticals)	41,716	4,408,537
Schneider Electric SE (Industrials, Electrical equipment)	14,644	3,793,508
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	67,365	4,227,534
Veolia Environnement SA (Utilities, Multi-utilities)	124,324	3,947,248
Vinci SA (Industrials, Construction & engineering)	60,371	6,762,801
		46,787,232
Germany: 18.98%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	24,123	5,777,246
Allianz SE (Financials, Insurance)	12,540	3,947,657
Deutsche Boerse AG (Financials, Capital markets)	25,673	5,963,280
Deutsche Post AG (Industrials, Air freight & logistics)	140,581	5,647,071
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	150,521	4,550,778
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	33,500	1,059,425
Rheinmetall AG (Industrials, Aerospace & defense)	2,573	1,324,672
SAP SE (Information technology, Software)	31,568	7,370,651
Siemens AG (Industrials, Industrial conglomerates)	32,801	6,381,428
		42,022,208
Ireland: 0.89%
TE Connectivity PLC (Information technology, Electronic equipment, instruments & components)	13,393	1,974,396
Israel: 0.28%
Check Point Software Technologies Ltd. (Information technology, Software)†	3,652	632,563
Italy: 0.55%
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	21,890	1,216,153
The accompanying notes are an integral part of these financial statements.
2 | Allspring International Equity Fund

Portfolio of investments—October 31, 2024

	Shares	Value
Japan: 13.47%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	226,500	$2,719,195
Hitachi Ltd. (Industrials, Industrial conglomerates)	229,200	5,758,618
Nintendo Co. Ltd. (Communication services, Entertainment)	76,200	4,025,109
ORIX Corp. (Financials, Financial services)	203,700	4,291,933
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	236,100	5,008,750
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	27,900	4,105,567
Toyota Motor Corp. (Consumer discretionary, Automobiles)	228,000	3,928,530
		29,837,702
Netherlands: 7.05%
Airbus SE (Industrials, Aerospace & defense)	39,060	5,958,259
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,889	3,288,097
ING Groep NV (Financials, Banks)	374,829	6,360,992
		15,607,348
South Korea: 1.82%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	3,821	4,039,483
Switzerland: 4.37%
Nestle SA (Consumer staples, Food products)	33,844	3,198,008
Novartis AG (Health care, Pharmaceuticals)	59,657	6,473,157
		9,671,165
United Kingdom: 19.92%
AstraZeneca PLC (Health care, Pharmaceuticals)	43,676	6,214,815
BAE Systems PLC (Industrials, Aerospace & defense)	435,949	7,026,326
Barclays PLC (Financials, Banks)	748,363	2,294,110
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	57,885	4,399,260
Diageo PLC (Consumer staples, Beverages)	146,787	4,533,042
National Grid PLC (Utilities, Multi-utilities)	185,086	2,323,967
Rio Tinto PLC (Materials, Metals & mining)	108,168	6,990,683
Shell PLC (Energy, Oil, gas & consumable fuels)	96,604	3,225,350
Smith & Nephew PLC (Health care, Health care equipment & supplies)	265,114	3,296,115
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	62,344	3,803,112
		44,106,780
United States: 0.75%
EOG Resources, Inc. (Energy, Oil, gas & consumable fuels)	13,608	1,659,632
Total common stocks (Cost $189,785,563)		217,411,513
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 3

Portfolio of investments—October 31, 2024

		Yield	Shares	Value
Short-term investments: 0.66%
Investment companies: 0.66%
Allspring Government Money Market Fund Select Class♠∞		4.78%	1,457,188	$1,457,188
Total short-term investments (Cost $1,457,188)				1,457,188
Total investments in securities (Cost $191,242,751)	98.83%			218,868,701
Other assets and liabilities, net	1.17			2,582,271
Total net assets	100.00%			$221,450,972

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,094,072	$50,854,228	$(52,491,112)	$0	$0	$1,457,188	1,457,188	$176,466
The accompanying notes are an integral part of these financial statements.
4 | Allspring International Equity Fund

Statement of assets and liabilities—October 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $189,785,563)	$217,411,513
Investments in affiliated securities, at value (cost $1,457,188)	1,457,188
Cash	144,780
Foreign currency, at value (cost $121,802)	119,866
Receivable for dividends	2,684,025
Receivable for Fund shares sold	81,671
Prepaid expenses and other assets	111,143
Total assets	222,010,186
Liabilities
Management fee payable	213,478
Payable for Fund shares redeemed	63,741
Administration fees payable	31,170
Shareholder servicing fee payable	26,194
Trustees’ fees and expenses payable	4,085
Distribution fees payable	674
Accrued expenses and other liabilities	219,872
Total liabilities	559,214
Total net assets	$221,450,972
Net assets consist of
Paid-in capital	$275,293,286
Total distributable loss	(53,842,314)
Total net assets	$221,450,972
Computation of net asset value and offering price per share
Net assets–Class A	$110,253,752
Shares outstanding–Class A1	8,506,776
Net asset value per share–Class A	$12.96
Maximum offering price per share – Class A2	$13.75
Net assets–Class C	$1,013,549
Shares outstanding–Class C1	78,624
Net asset value per share–Class C	$12.89
Net assets–Class R6	$11,311,456
Shares outstanding–Class R6[1]	885,359
Net asset value per share–Class R6	$12.78
Net assets–Administrator Class	$7,511,786
Shares outstanding–Administrator Class[1]	590,851
Net asset value per share–Administrator Class	$12.71
Net assets–Institutional Class	$91,360,429
Shares outstanding–Institutional Class[1]	7,137,918
Net asset value per share–Institutional Class	$12.80
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 5

Statement of operations—year ended October 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $845,226)	$7,138,707
Income from affiliated securities	176,466
Interest	75,438
Total investment income	7,390,611
Expenses
Management fee	1,974,370
Administration fees
Class A	236,012
Class C	2,775
Class R6	6,214
Administrator Class	10,605
Institutional Class	128,091
Shareholder servicing fees
Class A	295,015
Class C	3,445
Administrator Class	20,331
Distribution fees
Class C	10,332
Custody and accounting fees	22,057
Professional fees	51,370
Registration fees	102,482
Shareholder report expenses	27,634
Trustees’ fees and expenses	23,719
Other fees and expenses	14,139
Total expenses	2,928,591
Less: Fee waivers and/or expense reimbursements
Fund-level	(345,116)
Class A	(92,838)
Class C	(829)
Administrator Class	(2)
Institutional Class	(46,998)
Net expenses	2,442,808
Net investment income	4,947,803
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	15,188,447
Foreign currency and foreign currency translations	100,625
Net realized gains on investments	15,289,072
Net change in unrealized gains (losses) on
Unaffiliated securities	19,141,382
Foreign currency and foreign currency translations	8,479
Net change in unrealized gains (losses) on investments	19,149,861
Net realized and unrealized gains (losses) on investments	34,438,933
Net increase in net assets resulting from operations	$39,386,736
The accompanying notes are an integral part of these financial statements.
6 | Allspring International Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		Year ended October 31, 2023
Operations
Net investment income		$4,947,803		$6,296,075
Net realized gains on investments		15,289,072		7,723,195
Net change in unrealized gains (losses) on investments		19,149,861		35,035,399
Net increase in net assets resulting from operations		39,386,736		49,054,669
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,664,242)		(1,968,447)
Class C		(19,773)		(20,285)
Class R		N/A		(338)[1]
Class R6		(455,764)		(806,843)
Administrator Class		(194,309)		(146,702)
Institutional Class		(2,547,310)		(2,478,449)
Total distributions to shareholders		(5,881,398)		(5,421,064)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	273,478	3,549,221	687,699	8,275,452
Class C	3,061	39,648	8,623	103,233
Class R	N/A	N/A	1,796 [1]	21,766 [1]
Class R6	80,783	1,039,258	162,362	1,878,219
Administrator Class	10,424	135,710	2,724	31,421
Institutional Class	895,461	11,509,852	2,287,400	27,318,093
		16,273,689		37,628,184
Reinvestment of distributions
Class A	196,639	2,573,741	159,900	1,907,489
Class C	1,519	19,718	1,637	19,566
Class R	N/A	N/A	27 [1]	319 [1]
Class R6	23,052	298,049	21,784	255,898
Administrator Class	14,942	192,028	12,377	144,944
Institutional Class	192,944	2,496,610	205,449	2,417,802
		5,580,146		4,746,018
Payment for shares redeemed
Class A	(1,682,435)	(21,858,995)	(2,779,727)	(33,500,520)
Class C	(95,719)	(1,208,711)	(173,411)	(2,053,907)
Class R	N/A	N/A	(2,179)[1]	(25,637)[1]
Class R6	(1,298,793)	(17,030,688)	(2,375,424)	(28,330,065)
Administrator Class	(139,562)	(1,769,336)	(186,919)	(2,208,268)
Institutional Class	(4,688,556)	(57,268,158)	(4,633,013)	(53,927,952)
		(99,135,888)		(120,046,349)
1 For the period from November 1, 2022 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		Year ended October 31, 2023
	Shares		Shares
Share conversions
Class A	0	$0	28,598 [2]	$354,077 [2]
Class R	0	0	(27,860)[2]	(354,077)[2]
		0		0
Net decrease in net assets resulting from capital share transactions		(77,282,053)		(77,672,147)
Total decrease in net assets		(43,776,715)		(34,038,542)
Net assets
Beginning of period		265,227,687		299,266,229
End of period		$221,450,972		$265,227,687
2 For the period from November 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring International Equity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.41	$10.04	$13.34	$10.43	$11.38
Net investment income	0.24 [1]	0.22 [1]	0.16	0.23 [1]	0.12
Net realized and unrealized gains (losses) on investments	1.61	1.34	(3.17)	2.89	(0.97)
Total from investment operations	1.85	1.56	(3.01)	3.12	(0.85)
Distributions to shareholders from
Net investment income	(0.30)	(0.19)	(0.27)	(0.21)	(0.10)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.30)	(0.19)	(0.29)	(0.21)	(0.10)
Net asset value, end of period	$12.96	$11.41	$10.04	$13.34	$10.43
Total return[2]	16.18%	15.53%	(22.84)%	29.92%	(7.54)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.45%	1.40%	1.36%	1.48%
Net expenses	1.13%	1.12%	1.13%	1.13%	1.13%
Net investment income	1.83%	1.82%	1.50%	1.73%	1.12%
Supplemental data
Portfolio turnover rate	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$110,254	$110,902	$116,735	$170,419	$62,800

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.34	$9.99	$13.22	$10.31	$11.28
Net investment income	0.13 [1]	0.12 [1]	0.09 [1]	0.09 [1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	1.61	1.32	(3.17)	2.89	(0.95)
Total from investment operations	1.74	1.44	(3.08)	2.98	(0.92)
Distributions to shareholders from
Net investment income	(0.19)	(0.09)	(0.13)	(0.07)	(0.05)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.19)	(0.09)	(0.15)	(0.07)	(0.05)
Net asset value, end of period	$12.89	$11.34	$9.99	$13.22	$10.31
Total return[2]	15.33%	14.51%	(23.38)%	28.94%	(8.22)%
Ratios to average net assets (annualized)
Gross expenses	2.09%	2.20%	2.14%	2.12%	2.22%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	1.01%	1.01%	0.76%	0.72%	0.28%
Supplemental data
Portfolio turnover rate	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$1,014	$1,926	$3,324	$6,490	$5,794

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.26	$9.92	$13.22	$10.36	$11.31
Net investment income	0.32 [1]	0.26 [1]	0.22	0.31	0.16
Net realized and unrealized gains (losses) on investments	1.55	1.31	(3.16)	2.81	(0.96)
Total from investment operations	1.87	1.57	(2.94)	3.12	(0.80)
Distributions to shareholders from
Net investment income	(0.35)	(0.23)	(0.34)	(0.26)	(0.15)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.35)	(0.23)	(0.36)	(0.26)	(0.15)
Net asset value, end of period	$12.78	$11.26	$9.92	$13.22	$10.36
Total return[2]	16.61%	15.87%	(22.56)%	30.17%	(7.15)%
Ratios to average net assets (annualized)
Gross expenses	0.93%	1.02%	0.97%	0.95%	1.05%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	2.54%	2.23%	1.83%	1.70%	1.51%
Supplemental data
Portfolio turnover rate	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$11,311	$23,429	$42,385	$55,639	$32,011

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.21	$9.88	$13.13	$10.28	$11.22
Net investment income	0.23 [1]	0.21 [1]	0.18 [1]	0.27 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	1.58	1.32	(3.14)	2.80	(0.94)
Total from investment operations	1.81	1.53	(2.96)	3.07	(0.84)
Distributions to shareholders from
Net investment income	(0.31)	(0.20)	(0.27)	(0.22)	(0.10)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.31)	(0.20)	(0.29)	(0.22)	(0.10)
Net asset value, end of period	$12.71	$11.21	$9.88	$13.13	$10.28
Total return[2]	16.11%	15.36%	(22.81)%	29.87%	(7.54)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.37%	1.32%	1.26%	1.39%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.82%	1.76%	1.51%	2.06%	0.98%
Supplemental data
Portfolio turnover rate	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$7,512	$7,902	$8,662	$14,733	$589

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.27	$9.93	$13.22	$10.34	$11.29
Net investment income	0.27 [1]	0.24 [1]	0.22 [1]	0.25 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	1.60	1.32	(3.16)	2.88	(0.96)
Total from investment operations	1.87	1.56	(2.94)	3.13	(0.82)
Distributions to shareholders from
Net investment income	(0.34)	(0.22)	(0.33)	(0.25)	(0.13)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.34)	(0.22)	(0.35)	(0.25)	(0.13)
Net asset value, end of period	$12.80	$11.27	$9.93	$13.22	$10.34
Total return[2]	16.57%	15.75%	(22.56)%	30.30%	(7.28)%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.12%	1.07%	1.03%	1.15%
Net expenses	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income	2.13%	2.07%	1.79%	1.93%	1.33%
Supplemental data
Portfolio turnover rate	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$91,360	$121,069	$127,869	$192,670	$86,052

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Equity Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
14 | Allspring International Equity Fund

Notes to financial statements
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $192,558,126 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$31,876,013
Gross unrealized losses	(5,565,438)
Net unrealized gains	$26,310,575
As of October 31, 2024, the Fund had capital loss carryforwards which consist of $21,303,634 in short-term capital losses and $60,191,435 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring International Equity Fund | 15

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Canada	$8,981,486	$0	$0	$8,981,486
Denmark	0	4,825,338	0	4,825,338
Finland	0	6,050,027	0	6,050,027
France	0	46,787,232	0	46,787,232
Germany	0	42,022,208	0	42,022,208
Ireland	1,974,396	0	0	1,974,396
Israel	632,563	0	0	632,563
Italy	0	1,216,153	0	1,216,153
Japan	0	29,837,702	0	29,837,702
Netherlands	3,288,097	12,319,251	0	15,607,348
South Korea	0	4,039,483	0	4,039,483
Switzerland	0	9,671,165	0	9,671,165
United Kingdom	4,399,260	39,707,520	0	44,106,780
United States	1,659,632	0	0	1,659,632
Short-term investments
Investment companies	1,457,188	0	0	1,457,188
Total assets	$22,392,622	$196,476,079	$0	$218,868,701
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.800%
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680
For the year ended October 31, 2024, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring International Equity Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.14%
Class C	1.89
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.84
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended October 31, 2024, Allspring Funds Distributor received $920 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2024 were $106,861,627 and $180,780,457, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9,2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the
Allspring International Equity Fund | 17

Notes to financial statements
higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2024,  there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2024	2023
Ordinary income	$5,881,398	$5,421,064
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$1,449,479	$26,225,986	$(81,495,069)
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring International Equity Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring International Equity Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 20, 2024
Allspring International Equity Fund | 19

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 2% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended October 31, 2024.
Pursuant to Section 854 of the Internal Revenue Code, $5,881,398 of income dividends paid during the fiscal year ended October 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2024, $148,187 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2024. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$496,351	$0.0212	100%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring International Equity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring International Equity Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring International Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring International Equity Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was lower than the average investment performance of the Universe for all periods under review, except for the ten-year period, which was in range of the average investment performance of the Universe for that period. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the MSCI EAFE Index (Net), for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring International Equity Fund | 23

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring International Equity Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3311 10-24

Allspring Special Global Small Cap Fund
Long Form Financial Statements
Annual Report
October 31, 2024

Allspring Special Global Small Cap Fund | 1

Portfolio of investments—October 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 98.01%
Australia: 1.96%
Ansell Ltd. (Health care, Health care equipment & supplies)	82,779	$1,683,290
Bapcor Ltd. (Consumer discretionary, Distributors)	40,365	120,946
Steadfast Group Ltd. (Financials, Insurance)	217,758	784,246
		2,588,482
Belgium: 0.87%
Barco NV (Information technology, Electronic equipment, instruments & components)	92,191	1,146,403
Canada: 5.31%
ATS Corp. (Industrials, Machinery)†	19,100	572,444
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	25,394	4,323,075
Primo Water Corp. (Consumer staples, Beverages)	81,135	2,130,424
		7,025,943
France: 2.61%
Alten SA (Information technology, IT services)	38,303	3,240,054
Metropole Television SA (Communication services, Media)	17,088	215,878
		3,455,932
Germany: 3.94%
Bechtle AG (Information technology, IT services)	28,676	979,124
Gerresheimer AG (Health care, Life sciences tools & services)	19,285	1,624,178
Krones AG (Industrials, Machinery)	11,577	1,507,976
TAG Immobilien AG (Real estate, Real estate management & development)†	66,544	1,106,214
		5,217,492
Ireland: 0.50%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	692,072	654,937
Italy: 3.03%
Amplifon SpA (Health care, Health care providers & services)	11,417	318,923
Azimut Holding SpA (Financials, Capital markets)	40,404	999,372
GVS SpA (Industrials, Machinery)144A†	74,550	498,973
Interpump Group SpA (Industrials, Machinery)	49,337	2,192,179
		4,009,447
Japan: 9.67%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	51,100	1,451,472
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	35,620	909,443
DTS Corp. (Information technology, IT services)	83,200	2,155,013
Fuji Seal International, Inc. (Materials, Containers & packaging)	63,100	1,071,573
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	24,500	1,506,113
MEITEC Group Holdings, Inc. (Industrials, Professional services)	122,200	2,341,750
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	137,200	1,156,421
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—October 31, 2024

	Shares	Value
Japan(continued)
Orix JREIT, Inc. (Real estate, Office REITs)	1,273	$1,314,095
Taikisha Ltd. (Industrials, Construction & engineering)	28,000	890,688
		12,796,568
Norway: 1.11%
Atea ASA (Information technology, IT services)	65,261	835,325
Elopak ASA (Materials, Containers & packaging)	157,189	636,604
		1,471,929
Spain: 1.98%
Viscofan SA (Consumer staples, Food products)	39,200	2,621,558
Sweden: 1.73%
Hexpol AB (Materials, Chemicals)	64,065	609,197
Loomis AB Class B (Industrials, Commercial services & supplies)	53,422	1,673,665
		2,282,862
Switzerland: 1.03%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	3,758	902,935
Bucher Industries AG (Industrials, Machinery)	1,189	463,091
		1,366,026
United Kingdom: 8.08%
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	500,931	1,945,529
Elementis PLC (Materials, Chemicals)	305,858	526,115
Gates Industrial Corp. PLC (Industrials, Machinery)†	72,043	1,394,032
Lancashire Holdings Ltd. (Financials, Insurance)	135,854	1,105,367
LondonMetric Property PLC (Real estate, Diversified REITs)	313,802	784,410
Nomad Foods Ltd. (Consumer staples, Food products)	78,131	1,371,199
S4 Capital PLC (Communication services, Media)†	456,256	219,452
Samarkand Group PLC (Consumer discretionary, Broadline retail)†	660,000	34,041
Spectris PLC (Information technology, Electronic equipment, instruments & components)	101,712	3,311,639
		10,691,784
United States: 56.19%
Alamo Group, Inc. (Industrials, Machinery)	7,038	1,193,223
Amerant Bancorp, Inc. Class A (Financials, Banks)	48,805	1,040,523
Aris Water Solutions, Inc. Class A (Industrials, Commercial services & supplies)	19,842	327,393
Atkore, Inc. (Industrials, Electrical equipment)	15,658	1,342,830
Azenta, Inc. (Health care, Life sciences tools & services)†	22,379	919,553
Balchem Corp. (Materials, Chemicals)	8,855	1,481,707
Blackbaud, Inc. (Information technology, Software)†	31,169	2,353,571
Brady Corp. Class A (Industrials, Commercial services & supplies)	36,096	2,567,869
Cactus, Inc. Class A (Energy, Energy equipment & services)	34,427	2,041,177
Cadence Bank (Financials, Banks)	17,419	582,317
CBIZ, Inc. (Industrials, Professional services)†	33,788	2,329,007
Chemed Corp. (Health care, Health care providers & services)	4,300	2,323,032
CSW Industrials, Inc. (Industrials, Building products)	5,391	1,903,562
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—October 31, 2024

	Shares	Value
United States(continued)
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	288,227	$1,847,535
E2open Parent Holdings, Inc. (Information technology, Software)†	37,382	109,529
Edgewell Personal Care Co. (Consumer staples, Personal care products)	14,992	523,970
Enovis Corp. (Health care, Health care equipment & supplies)†	30,231	1,247,633
Expand Energy Corp. (Energy, Oil, gas & consumable fuels)	17,911	1,517,420
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	11,818	448,848
Gibraltar Industries, Inc. (Industrials, Building products)†	62,071	4,189,172
Global Blue Group Holding AG (Information technology, IT services)†	100,000	575,000
Graphic Packaging Holding Co. (Materials, Containers & packaging)	81,046	2,290,360
Guardian Pharmacy Services, Inc. Class A (Consumer staples, Consumer staples distribution & retail)†	48,045	860,486
Hanover Insurance Group, Inc. (Financials, Insurance)	21,454	3,182,272
Holley, Inc. (Consumer discretionary, Automobile components)†	296,009	766,663
Horace Mann Educators Corp. (Financials, Insurance)	14,619	544,412
ICU Medical, Inc. (Health care, Health care equipment & supplies)†	3,086	526,873
Informatica, Inc. Class A (Information technology, Software)†	65,580	1,790,334
Innospec, Inc. (Materials, Chemicals)	44,653	4,812,700
J&J Snack Foods Corp. (Consumer staples, Food products)	23,242	3,814,477
Kadant, Inc. (Industrials, Machinery)	2,154	717,411
Mayville Engineering Co., Inc. (Industrials, Machinery)†	74,694	1,528,986
MSA Safety, Inc. (Industrials, Commercial services & supplies)	10,889	1,807,030
MSC Industrial Direct Co., Inc. Class A (Industrials, Trading companies & distributors)	15,094	1,193,483
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	22,234	1,639,758
Progress Software Corp. (Information technology, Software)	37,831	2,424,589
Quaker Chemical Corp. (Materials, Chemicals)	15,212	2,305,835
Quanex Building Products Corp. (Industrials, Building products)	69,369	2,015,863
Spectrum Brands Holdings, Inc. (Consumer staples, Household products)	32,532	2,915,518
Stepan Co. (Materials, Chemicals)	4,179	302,309
Teradata Corp. (Information technology, Software)†	27,175	875,850
Terreno Realty Corp. (Real estate, Industrial REITs)	19,016	1,140,009
Varex Imaging Corp. (Health care, Health care equipment & supplies)†	17,913	235,198
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	9,060	1,726,745
Webster Financial Corp. (Financials, Banks)	30,498	1,579,796
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	86,509	1,653,187
Ziff Davis, Inc. (Communication services, Interactive media & services)†	17,809	824,022
		74,339,037
Total common stocks (Cost $110,043,943)		129,668,400
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Global Small Cap Fund

Portfolio of investments—October 31, 2024

		Yield	Shares	Value
Short-term investments: 1.40%
Investment companies: 1.40%
Allspring Government Money Market Fund Select Class♠∞		4.78%	1,859,731	$1,859,731
Total short-term investments (Cost $1,859,731)				1,859,731
Total investments in securities (Cost $111,903,674)	99.41%			131,528,131
Other assets and liabilities, net	0.59			775,915
Total net assets	100.00%			$132,304,046

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,568,998	$25,899,966	$(26,609,233)	$0	$0	$1,859,731	1,859,731	$96,693
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 5

Statement of assets and liabilities—October 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $110,043,943)	$129,668,400
Investments in affiliated securities, at value (cost $1,859,731)	1,859,731
Cash	2
Foreign currency, at value (cost $7,747)	7,763
Receivable for investments sold	518,585
Receivable for dividends	482,831
Receivable for Fund shares sold	46,201
Prepaid expenses and other assets	37,580
Total assets	132,621,093
Liabilities
Management fee payable	99,837
Payable for investments purchased	83,086
Payable for Fund shares redeemed	50,393
Custody and accounting fees payable	23,313
Administration fees payable	20,395
Shareholder servicing fee payable	19,855
Distribution fee payable	1,023
Trustees’ fees and expenses payable	971
Accrued expenses and other liabilities	18,174
Total liabilities	317,047
Total net assets	$132,304,046
Net assets consist of
Paid-in capital	$111,201,303
Total distributable earnings	21,102,743
Total net assets	$132,304,046
Computation of net asset value and offering price per share
Net assets–Class A	$85,938,393
Shares outstanding–Class A1	2,296,723
Net asset value per share–Class A	$37.42
Maximum offering price per share – Class A2	$39.70
Net assets–Class C	$1,559,331
Shares outstanding–Class C1	73,254
Net asset value per share–Class C	$21.29
Net assets–Administrator Class	$3,292,587
Shares outstanding–Administrator Class[1]	82,121
Net asset value per share–Administrator Class	$40.09
Net assets–Institutional Class	$41,513,735
Shares outstanding–Institutional Class[1]	1,029,605
Net asset value per share–Institutional Class	$40.32
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Global Small Cap Fund

Statement of operations—year ended October 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $145,224)	$2,308,964
Income from affiliated securities	96,693
Interest	1,112
Total investment income	2,406,769
Expenses
Management fee	1,350,228
Administration fees
Class A	184,888
Class C	3,809
Administrator Class	5,064
Institutional Class	57,051
Shareholder servicing fees
Class A	230,908
Class C	4,749
Administrator Class	9,725
Distribution fee
Class C	14,246
Custody and accounting fees	10,822
Professional fees	68,449
Registration fees	74,185
Shareholder report expenses	12,143
Trustees’ fees and expenses	23,911
Other fees and expenses	28,008
Total expenses	2,078,186
Less: Fee waivers and/or expense reimbursements
Fund-level	(117,761)
Class A	(1,880)
Administrator Class	(320)
Net expenses	1,958,225
Net investment income	448,544
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	5,495,851
Foreign currency and foreign currency translations	351
Net realized gains on investments	5,496,202
Net change in unrealized gains (losses) on
Unaffiliated securities	14,395,309
Foreign currency and foreign currency translations	4,711
Net change in unrealized gains (losses) on investments	14,400,020
Net realized and unrealized gains (losses) on investments	19,896,222
Net increase in net assets resulting from operations	$20,344,766
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		Year ended October 31, 2023
Operations
Net investment income (loss)		$448,544		$(64,689)
Net realized gains (losses) on investments		5,496,202		(531,479)
Net change in unrealized gains (losses) on investments		14,400,020		3,817,545
Net increase in net assets resulting from operations		20,344,766		3,221,377
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(4,150,223)
Class C		0		(195,645)
Administrator Class		0		(174,295)
Institutional Class		0		(1,889,603)
Total distributions to shareholders		0		(6,409,766)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	37,487	1,418,547	63,025	2,218,647
Class C	1,765	38,045	6,055	127,665
Administrator Class	3,484	140,806	9,490	361,614
Institutional Class	185,738	7,539,607	135,131	5,092,101
		9,137,005		7,800,027
Reinvestment of distributions
Class A	0	0	112,419	3,809,379
Class C	0	0	9,988	195,259
Administrator Class	0	0	4,698	170,245
Institutional Class	0	0	50,473	1,831,661
		0		6,006,544
Payment for shares redeemed
Class A	(378,218)	(14,211,897)	(441,224)	(15,465,048)
Class C	(36,612)	(783,010)	(45,504)	(928,758)
Administrator Class	(31,342)	(1,270,089)	(25,559)	(947,722)
Institutional Class	(315,816)	(12,704,030)	(362,336)	(13,572,450)
		(28,969,026)		(30,913,978)
Net decrease in net assets resulting from capital share transactions		(19,832,021)		(17,107,407)
Total increase (decrease) in net assets		512,745		(20,295,796)
Net assets
Beginning of period		131,791,301		152,087,097
End of period		$132,304,046		$131,791,301
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Global Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.44	$33.49	$54.12	$36.87	$39.97
Net investment income (loss)	0.08 [1]	(0.05)[1]	(0.10)[1]	(0.22)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	4.90	0.45	(12.76)	17.47	(1.29)
Total from investment operations	4.98	0.40	(12.86)	17.25	(1.39)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.54)
Net realized gains	0.00	(1.45)	(7.77)	0.00	(1.17)
Total distributions to shareholders	0.00	(1.45)	(7.77)	0.00	(1.71)
Net asset value, end of period	$37.42	$32.44	$33.49	$54.12	$36.87
Total return[2]	15.35%	1.00%	(27.48)%	46.79%	(3.81)%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.61%	1.53%	1.49%	1.54%
Net expenses	1.47%	1.50%	1.52%	1.49%	1.53%
Net investment income (loss)	0.23%	(0.14)%	(0.25)%	(0.44)%	(0.27)%
Supplemental data
Portfolio turnover rate	32%	15%	47%	53%	65%
Net assets, end of period (000s omitted)	$85,938	$85,554	$97,233	$152,947	$113,234

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.59	$19.92	$35.63	$24.46	$26.68
Net investment loss	(0.11)[1]	(0.18)[1]	(0.24)[1]	(0.39)[1]	(0.25)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.07
Net realized and unrealized gains (losses) on investments	2.81	0.30	(7.70)	11.56	(0.87)
Total from investment operations	2.70	0.12	(7.94)	11.17	(1.05)
Distributions to shareholders from
Net realized gains	0.00	(1.45)	(7.77)	0.00	(1.17)
Net asset value, end of period	$21.29	$18.59	$19.92	$35.63	$24.46
Total return[2]	14.52%	0.24%	(28.04)%	45.67%	(4.25)%[3]
Ratios to average net assets (annualized)
Gross expenses	2.30%	2.36%	2.28%	2.24%	2.29%
Net expenses	2.22%	2.26%	2.27%	2.24%	2.28%
Net investment loss	(0.52)%	(0.90)%	(0.99)%	(1.19)%	(1.00)%
Supplemental data
Portfolio turnover rate	32%	15%	47%	53%	65%
Net assets, end of period (000s omitted)	$1,559	$2,010	$2,741	$4,704	$5,576

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.28% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Global Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Administrator Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.73	$35.72	$57.15	$38.90	$42.06
Net investment income (loss)	0.12 [1]	(0.01)[1]	(0.14)[1]	(0.12)	(0.05)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.03
Net realized and unrealized gains (losses) on investments	5.24	0.47	(13.52)	18.37	(1.36)
Total from investment operations	5.36	0.46	(13.66)	18.25	(1.38)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.61)
Net realized gains	0.00	(1.45)	(7.77)	0.00	(1.17)
Total distributions to shareholders	0.00	(1.45)	(7.77)	0.00	(1.78)
Net asset value, end of period	$40.09	$34.73	$35.72	$57.15	$38.90
Total return[2]	15.43%	1.11%	(27.41)%	46.92%	(3.61)%[3]
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.54%	1.42%	1.41%	1.46%
Net expenses	1.39%	1.38%	1.39%	1.39%	1.40%
Net investment income (loss)	0.30%	(0.01)%	(0.30)%	(0.35)%	(0.13)%
Supplemental data
Portfolio turnover rate	32%	15%	47%	53%	65%
Net assets, end of period (000s omitted)	$3,293	$3,820	$4,335	$28,406	$20,157

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.08% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.84	$35.75	$57.05	$38.74	$41.92
Net investment income (loss)	0.22 [1]	0.08 [1]	0.02 [1]	(0.06)	0.02
Net realized and unrealized gains (losses) on investments	5.26	0.46	(13.55)	18.37	(1.31)
Total from investment operations	5.48	0.54	(13.53)	18.31	(1.29)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.72)
Net realized gains	0.00	(1.45)	(7.77)	0.00	(1.17)
Total distributions to shareholders	0.00	(1.45)	(7.77)	0.00	(1.89)
Net asset value, end of period	$40.32	$34.84	$35.75	$57.05	$38.74
Total return[2]	15.73%	1.34%	(27.20)%	47.26%	(3.42)%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.29%	1.19%	1.16%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.54%	0.21%	0.06%	(0.12)%	0.11%
Supplemental data
Portfolio turnover rate	32%	15%	47%	53%	65%
Net assets, end of period (000s omitted)	$41,514	$40,407	$47,779	$130,820	$87,313

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Global Small Cap Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Global Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Allspring Special Global Small Cap Fund | 13

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $112,421,270 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$29,472,688
Gross unrealized losses	(10,365,827)
Net unrealized gains	$19,106,861
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Special Global Small Cap Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$2,588,482	$0	$2,588,482
Belgium	0	1,146,403	0	1,146,403
Canada	7,025,943	0	0	7,025,943
France	0	3,455,932	0	3,455,932
Germany	0	5,217,492	0	5,217,492
Ireland	654,937	0	0	654,937
Italy	0	4,009,447	0	4,009,447
Japan	0	12,796,568	0	12,796,568
Norway	1,471,929	0	0	1,471,929
Spain	0	2,621,558	0	2,621,558
Sweden	0	2,282,862	0	2,282,862
Switzerland	0	1,366,026	0	1,366,026
United Kingdom	6,342,242	4,349,542	0	10,691,784
United States	74,339,037	0	0	74,339,037
Short-term investments
Investment companies	1,859,731	0	0	1,859,731
Total assets	$91,693,819	$39,834,312	$0	$131,528,131
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the year ended October 31, 2024, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Special Global Small Cap Fund | 15

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.47%
Class C	2.22
Administrator Class	1.40
Institutional Class	1.15
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended October 31, 2024, Allspring Funds Distributor received $532 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2024 were $44,940,229 and $63,629,832, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
16 | Allspring Special Global Small Cap Fund

Notes to financial statements
For the year ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2024	2023
Long-term capital gain	$0	$6,409,766
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$341,279	$1,666,909	$19,098,761
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector and in North America and Europe. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Special Global Small Cap Fund | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Global Small Cap Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 20, 2024
18 |

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special Global Small Cap Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Global Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Special Global Small Cap Fund | 21

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for the three- and ten-year periods under review, but lower for the one- and five-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the MSCI World Small Cap Index (Net), for all periods under review, except for the ten-year period under review, which was in range of the investment performance of its benchmark index.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class, except for the Class A shares, which was higher than the median net operating expense ratio of the expense Group for that share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

22 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Special Global Small Cap Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4305 10-24

Allspring Special International Small Cap Fund
Long Form Financial Statements
Annual Report
October 31, 2024

Allspring Special International Small Cap Fund | 1

Portfolio of investments—October 31, 2024
Portfolio of investments

	Shares	Value
Common stocks: 95.83%
Australia: 3.00%
Ansell Ltd. (Health care, Health care equipment & supplies)	128,400	$2,610,982
Bapcor Ltd. (Consumer discretionary, Distributors)	54,196	162,388
Orora Ltd. (Materials, Containers & packaging)	705,798	1,115,550
Steadfast Group Ltd. (Financials, Insurance)	430,428	1,550,167
		5,439,087
Austria: 1.27%
BAWAG Group AG (Financials, Banks)144A	19,940	1,545,541
Mayr Melnhof Karton AG (Materials, Containers & packaging)	8,592	764,928
		2,310,469
Belgium: 2.25%
Azelis Group NV (Industrials, Trading companies & distributors)	108,776	2,179,206
Barco NV (Information technology, Electronic equipment, instruments & components)	152,569	1,897,208
		4,076,414
Canada: 8.14%
ATS Corp. (Industrials, Machinery)†	42,140	1,262,974
Canadian Western Bank (Financials, Banks)	28,980	1,191,586
Finning International, Inc. (Industrials, Trading companies & distributors)	67,460	1,969,027
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	19,660	962,138
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	237,760	4,757,420
Primo Water Corp. (Consumer staples, Beverages)	176,525	4,635,152
		14,778,297
Finland: 1.43%
Huhtamaki OYJ (Materials, Containers & packaging)	66,225	2,595,672
France: 2.74%
Alten SA (Information technology, IT services)	54,528	4,612,528
Metropole Television SA (Communication services, Media)	28,537	360,517
		4,973,045
Germany: 6.52%
Bechtle AG (Information technology, IT services)	70,336	2,401,579
Gerresheimer AG (Health care, Life sciences tools & services)	25,216	2,123,686
Krones AG (Industrials, Machinery)	23,805	3,100,749
Springer Nature AG & Co. KGaA (Communication services, Media)†	16,850	425,223
TAG Immobilien AG (Real estate, Real estate management & development)†	227,753	3,786,118
		11,837,355
Ireland: 0.54%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	1,041,104	985,241
Italy: 8.52%
Amplifon SpA (Health care, Health care providers & services)	65,678	1,834,653
Azimut Holding SpA (Financials, Capital markets)	113,641	2,810,851
Buzzi SpA (Materials, Construction materials)	117,035	4,585,168
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special International Small Cap Fund

Portfolio of investments—October 31, 2024

	Shares	Value
Italy(continued)
De’ Longhi SpA (Consumer discretionary, Household durables)	53,692	$1,678,137
GVS SpA (Industrials, Machinery)144A†	146,339	979,466
Interpump Group SpA (Industrials, Machinery)	80,804	3,590,345
		15,478,620
Japan: 30.48%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	119,000	3,380,139
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	140,560	3,588,751
DTS Corp. (Information technology, IT services)	158,700	4,110,583
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	57,500	1,694,081
Fuji Seal International, Inc. (Materials, Containers & packaging)	154,100	2,616,948
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	46,700	2,870,836
Hoshizaki Corp. (Industrials, Machinery)	75,100	2,468,403
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	142,600	2,976,289
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	34,500	1,462,005
MEITEC Group Holdings, Inc. (Industrials, Professional services)	256,800	4,921,125
MISUMI Group, Inc. (Industrials, Machinery)	128,000	2,083,270
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	209,300	1,764,132
NOF Corp. (Materials, Chemicals)	69,100	1,122,632
Orix JREIT, Inc. (Real estate, Office REITs)	3,703	3,822,540
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	182,600	3,420,391
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	47,600	2,450,256
Shizuoka Financial Group, Inc. (Financials, Banks)	133,900	1,068,460
Sohgo Security Services Co. Ltd. (Industrials, Commercial services & supplies)	274,500	1,908,521
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	186,400	3,188,041
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	128,100	2,241,445
Taikisha Ltd. (Industrials, Construction & engineering)	69,100	2,198,090
		55,356,938
Netherlands: 1.80%
Aalberts NV (Industrials, Machinery)	43,001	1,551,704
Technip Energies NV (Energy, Energy equipment & services)	53,361	1,332,282
TKH Group NV (Industrials, Electrical equipment)	9,594	390,374
		3,274,360
Norway: 3.07%
Atea ASA (Information technology, IT services)	151,265	1,936,157
Elopak ASA (Materials, Containers & packaging)	212,210	859,435
SpareBank 1 SMN (Financials, Banks)	188,552	2,782,977
		5,578,569
Spain: 3.97%
Vidrala SA (Materials, Containers & packaging)	18,263	1,974,782
Viscofan SA (Consumer staples, Food products)	78,364	5,240,708
		7,215,490
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 3

Portfolio of investments—October 31, 2024

	Shares	Value
Sweden: 3.40%
Beijer Ref AB Class B (Industrials, Trading companies & distributors)	33,762	$508,577
Hexpol AB (Materials, Chemicals)	232,802	2,213,725
Loomis AB Class B (Industrials, Commercial services & supplies)	110,286	3,455,165
		6,177,467
Switzerland: 3.08%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	11,092	2,665,076
Bucher Industries AG (Industrials, Machinery)	4,852	1,889,753
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	59,065	1,043,236
		5,598,065
United Kingdom: 15.33%
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	706,892	2,745,445
Elementis PLC (Materials, Chemicals)	899,653	1,547,518
IMI PLC (Industrials, Machinery)	105,342	2,243,708
Lancashire Holdings Ltd. (Financials, Insurance)	430,287	3,501,002
LondonMetric Property PLC (Real estate, Diversified REITs)	718,879	1,796,979
Nomad Foods Ltd. (Consumer staples, Food products)	196,049	3,440,660
Premier Foods PLC (Consumer staples, Food products)	445,245	1,081,645
S4 Capital PLC (Communication services, Media)†	864,210	415,672
Spectris PLC (Information technology, Electronic equipment, instruments & components)	147,281	4,795,320
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	777,652	1,615,279
Tate & Lyle PLC (Consumer staples, Food products)	481,687	4,658,337
		27,841,565
United States: 0.29%
Chord Energy Corp. (Energy, Oil, gas & consumable fuels)	4,208	526,421
Total common stocks (Cost $157,632,841)		174,043,075
Investment companies: 0.51%
United States: 0.51%
iShares MSCI EAFE Small-Cap ETF	14,574	924,866
Total investment companies (Cost $917,942)		924,866

		Yield
Short-term investments: 3.10%
Investment companies: 3.10%
Allspring Government Money Market Fund Select Class♠∞		4.78%	5,640,597	5,640,597
Total short-term investments (Cost $5,640,597)				5,640,597
Total investments in securities (Cost $164,191,380)	99.44%			180,608,538
Other assets and liabilities, net	0.56			1,014,494
Total net assets	100.00%			$181,623,032

The accompanying notes are an integral part of these financial statements.
4 | Allspring Special International Small Cap Fund

Portfolio of investments—October 31, 2024

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,255,327	$80,540,440	$(82,155,170)	$0	$0	$5,640,597	5,640,597	$402,665
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 5

Statement of assets and liabilities—October 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $158,550,783)	$174,967,941
Investments in affiliated securities, at value (cost $5,640,597)	5,640,597
Cash	20,359
Foreign currency, at value (cost $66,778)	67,028
Receivable for dividends	837,290
Receivable for investments sold	287,342
Receivable for Fund shares sold	144,528
Prepaid expenses and other assets	94,070
Total assets	182,059,155
Liabilities
Payable for investments purchased	229,203
Management fee payable	132,018
Payable for Fund shares redeemed	37,592
Administration fees payable	15,353
Trustees’ fees and expenses payable	4,733
Shareholder servicing fee payable	59
Accrued expenses and other liabilities	17,165
Total liabilities	436,123
Total net assets	$181,623,032
Net assets consist of
Paid-in capital	$174,655,818
Total distributable earnings	6,967,214
Total net assets	$181,623,032
Computation of net asset value and offering price per share
Net assets–Class A	$243,725
Shares outstanding–Class A1	20,935
Net asset value per share–Class A	$11.64
Maximum offering price per share – Class A2	$12.35
Net assets–Class C	$26,862
Shares outstanding–Class C1	2,309
Net asset value per share–Class C	$11.63
Net assets–Class R6	$60,760,484
Shares outstanding–Class R6[1]	5,209,338
Net asset value per share–Class R6	$11.66
Net assets–Institutional Class	$120,591,961
Shares outstanding–Institutional Class[1]	10,326,617
Net asset value per share–Institutional Class	$11.68
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special International Small Cap Fund

Statement of operations—year ended October 31, 2024
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $531,866)	$5,134,315
Income from affiliated securities	402,665
Interest	21,042
Total investment income	5,558,022
Expenses
Management fee	1,809,059
Administration fees
Class A	319
Class C	53
Class R6	20,220
Institutional Class	159,692
Shareholder servicing fees
Class A	398
Class C	61
Custody and accounting fees	56,473
Professional fees	57,061
Registration fees	58,190
Shareholder report expenses	37,198
Trustees’ fees and expenses	23,558
Other fees and expenses	14,731
Total expenses	2,237,013
Less: Fee waivers and/or expense reimbursements
Fund-level	(266,561)
Class A	(18)
Class R6	(12,681)
Institutional Class	(25,055)
Net expenses	1,932,698
Net investment income	3,625,324
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(2,282,281)
Foreign currency and foreign currency translations	34,080
Forward foreign currency contracts	1,058
Net realized losses on investments	(2,247,143)
Net change in unrealized gains (losses) on
Unaffiliated securities	31,548,333
Foreign currency and foreign currency translations	(19,116)
Net change in unrealized gains (losses) on investments	31,529,217
Net realized and unrealized gains (losses) on investments	29,282,074
Net increase in net assets resulting from operations	$32,907,398
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2024		Year ended October 31, 2023
Operations
Net investment income		$3,625,324		$2,699,228
Net realized losses on investments		(2,247,143)		(3,484,797)
Net change in unrealized gains (losses) on investments		31,529,217		10,633,725
Net increase in net assets resulting from operations		32,907,398		9,848,156
Distributions to shareholders from
Net investment income and net realized gains
Class A		(740)		(248)
Class C		(289)		(182)
Class R6		(1,224,530)		(1,043,071)
Institutional Class		(2,208,165)		(1,230,408)
Total distributions to shareholders		(3,433,724)		(2,273,909)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,327	208,790	608	6,900
Class R6	2,948,188	33,606,792	847,812	9,367,003
Institutional Class	3,223,595	37,145,337	4,194,833	45,675,976
		70,960,919		55,049,879
Reinvestment of distributions
Class A	64	740	24	248
Class C	25	289	17	182
Class R6	63,070	726,561	64,723	665,359
Institutional Class	178,968	2,065,291	119,457	1,230,408
		2,792,881		1,896,197
Payment for shares redeemed
Class A	(355)	(4,301)	0	0
Class R6	(3,858,111)	(44,393,582)	(2,333,140)	(25,411,660)
Institutional Class	(4,488,663)	(51,358,704)	(2,826,020)	(30,890,167)
		(95,756,587)		(56,301,827)
Net increase (decrease) in net assets resulting from capital share transactions		(22,002,787)		644,249
Total increase in net assets		7,470,887		8,218,496
Net assets
Beginning of period		174,152,145		165,933,649
End of period		$181,623,032		$174,152,145
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special International Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2024	2023	2022[1]
Net asset value, beginning of period	$9.95	$9.53	$11.03
Net investment income	0.18 [2]	0.13 [2]	0.03
Net realized and unrealized gains (losses) on investments	1.68	0.40	(1.53)
Total from investment operations	1.86	0.53	(1.50)
Distributions to shareholders from
Net investment income	(0.17)	(0.11)	0.00
Net asset value, end of period	$11.64	$9.95	$9.53
Total return[3]	18.71%	5.52%	(13.60)%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.60%	1.60%
Net expenses	1.36%	1.37%	1.38%
Net investment income	1.52%	1.18%	0.69%
Supplemental data
Portfolio turnover rate	40%	37%	26%
Net assets, end of period (000s omitted)	$244	$29	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2024	2023	2022[1]
Net asset value, beginning of period	$9.92	$9.50	$11.03
Net investment income	0.16 [2]	0.09 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	1.68	0.41	(1.53)
Total from investment operations	1.84	0.50	(1.53)
Distributions to shareholders from
Net investment income	(0.13)	(0.08)	0.00
Net asset value, end of period	$11.63	$9.92	$9.50
Total return[4]	18.52%	5.24%	(13.87)%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.73%	2.12%
Net expenses	1.51%	1.68%	1.96%
Net investment income	1.41%	0.83%	0.06%
Supplemental data
Portfolio turnover rate	40%	37%	26%
Net assets, end of period (000s omitted)	$27	$23	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Special International Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.96	$9.53	$13.91	$10.38	$10.58
Net investment income	0.23 [1]	0.16 [1]	0.20 [1]	0.06	0.09
Net realized and unrealized gains (losses) on investments	1.68	0.41	(4.38)	3.56	(0.03)
Total from investment operations	1.91	0.57	(4.18)	3.62	(0.06)
Distributions to shareholders from
Net investment income	(0.21)	(0.14)	(0.07)	(0.05)	(0.15)
Net realized gains	0.00	0.00	(0.13)	(0.04)	(0.11)
Total distributions to shareholders	(0.21)	(0.14)	(0.20)	(0.09)	(0.26)
Net asset value, end of period	$11.66	$9.96	$9.53	$13.91	$10.38
Total return[2]	19.19%	5.96%	(30.47)%	35.04%	0.42%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.17%	1.18%	1.68%	5.69%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	2.00%	1.50%	1.85%	0.70%	0.93%
Supplemental data
Portfolio turnover rate	40%	37%	26%	19%	45%
Net assets, end of period (000s omitted)	$60,760	$60,318	$71,264	$56,386	$5,086

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.97	$9.53	$13.92	$10.38	$10.57
Net investment income	0.21 [1]	0.16 [1]	0.19 [1]	0.13	0.08
Net realized and unrealized gains (losses) on investments	1.70	0.41	(4.39)	3.49	(0.03)
Total from investment operations	1.91	0.57	(4.20)	3.62	0.05
Distributions to shareholders from
Net investment income	(0.20)	(0.13)	(0.06)	(0.04)	(0.13)
Net realized gains	0.00	0.00	(0.13)	(0.04)	(0.11)
Total distributions to shareholders	(0.20)	(0.13)	(0.19)	(0.08)	(0.24)
Net asset value, end of period	$11.68	$9.97	$9.53	$13.92	$10.38
Total return[2]	19.13%	5.89%	(30.60)%	35.00%	0.35%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.28%	1.26%	2.73%	5.76%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.85%	1.45%	1.86%	1.00%	0.83%
Supplemental data
Portfolio turnover rate	40%	37%	26%	19%	45%
Net assets, end of period (000s omitted)	$120,592	$113,783	$94,626	$156	$115

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special International Small Cap Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special International Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
Allspring Special International Small Cap Fund | 13

Notes to financial statements
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $170,932,076 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$18,778,967
Gross unrealized losses	(9,102,505)
Net unrealized gains	$9,676,462
As of October 31, 2024, the Fund had capital loss carryforwards which consist of $6,351,335 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
14 | Allspring Special International Small Cap Fund

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$5,439,087	$0	$5,439,087
Austria	0	2,310,469	0	2,310,469
Belgium	0	4,076,414	0	4,076,414
Canada	14,778,297	0	0	14,778,297
Finland	0	2,595,672	0	2,595,672
France	0	4,973,045	0	4,973,045
Germany	425,223	11,412,132	0	11,837,355
Ireland	985,241	0	0	985,241
Italy	0	15,478,620	0	15,478,620
Japan	0	55,356,938	0	55,356,938
Netherlands	0	3,274,360	0	3,274,360
Norway	5,578,569	0	0	5,578,569
Spain	0	7,215,490	0	7,215,490
Sweden	0	6,177,467	0	6,177,467
Switzerland	0	5,598,065	0	5,598,065
United Kingdom	16,974,607	10,866,958	0	27,841,565
United States	526,421	0	0	526,421
Investment companies	924,866	0	0	924,866
Short-term investments
Investment companies	5,640,597	0	0	5,640,597
Total assets	$45,833,821	$134,774,717	$0	$180,608,538
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Special International Small Cap Fund | 15

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the year ended October 31, 2024, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.37%
Class C	2.12
Class R6	0.95
Institutional Class	1.05
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the year ended October 31, 2024.
16 | Allspring Special International Small Cap Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2024 were $71,934,102 and $91,304,765, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended October 31, 2024, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $11,679 in forward foreign currency contracts to buy during the year ended October 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2024	2023
Ordinary income	$3,433,724	$2,273,909
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$3,673,172	$9,645,377	$(6,351,335)
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe and Japan and the industrials sector. A fund that invests a substantial portion of its assets in any geographic region or sector may be more affected by changes in that geographic region or sector than would be a fund whose investments are not heavily weighted in any geographic region or sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Special International Small Cap Fund | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special International Small Cap Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 20, 2024
18 | Allspring Special International Small Cap Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 854 of the Internal Revenue Code, $3,433,724 of income dividends paid during the fiscal year ended October 31, 2024 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2024, $238,485 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2024. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$386,075	$0.0248	100%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special International Small Cap Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Allspring Special International Small Cap Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special International Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Special International Small Cap Fund | 21

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the MSCI World ex USA Small Cap Index (Net), for the there-year period under review, but lower for the one-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

22 | Allspring Special International Small Cap Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Special International Small Cap Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4338 10-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: December 20, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: December 20, 2024